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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

GE Institutional Funds

Annual Report

SEPTEMBER 30, 2005

[GE logo omitted]

GE Institutional Funds
--------------------------------------------------------------------------------

Table of Contents

FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund .................................................      1

     S&P 500 Index Fund ................................................     7

     Value Equity Fund .................................................    17

     Small-Cap Value Equity Fund .......................................    23

     International Equity Fund .........................................    29

     Premier Growth Equity Fund ........................................    36

     Strategic Investment Fund .........................................    40

     Income Fund .......................................................    53

     Money Market Fund .................................................    66

NOTES TO PERFORMANCE ...................................................    70

NOTES TO SCHEDULES OF INVESTMENTS ......................................    71

FINANCIAL STATEMENTS

     Financial Highlights ..............................................    72

     Notes to Financial Highlights .....................................    79

     Statements of Assets and Liabilities ..............................    80

     Statements of Operations ..........................................    82

     Statements of Changes in Net Assets ...............................    84

     Notes to Financial Statements .....................................    88

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................    98

TAX INFORMATION ........................................................    99

ADVISORY AGREEMENT RENEWAL .............................................   100

ADDITIONAL INFORMATION .................................................   102

INVESTMENT TEAM ........................................................   105


This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus.

U.S. Equity Fund
--------------------------------------------------------------------------------

Q&A

DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE INSTITUTIONAL U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional U.S. Equity Fund returned 9.89% for Investment Class shares and 9.63% for Service Class shares. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 881 Large-Cap Core Funds returned an average of 11.55% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND PERFORMANCE?

A. In the past twelve months skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors are worried about the economy slowing. Against this backdrop the Federal Reserve is doing its part to dampen the inflationary effects of high energy costs, and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks have outperformed large-cap stocks.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Our diversified large-cap strategy has been challenged in the past year's market environment where small and mid-cap names have led performance. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20% respectively. The lower quality companies that have led performance this year generally do not fit our selection criteria, creating a further headwind. However, large-cap companies with steady earnings growth prospects represent good value in today's market.

    The energy sector not only led the market's returns this year, but contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed, led by Monsanto (+75%), an innovator and leader in genetically modified seeds. As commodity prices advanced, avoiding chemical companies pressured by high input costs, such as DuPont (-6%) and Dow Chemical (-5%), also contributed to materials sector strength.

    However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications

PICTURED TO THE RIGHT:
DAVID B. CARLSON

[Photo omitted]

U.S. Equity Fund
--------------------------------------------------------------------------------


Q&A

    equipment companies hurt the portfolio's performance this year. Preferring the relatively steady returns offered by technology services companies, we overweighted names like First Data (-8%) which underperformed. This credit card processor, and owner of Western Union, benefits from increasing use of electronic payments and global money transfer. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. We remain concerned about further legal troubles and the secular decline of Altria's core tobacco business. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Despite recent challenges, we remain highly committed to investing in high quality large-cap stocks with predictable and steady earnings growth. As energy prices have soared and interest rates have risen we have increased our exposure to less cyclical sectors, including healthcare and consumer staples. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, a sector with above-average earnings growth. We have gone from a market-weight to an underweight in financials, including reducing our position within Fannie Mae, a key detractor from this year's performance. We have also decreased our holdings within the cyclical industrials space.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,032.51                             1.88
     Service Class                   1,000.00                           1,031.68                             3.15
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.95                             1.88
     Service Class                   1,000.00                           1,021.72                             3.14
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.62% FOR SERVICE CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD) .
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WERE AS
   FOLLOWS: 3.25% FOR INVESTMENT CLASS SHARES, AND 3.17% FOR SERVICE CLASS
   SHARES.

U.S. Equity Fund
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CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]


                    U.S. Equity Fund                  S&P 500
--------------------------------------------------------------------------------
11/25/97            $10,000.00                   $10,000.00
03/98                11,529.14                    11,588.04
09/98                10,628.43                    10,787.78
03/99                13,467.20                    13,736.24
09/99                13,632.57                    13,787.49
03/00                15,585.02                    16,232.04
09/00                15,363.95                    15,613.45
03/01                14,001.90                    12,684.93
09/01                12,677.06                    11,451.14
03/02                14,231.51                    12,711.00
09/02                10,486.38                     9,104.81
03/03                10,919.38                     9,564.02
09/03                12,656.55                    11,330.01
03/04                14,116.17                    12,925.02
09/04                13,953.19                    12,901.83
03/05                14,850.46                    13,789.91
09/05                15,333.20                    14,482.49

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
U.S. Equity Fund    9.89%    -0.04%      5.60%     11/25/97
--------------------------------------------------------------------------------
S&P 500            12.25%    -1.49%      4.84%
--------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    U.S. Equity Fund                 S&P 500
--------------------------------------------------------------------------------
01/03/01               $10,000.00                   $10,000.00
03/30/01                 9,372.96                     8,815.97
06/30/01                 9,666.12                     9,331.41
09/30/01                 8,477.20                     7,958.49
12/30/01                 9,337.57                     8,808.80
03/30/02                 9,501.68                     8,834.09
06/30/02                 8,328.33                     7,650.05
09/30/02                 6,990.87                     6,327.80
12/30/02                 7,531.32                     6,861.89
03/30/03                 7,266.78                     6,646.95
06/30/03                 8,291.89                     7,670.12
09/30/03                 8,415.90                     7,874.30
12/30/03                 9,292.41                     8,833.18
03/30/04                 9,375.75                     8,982.83
06/30/04                 9,475.75                     9,137.03
09/30/04                 9,259.07                     8,966.71
12/30/04                10,049.85                     9,794.35
03/30/05                 9,839.25                     9,583.92
06/30/05                 9,931.91                     9,715.10
09/30/05                10,150.94                    10,065.26

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      THREE     SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
U.S. Equity Fund    9.63%    13.24%    0.32%       1/3/01
--------------------------------------------------------------------------------
S&P 500            12.25%    16.73%    0.14%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets primarily in equity securities of issuers that are tied economically to the U.S. under normal market conditions.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $415,334
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                         17.1%
Information Technology             15.9%
Healthcare                         14.0%
Consumer Discretionary             10.8%
Energy                             10.2%
Consumer Staples                    9.5%
Industrials                         9.5%
Materials                           3.5%
Short-Term                          3.4%
Utilities                           3.2%
Telecommunication Services          2.9%

TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.63%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.48%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             3.21%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.54%
--------------------------------------------------------------------------------
 First Data Corp.                                        2.40%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.22%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   2.16%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     2.11%
--------------------------------------------------------------------------------
 Burlington Resources, Inc.                              1.87%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.80%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

U.S. EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                U.S. EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 95.2%

CONSUMER DISCRETIONARY -- 11.0%

Bed Bath & Beyond, Inc.               19,576  $    786,564(a)
Cablevision Systems Corp.
  (Class A)                           32,626     1,000,639(a)
Carnival Corp.                        61,818     3,089,664
Comcast Corp. (Class A)              222,200     6,394,916(a)
Comcast Corp. (Class A)                1,197        35,168(a)
Discovery Holding Co. (Series A)      44,507       642,681(a)
eBay, Inc.                            15,207       626,528(a)
Kohl's Corp.                          13,737       689,323(a)
Liberty Global Inc. (Series C)        50,814     1,308,460(a)
Liberty Global, Inc. (Series A)       47,379     1,283,023(a)
Liberty Media Corp. (Series A)       528,296     4,252,783(a)
Lowe's Companies, Inc.                48,080     3,096,352
News Corp. (Class A)                 111,615     1,740,078
Omnicom Group, Inc.                   41,074     3,435,019
Target Corp.                          79,676     4,137,575
The Home Depot, Inc.                  88,587     3,378,708
Time Warner Inc.                     178,585     3,234,174
Viacom Inc. (Class B)                177,897     5,872,380
                                                45,004,035

CONSUMER STAPLES -- 9.7%

Altria Group, Inc.                     5,344       393,906
Anheuser-Busch Companies, Inc.        27,474     1,182,481
Avon Products, Inc.                   12,020       324,540
Clorox Co.                            94,374     5,241,532
Colgate-Palmolive Co.                 94,076     4,966,272
Kellogg Co.                           71,090     3,279,382
Kimberly-Clark Corp.                  50,827     3,025,731
PepsiCo, Inc.                        162,786     9,231,594
Procter & Gamble Co.                  47,051     2,797,652
Sara Lee Corp.                        96,160     1,822,232
The Coca-Cola Co.                    122,745     5,301,357
Wal-Mart Stores, Inc.                 44,851     1,965,371
                                                39,532,050

ENERGY -- 10.4%

Amerada Hess Corp.                    10,097     1,388,337
Burlington Resources, Inc.            95,302     7,749,959
ConocoPhillips                        40,181     2,809,054
EnCana Corp.                          51,515     3,003,840(j)
Exxon Mobil Corp.                    236,968    15,056,947
Halliburton Co.                       42,242     2,894,422
Occidental Petroleum Corp.            26,787     2,288,413
Schlumberger Ltd.                     83,378     7,035,436
                                                42,226,408

FINANCIALS -- 16.8%

AFLAC Incorporated                    31,939     1,446,837
Allstate Corp.                        86,242     4,768,320
American International Group, Inc.   102,954     6,379,030(h)

                                      NUMBER
                                   OF SHARES         VALUE

Bank of America Corp.                212,928  $  8,964,269
Berkshire Hathaway, Inc. (Class B)       537     1,466,547(a)
Chubb Corp.                           40,497     3,626,506(j)
Citigroup, Inc.                      154,542     7,034,752(h)
Federal Home Loan
   Mortgage Corp.                     19,830     1,119,602
Federal National Mortgage Assoc.      78,987     3,540,197
HCC Insurance Holdings, Inc.          19,576       558,503(j)
JPMorgan Chase & Co.                  25,757       873,935
MBNA Corp.                           112,645     2,775,573
Mellon Financial Corp.               122,074     3,902,706
Merrill Lynch & Company, Inc.         64,889     3,980,940
Morgan Stanley                        73,150     3,945,711
Principal Financial Group             34,892     1,652,834
Prudential Financial, Inc.            23,353     1,577,729
SLM Corp.                             13,050       700,002
State Street Corp.                   139,638     6,831,091(e)
SunTrust Banks, Inc.                  24,590     1,707,775
US Bancorp                            18,887       530,347
Wells Fargo & Co.                     20,606     1,206,893
                                                68,590,099

HEALTHCARE -- 14.2%

Abbott Laboratories                  206,745     8,765,988
Aetna, Inc.                           45,577     3,926,003
Amgen, Inc.                           46,105     3,673,185(a)
Boston Scientific Corp.               13,737       321,034(a)
Bristol-Myers Squibb Co.              61,818     1,487,341
Eli Lilly & Co.                       26,787     1,433,640
GlaxoSmithKline PLC ADR               56,953     2,920,550
HCA Inc.                              28,161     1,349,475
Johnson & Johnson                    118,154     7,476,785
LIncare Holdings Inc.                 40,181     1,649,430(a)
Medtronic Inc.                        11,896       637,863
Novartis AG ADR                       17,859       910,809
Pfizer Inc.                          534,378    13,343,419
Smith & Nephew PLC ADR                 7,555       320,785(j)
UnitedHealth Group Incorporated       67,670     3,803,054
Wyeth                                128,622     5,951,340
                                                57,970,701

INDUSTRIALS -- 7.1%

Burlington Northern
   Santa Fe Corp.                     27,474     1,642,945
Corinthian Colleges, Inc.             34,676       460,151(a,j)
Danaher Corp.                         14,671       789,740(j)
Deere & Co.                           46,019     2,816,363
Dover Corp.                           94,526     3,855,716
Eaton Corp.                           57,154     3,632,137
General Dynamics Corp.                15,035     1,797,434
Northrop Grumman Corp.                49,797     2,706,467
Southwest Airlines Co.                85,933     1,276,105
Textron Inc.                          12,364       886,746
3M Co.                                 8,586       629,869
Tyco International Ltd.              150,423     4,189,281
Union Pacific Corp.                    5,151       369,327(j)
United Technologies Corp.             58,452     3,030,152
Waste Management, Inc.                24,726       707,411
                                                28,789,844

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

U.S. EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

INFORMATION TECHNOLOGY -- 16.2%

Analog Devices, Inc.                  98,496  $  3,658,141
Applied Materials, Inc.               56,665       961,038
Automatic Data Processing, Inc.       46,020     1,980,701
Certegy, Inc.                         34,343     1,374,407
Checkfree Corp.                       12,216       462,009(a)
Cisco Systems, Inc.                  275,084     4,932,256(a)
Dell, Inc.                            63,734     2,179,703(a)
EMC Corporation                      149,392     1,933,132(a)
First Data Corp.                     249,349     9,973,960
Intel Corp.                          196,099     4,833,840
International Business
   Machines Corp.                     42,929     3,443,764
Intuit Inc.                           73,254     3,282,512(a)
Microsoft Corp.                      562,539    14,474,128
Molex Inc. (Class A)                 109,898     2,825,478(j)
Novellus Systems, Inc.                48,767     1,223,076(a)
Oracle Corp.                         543,881     6,738,686(a)
QUALCOMM, Inc.                        19,577       876,071
Yahoo! Inc.                           22,543       762,855(a)
                                                65,915,757

MATERIALS -- 3.5%

Alcoa, Inc.                           27,474       670,915
Barrick Gold Corp.                    43,959     1,277,009
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                81,050     3,938,219
Monsanto Co.                          50,690     3,180,797
Newmont Mining Corp.                  33,793     1,594,016
Praxair, Inc.                         36,060     1,728,356
Rohm & Haas Co.                       13,051       536,788
Weyerhaeuser Co.                      21,293     1,463,894
                                                14,389,994

TELECOMMUNICATION SERVICES -- 3.0%

Alltel Corp.                          55,292     3,600,062
Sprint Corporation                   118,484     2,817,550
Verizon Communications Inc.           41,211     1,347,188
Vodafone Group PLC ADR               173,776     4,512,963
                                                12,277,763

UTILITIES -- 3.3%

American Electric Power
   Company, Inc.                      40,525     1,608,842
Constellation Energy Group, Inc.      42,242     2,602,107
Dominion Resources, Inc.              34,344     2,958,392
Entergy Corp.                         26,101     1,939,826
PG&E Corp.                            69,386     2,723,400
PPL Corp.                             19,837       641,330
Southern Co.                          21,293       761,438
                                                13,235,335

TOTAL COMMON STOCK
   (COST $353,491,806)                         387,931,986

                                      NUMBER
                                   OF SHARES         VALUE

EXCHANGE TRADED FUNDS -- 3.2%

Financial Select Sector
   SPDR Fund                          88,910  $  2,624,623
Industrial Select Sector
   SPDR Fund                         349,913    10,553,376

TOTAL EXCHANGE TRADED FUNDS
   (COST $11,947,925)                           13,177,999


TOTAL INVESTMENTS IN SECURITIES
   (COST $365,439,731)                         401,109,985

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%

GEI Short Term Investment Fund
3.83%                              5,693,453     5,693,453(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 2.1%

State Street Navigator Securities
   Lending Prime Portfolio
3.82%                              8,530,672     8,530,672(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $14,224,125)                           14,224,125


TOTAL INVESTMENTS
   (COST $379,663,856)                         415,334,110


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (1.9)%                             (7,691,412)
                                               -----------


NET ASSETS -- 100.0%                          $407,642,698
                                              +===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional U.S. Equity had the following short futures contracts open at September 30, 2005:


                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures       December 2005     2    $(617,150)  $(5,899)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 Index Fund
--------------------------------------------------------------------------------

Q&A


SSGA FUNDS MANAGEMENT, INC. IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA IS A NEWLY FORMED ENTITY WHICH, AS A RESULT OF A CHANGE IN FEDERAL LAW, HAS SUCCEEDED THE REGISTERED INVESTMENT COMPANY ADVISORY BUSINESS OF STATE STREET GLOBAL ADVISORS IN MAY 2001.

THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY KARL SCHNEIDER. MR. SCHNEIDER IS A PRINCIPAL OF SSGA IN THE U.S. STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET GLOBAL ADVISORS IN 1996. BEFORE JOINING THE U.S. STRUCTURED PRODUCTS GROUP, MR. SCHNEIDER WORKED AS A PORTFOLIO MANAGER IN STATE STREET GLOBAL ADVISOR'S CURRENCY MANAGEMENT GROUP. PRIOR TO THIS, HE WAS AN ANALYST IN THE PROCESS ENGINEERING DIVISION WITHIN STATE STREET'S CUSTODY OPERATIONS. MR. SCHNEIDER HOLDS BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTERS OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE.


Q. HOW DID THE GE INSTITUTIONAL S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional S&P 500 Index Fund returned 12.08%. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 166 S&P 500 Index Objective Funds returned an average of 11.64% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. A quick resolve to the US presidential election and relief from surging energy prices encouraged stocks in the 4th quarter of 2004. While the market then traded flat for much of the first half of 2005, economic resilience, combined with a healthy business prospects for companies involved in disaster recovery and infrastructure repair, helped investors look past the potential for near-term earnings disruptions in the wake of hurricanes Katrina and Rita.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the GE Institutional S&P 500 Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of September 30th, 2005, the four largest sectors in the S&P 500 Index were Financials (20.1%), Information Technology (15.3%), Health Care (13.3%) and Industrials (11.1%).

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its benchmark slightly due to fund fees and expenses and to the investment of fund cash flows.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last twelve months were Valero Energy Corp (+182%), Apple Computer (+176%), TXU Corp (+140%), Humana Inc (+139%) and Nvidia Corp (+136%). The bottom five returning stocks for the past year were Winn Dixie Stores (-78%), Delta Airlines (-77%), Delphi Corp (-69%), Gateway Inc (-45%) and Dana Corp (-44%). The highest returning sector for the last twelve months was Energy (+45%) followed by Utilities (+33%). The lowest returning sectors were Telecommunication Services (-1%) and Materials (0%).

S&P 500 Index Fund
--------------------------------------------------------------------------------

Q&A


Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. For the 3rd quarter of 2005, there were ten index composition changes announced by Standard & Poors that impacted the Fund. The additions to the S&P 500 were DR Horton (Jul 1), Constellation Brands (Jul 1), Weatherford International (Jul 21), Tyson Foods (Aug 10), Vornado Realty Trust (Aug 11), Murphy Oil (Aug 12), Public Storage (Aug 18), Coventry Health Care (Aug 29), and Ameriprise Financial (Sep 30). The deletions for the quarter were Veritas Software (Jul 1), Great Lakes Chemical (Jul 1), Toys R Us (Jul 21), Unocal Corp (Aug 10), SunGard Data Systems (Aug 11), Nextel Communications (Aug 12), Delta Air Lines (Aug 18), May Department Stores (Aug 29), Providian Financial (Sep 30), and Gillette Co (Sep 30). Not all the additions and deletions were bought and sold in the Fund, however, as several changes were as a result of a merger or acquisition involving another S&P 500 constituent.

Q. WHAT IS THE OUTLOOK FOR THE FUND / HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. Due to the passive investment style of the Fund, it will remain fully invested to the S&P 500 to provide as close tracking as possible to the S&P 500 Index.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                 1,000.00                          1,049.82                             0.79
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                 1,000.00                          1,024.01                             0.78
---------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.15% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
 ** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS
    4.98% FOR INVESTMENT CLASS SHARES

S&P 500 Index Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]


                   S&P 500 Index Fund                 S&P 500
--------------------------------------------------------------------------------
11/25/97            $10,000.00                   $10,000.00
03/98                11,643.72                    11,588.04
09/98                10,862.80                    10,787.78
03/99                13,888.39                    13,736.24
09/99                13,949.31                    13,787.49
03/00                16,475.47                    16,232.04
09/00                15,878.84                    15,613.45
03/01                12,901.19                    12,684.93
09/01                11,618.01                    11,451.14
03/02                12,868.15                    12,711.00
09/02                 9,208.40                     9,104.81
03/03                 9,682.37                     9,564.02
09/03                11,449.31                    11,330.01
03/04                13,044.59                    12,925.02
09/04                13,008.15                    12,901.83
03/05                13,887.24                    13,789.91
09/05                14,579.13                    14,482.49


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
S&P 500
 Index Fund          12.08%    -1.69%     4.92%    11/25/97
--------------------------------------------------------------------------------
S&P 500              12.25%    -1.49%     4.84%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $102,463
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                        19.5%
Information Technology            14.9%
Healthcare                        13.0%
Industrials                       10.8%
Consumer Discretionary            10.5%
Energy                            10.0%
Consumer Staples                   9.5%
Utilities                          3.5%
Telecommunication Services         3.1%
Materials                          2.8%
Short Term                         2.4%



TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.53%
--------------------------------------------------------------------------------
 General Electric Co.                                    3.14%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.09%
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         2.07%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.66%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.62%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.49%
--------------------------------------------------------------------------------
 American International Group, Inc.                      1.42%
--------------------------------------------------------------------------------
 Altria Group, Inc.                                      1.35%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    1.33%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                               S&P 500 INDEX FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 97.5%

CONSUMER DISCRETIONARY -- 10.5%

Apollo Group, Inc. (Class A)           1,300   $    86,307(a)
Autonation, Inc.                       1,600        31,952(a)
Autozone, Inc.                           500        41,625(a)
Bed Bath & Beyond, Inc.                2,600       104,468(a)
Best Buy Company, Inc.                 3,650       158,884
Big Lots, Inc.                         1,100        12,089(a)
Black & Decker Corp.                     700        57,463
Brunswick Corp.                          900        33,957
Carnival Corp.                         3,900       194,922
Centex Corp.                           1,100        71,038
Circuit City Stores, Inc.              1,600        27,456
Clear Channel
   Communications, Inc.                4,900       161,161
Coach, Inc.                            3,400       106,624(a)
Comcast Corp. (Class A)               19,859       583,457(a)
Cooper Tire & Rubber Co.                 700        10,689
D.R. Horton, Inc.                      2,400        86,928
Dana Corp.                             1,300        12,233
Darden Restaurants, Inc.               1,350        40,999
Delphi Corp.                           4,718        13,022
Dillard's, Inc. (Class A)                700        14,616
Dollar General Corp.                   2,741        50,270
Dow Jones & Company, Inc.                600        22,914
Eastman Kodak Co.                      2,600        63,258
eBay, Inc.                            10,100       416,120(a)
Family Dollar Stores, Inc.             1,600        31,792
Federated Department Stores Inc.       2,341       156,543
Ford Motor Co.                        16,377       161,477
Fortune Brands, Inc.                   1,300       105,729
Gannett Company, Inc.                  2,200       151,426
General Motors Corp.                   5,112       156,478
Genuine Parts Co.                      1,600        68,640
Goodyear Tire & Rubber Co.             1,600        24,944(a)
H&R Block, Inc.                        3,000        71,940
Harley-Davidson, Inc.                  2,600       125,944
Harrah's Entertainment, Inc.           1,600       104,304
Hasbro, Inc.                           1,550        30,457
Hilton Hotels Corp.                    3,000        66,960
International Game Technology          3,100        83,700
Interpublic Group of
   Companies, Inc.                     3,900        45,396(a)
J.C. Penney Company, Inc.              2,400       113,808
Johnson Controls, Inc.                 1,700       105,485
Jones Apparel Group, Inc.              1,100        31,350
KB Home                                  700        51,240
Knight-Ridder, Inc.                      600        35,208
Kohl's Corp.                           3,100       155,558(a)
Leggett & Platt Incorporated           1,600        32,320
Limited Brands                         3,326        67,950

                                      NUMBER
                                   OF SHARES         VALUE

Liz Claiborne Inc.                     1,000  $     39,320
Lowe's Companies, Inc.                 7,100       457,240
Marriott International Inc.
  (Class A)                            1,600       100,800
Mattel, Inc.                           3,700        61,716
Maytag Corp.                             600        10,956
McDonald's Corp.                      11,400       381,786
McGraw-Hill Companies Inc.             3,400       163,336
Meredith Corp.                           400        19,956
New York Times Co. (Class A)           1,300        38,675
Newell Rubbermaid Inc.                 2,415        54,700
News Corp. (Class A)                  21,900       341,421
Nike Inc. (Class B)                    1,700       138,856
Nordstrom, Inc.                        2,200        75,504
Office Depot, Inc.                     2,900        86,130(a)
OfficeMax, Inc.                          600        19,002
Omnicom Group, Inc.                    1,600       133,808
Pulte Homes, Inc.                      2,000        85,840
RadioShack Corp.                       1,200        29,760
Reebok International Ltd.                500        28,285
Sears Holdings Corp.                     929       115,586(a)
Sherwin-Williams Co.                   1,100        48,477
Snap-On Incorporated                     500        18,060
Stanley Works                            700        32,676
Staples, Inc.                          6,650       141,778
Starbucks Corp.                        3,500       175,350(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B) (REIT)     1,900       108,623
Target Corp.                           8,100       420,633
The Gap, Inc.                          5,262        91,717
The Home Depot, Inc.                  19,300       736,102
The Walt Disney Co.                   18,400       443,992
Tiffany & Co.                          1,200        47,724
Time Warner Inc.                      42,350       766,958(h)
TJX Companies, Inc.                    4,100        83,968
Tribune Co.                            2,382        80,726
Univision Communications Inc.
   (Class A)                           2,100        55,713(a)
VF Corp.                                 900        52,173
Viacom Inc. (Class B)                 14,400       475,344
Visteon Corp.                          1,189        11,628
Wendy's International, Inc.            1,000        45,150
Whirlpool Corp.                          600        45,462
Yum! Brands, Inc.                      2,600       125,866
                                                10,771,898

CONSUMER STAPLES -- 9.4%

Alberto-Culver Company                   750        33,562
Albertson's, Inc.                      3,241        83,132
Altria Group, Inc.                    18,700     1,378,377(h)
Anheuser-Busch Companies, Inc.         7,000       301,280
Archer-Daniels-Midland Co.             5,708       140,759
Avon Products, Inc.                    4,200       113,400
Brown-Forman Corp. (Class B)             800        47,632
Campbell Soup Co.                      1,700        50,575
Clorox Co.                             1,400        77,756
Coca-Cola Enterprises, Inc.            2,700        52,650
Colgate-Palmolive Co.                  4,700       248,113

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE

ConAgra Foods, Inc.                    4,600  $    113,850
Constellation Brands, Inc.
  (Class A)                            1,700        44,200(a)
Costco Wholesale Corp.                 4,300       185,287
CVS Corp.                              7,200       208,872
General Mills, Inc.                    3,300       159,060
Gillette Co.                           8,200       477,240
HJ Heinz Co.                           3,200       116,928
Kellogg Co.                            2,100        96,873
Kimberly-Clark Corp.                   4,300       255,979
Kroger Co.                             6,500       133,835(a)
McCormick & Company, Inc.              1,200        39,156
Molson Coors Brewing Co. (Class B)       500        32,005
Pepsi Bottling Group, Inc.             1,400        39,970
PepsiCo, Inc.                         15,110       856,888
Procter & Gamble Co.                  23,000     1,367,580
Reynolds American Inc.                   700        58,114
Safeway Inc.                           4,000       102,400
Sara Lee Corp.                         7,106       134,659
Supervalu Inc.                         1,200        37,344
Sysco Corp.                            5,600       175,672
The Coca-Cola Co.                     18,900       816,291(h)
The Hershey Company                    1,700        95,727
Tyson Foods, Inc. (Class A)            2,000        36,100
UST Inc.                               1,500        62,790
Walgreen Co.                           9,200       399,740
Wal-Mart Stores, Inc.                 22,600       990,332
WM Wrigley Jr. Co.                     1,600       115,008
                                                 9,679,136

ENERGY -- 10.0%

Amerada Hess Corp.                       700        96,250
Anadarko Petroleum Corp.               2,137       204,618
Apache Corp.                           2,912       219,041
Ashland, Inc.                            600        33,144
Baker Hughes Incorporated              3,070       183,218
BJ Services Co.                        3,000       107,970
Burlington Resources, Inc.             3,500       284,620
Chevron Corporation                   20,314     1,314,925
ConocoPhillips                        12,564       878,349
Devon Energy Corp.                     4,128       283,346
El Paso Corp.                          5,583        77,604
EOG Resources, Inc.                    2,100       157,290
Exxon Mobil Corp.                     56,916     3,616,443(h)
Halliburton Co.                        4,600       315,192
Kerr-McGee Corp.                       1,030       100,023
Kinder Morgan, Inc.                      900        86,544
Marathon Oil Corp.                     3,241       223,402
Murphy Oil Corp.                       1,500        74,805
Nabors Industries Ltd.                 1,400       100,562(a)
National Oilwell Varco, Inc.           1,500        98,700(a)
Noble Corp.                            1,200        82,152
Occidental Petroleum Corp.             3,600       307,548
Rowan Companies, Inc.                    900        31,941
Schlumberger Ltd.                      5,300       447,214
Sunoco, Inc.                           1,200        93,840
The Williams Companies, Inc.           5,000       125,250
Transocean Inc.                        2,951       180,926(a)

                                      NUMBER
                                   OF SHARES         VALUE

Valero Energy Corp.                    2,800  $    316,568
Weatherford International Ltd.         1,200        82,392(a)
XTO Energy Inc.                        3,166       143,483
                                                10,267,360

FINANCIALS -- 19.6%

ACE Ltd.                               2,600       122,382
AFLAC Incorporated                     4,500       203,850
Allstate Corp.                         6,000       331,740
AMBAC Financial Group, Inc.              950        68,457
American Express Co.                  11,300       649,072(h)
American International Group, Inc.    23,438     1,452,218(h)
AmSouth Bancorp                        3,200        80,832
AON Corp.                              2,800        89,824
Apartment Investment &
   Management Co. (Class A) (REIT)       800        31,024
Archstone-Smith Trust (REIT)           1,900        75,753
Bank of America Corp.                 36,258     1,526,462(h)
BB&T Corp.                             4,900       191,345
Capital One Financial Corp.            2,600       206,752
Charles Schwab Corp.                   9,500       137,085
Chubb Corp.                            1,800       161,190
Cincinnati Financial Corp.             1,538        64,427
CIT Group, Inc.                        1,900        85,842
Citigroup, Inc.                       46,613     2,121,824
Comerica Incorporated                  1,550        91,295
Compass Bancshares, Inc.               1,100        50,413
Countrywide Financial Corp.            5,298       174,728
E*Trade Financial Corp.                3,300        58,080(a)
Equity Office Properties Trust (REIT)  3,700       121,027
Equity Residential (REIT)              2,500        94,625
Federal Home Loan
   Mortgage Corp.                      6,200       350,052
Federal National Mortgage Assoc.       8,700       389,934
Federated Investors Inc. (Class B)       900        29,907
Fifth Third Bancorp                    5,019       184,348
First Horizon National Corp.           1,100        39,985
Franklin Resources, Inc.               1,300       109,148
Golden West Financial Corp.            2,300       136,597
Goldman Sachs Group, Inc.              4,200       510,636
Huntington Bancshares
   Incorporated                        2,078        46,693
Janus Capital Group, Inc.              2,000        28,900
Jefferson-Pilot Corp.                  1,250        63,962
JPMorgan Chase & Co.                  31,680     1,074,902
Keycorp                                3,700       119,325
Lehman Brothers Holdings Inc.          2,500       291,200
Lincoln National Corp.                 1,600        83,232
Loews Corp.                            1,200       110,892
M&T Bank Corp.                           700        73,997
Marsh & McLennan
   Companies Inc.                      4,800       145,872
Marshall & Ilsley Corp.                1,900        82,669
MBIA Inc.                              1,200        72,744
MBNA Corp.                            11,375       280,280
Mellon Financial Corp.                 3,800       121,486
Merrill Lynch & Company, Inc.          8,500       521,475

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

Metlife, Inc.                          6,900  $    343,827
MGIC Investment Corp.                    900        57,780
Moody's Corp.                          2,300       117,484
Morgan Stanley                         9,800       528,612
National City Corp.                    5,100       170,544
North Fork Bancorporation, Inc.        4,250       108,375
Northern Trust Corp.                   1,800        90,990
Plum Creek Timber
   Company, Inc (REIT)                 1,600        60,656
Principal Financial Group              2,600       123,162
Progressive Corp.                      1,800       188,586
ProLogis (REIT)                        1,700         75,327
Providian Financial Corp.              2,700        47,736(a)
Prudential Financial, Inc.             4,700       317,532
Public Storage, Inc. (REIT)              800        53,600
Regions Financial Corp.                4,122       128,277
Safeco Corp.                           1,100        58,718
Simon Property Group, Inc. (REIT)      1,700       126,004
SLM Corp.                              3,800       203,832
Sovereign Bancorp, Inc.                3,300        72,732
State Street Corp.                     3,000       146,760(e)
SunTrust Banks, Inc.                   3,300       229,185
Synovus Financial Corp.                2,700        74,844
T Rowe Price Group, Inc.               1,100        71,830
The Bank of New York
   Company, Inc.                       7,000       205,870
The Bear Stearns Companies Inc.        1,020       111,945
The Hartford Financial Services
   Group, Inc.                         2,700       208,359
The PNC Financial Services
   Group, Inc.                         2,600       150,852
The St. Paul Travelers
   Companies, Inc.                     6,076       272,630
Torchmark Corp.                          900        47,547
UnumProvident Corp.                    2,746        56,293
US Bancorp                            16,506       463,488
Vornado Realty Trust (REIT)            1,000        86,620
Wachovia Corp.                        14,202       675,873
Washington Mutual Inc.                 7,933       311,132
Wells Fargo & Co.                     15,200       890,264
XL Capital Ltd.                        1,300        88,439
Zions Bancorporation                     800        56,968
                                                20,081,156

HEALTHCARE -- 13.0%

Abbott Laboratories                   14,000       593,600(h)
Aetna, Inc.                            2,600       223,964
Allergan, Inc.                         1,200       109,944
AmerisourceBergen Corp.                  922        71,271
Amgen, Inc.                           11,176       890,392(a)
Applera Corp. - Applied
   Biosystems Group                    1,700        39,508
Bausch & Lomb Inc.                       500        40,340
Baxter International, Inc.             5,600       223,272
Becton Dickinson & Co.                 2,300       120,589
Biogen Idec, Inc.                      3,095       122,191(a)
Biomet, Inc.                           2,225        77,230

                                      NUMBER
                                   OF SHARES         VALUE

Boston Scientific Corp.                5,400  $    126,198(a)
Bristol-Myers Squibb Co.              17,600       423,456
C.R. Bard, Inc.                          900        59,427
Cardinal Health, Inc.                  3,875       245,830
Caremark Rx, Inc.                      4,080       203,714(a)
Chiron Corp.                           1,000        43,620(a)
Cigna Corp.                            1,200       141,432
Coventry Health Care, Inc.             1,000        86,020(a)
Eli Lilly & Co.                       10,200       545,904(h)
Express Scripts, Inc.                  1,300        80,860(a)
Fisher Scientific International Inc.   1,100        68,255(a)
Forest Laboratories, Inc.              3,000       116,910(a)
Genzyme Corp.                          2,300       164,772(a)
Gilead Sciences, Inc.                  4,100       199,916(a)
Guidant Corp.                          2,900       199,781
HCA Inc.                               4,100       196,472
Health Management
   Associates Inc. (Class A)           2,200        51,634
Hospira, Inc.                          1,400        57,358(a)
Humana Inc.                            1,400        67,032(a)
IMS Health Inc.                        1,988        50,038
Johnson & Johnson                     26,868     1,700,207(h)
King Pharmaceuticals, Inc.             2,366        36,389(a)
Laboratory Corporation of
   America Holdings                    1,200        58,452(a)
Manor Care, Inc.                         800        30,728
McKesson Corp.                         2,644       125,458
Medco Health Solutions, Inc.           2,694       147,712(a)
Medimmune, Inc.                        2,300        77,395(a)
Medtronic Inc.                        11,000       589,820
Merck & Company, Inc.                 19,800       538,758
Millipore Corp.                          500        31,445(a)
Mylan Laboratories Inc.                1,900        36,594
PerkinElmer, Inc.                      1,100        22,407
Pfizer Inc.                           66,469     1,659,731(h)
Quest Diagnostics Inc.                 1,600        80,864
Schering-Plough Corp.                 13,200       277,860
St. Jude Medical, Inc.                 3,300       154,440(a)
Stryker Corp.                          2,600       128,518
Tenet Healthcare Corp.                 4,200        47,166(a)
Thermo Electron Corp.                  1,400        43,260(a)
UnitedHealth Group Incorporated       11,400       640,680
Waters Corp.                           1,100        45,760(a)
Watson Pharmaceuticals, Inc.             900        32,949(a)
WellPoint, Inc.                        5,500       417,010(a)
Wyeth                                 12,200       564,494(h)
Zimmer Holdings, Inc.                  2,190       150,869(a)
                                                13,279,896

INDUSTRIALS -- 10.8%

Allied Waste Industries, Inc.          2,600        21,970(a)
American Power Conversion Corp.        1,600        41,440
American Standard
   Companies, Inc.                     1,600        74,480
Avery Dennison Corp.                     900        47,151
Boeing Co.                             7,400       502,830

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

Burlington Northern
   Santa Fe Corp.                      3,400  $    203,320
Caterpillar, Inc.                      6,100       358,375
Cendant Corp.                          9,338       192,736
Cintas Corp.                           1,300        53,365
Cooper Industries Ltd.                   800        55,312
CSX Corp.                              1,900        88,312
Cummins, Inc.                            400        35,196
Danaher Corp.                          2,200       118,426
Deere & Co.                            2,200       134,640
Dover Corp.                            1,800        73,422
Eaton Corp.                            1,400        88,970
Emerson Electric Co.                   3,700       265,660
Equifax, Inc.                          1,100        38,434
FedEx Corp.                            2,700       235,251
Fluor Corp.                              800        51,504
General Dynamics Corp.                 1,800       215,190
General Electric Co.                  95,600     3,218,852(h,m)
Goodrich Corp.                         1,100        48,774
Honeywell International Inc.           7,650       286,875
Illinois Tool Works Inc.               1,800       148,194
Ingersoll-Rand Co. Ltd. (Class A)      3,000       114,690
ITT Industries, Inc.                     800        90,880
L-3 Communications Holdings, Inc.      1,100        86,977
Lockheed Martin Corp.                  3,300       201,432
Masco Corp.                            4,000       122,720
Monster Worldwide, Inc.                1,100        33,781(a)
Navistar International Corp.             600        19,458(a)
Norfolk Southern Corp.                 3,600       146,016
Northrop Grumman Corp.                 3,184       173,050
Paccar Inc.                            1,600       108,624
Pall Corp.                             1,200        33,000
Parker Hannifin Corp.                  1,100        70,741
Pitney Bowes Inc.                      2,100        87,654
Raytheon Co.                           4,000       152,080
Robert Half International Inc.         1,500        53,385
Rockwell Automation, Inc.              1,600        84,640
Rockwell Collins, Inc.                 1,600        77,312
RR Donnelley & Sons Co.                1,900        70,433
Ryder System, Inc.                       600        20,532
Southwest Airlines Co.                 6,750       100,238
Textron Inc.                           1,200        86,064
3M Co.                                 6,900       506,184
Tyco International Ltd.               18,166       505,923
Union Pacific Corp.                    2,400       172,080
United Parcel Service Inc. (Class B)  10,000       691,300
United Technologies Corp.              9,200       476,928
W.W. Grainger, Inc.                      700        44,044
Waste Management, Inc.                 5,070       145,053
                                                11,073,898

INFORMATION TECHNOLOGY -- 14.9%

ADC Telecommunications, Inc.             985        22,517(a)
Adobe Systems Incorporated             4,400       131,340
Advanced Micro Devices, Inc.           3,400        85,680(a)
Affiliated Computer Services, Inc.
   (Class A)                           1,100        60,060(a)

                                      NUMBER
                                   OF SHARES         VALUE

Agilent Technologies, Inc.             4,495   $   147,211(a)
Altera Corp.                           3,300        63,063(a)
Analog Devices, Inc.                   3,300       122,562
Andrew Corp.                           1,600        17,840(a)
Apple Computer, Inc.                   7,400       396,714(a)
Applied Materials, Inc.               14,700       249,312
Applied Micro Circuits Corp.           2,800         8,400(a)
Autodesk, Inc.                         2,000        92,880
Automatic Data Processing, Inc.        5,200       223,808
Avaya, Inc.                            4,240        43,672(a)
BMC Software, Inc.                     1,900        40,090(a)
Broadcom Corp. (Class A)               2,600       121,966(a)
Ciena Corp.                            5,300        13,992(a)
Cisco Systems, Inc.                   57,600     1,032,768(a,h)
Citrix Systems, Inc.                   1,400        35,196(a)
Computer Associates
   International, Inc.                 4,250       118,193
Computer Sciences Corp.                1,700        80,427(a)
Compuware Corp.                        3,500        33,250(a)
Comverse Technology, Inc.              1,800        47,286(a)
Convergys Corp.                        1,200        17,244(a)
Corning Incorporated                  13,400       259,022(a)
Dell, Inc.                            21,800       745,560(a)
Electronic Arts, Inc.                  2,800       159,292(a)
Electronic Data Systems Corp.          4,700       105,468
EMC Corporation                       21,462       277,718(a)
First Data Corp.                       7,050       282,000
Fiserv, Inc.                           1,700        77,979(a)
Freescale Semiconductor Inc.
   (Class B)                           3,626        85,501(a)
Gateway, Inc.                          3,000         8,100(a)
Hewlett-Packard Co.                   25,928       757,098
Intel Corp.                           55,200     1,360,680(h)
International Business
   Machines Corp.                     14,400     1,155,168(h)
Intuit Inc.                            1,600        71,696(a)
Jabil Circuit, Inc.                    1,700        52,564(a)
JDS Uniphase Corp.                    16,500        36,630(a)
Kla-Tencor Corp.                       1,800        87,768
Lexmark International Inc. (Class A)   1,100        67,155(a)
Linear Technology Corp.                2,700       101,493
LSI Logic Corp.                        3,500        34,475(a)
Lucent Technologies Inc.              39,190       127,368(a,h)
Maxim Integrated Products, Inc.        2,900       123,685
Mercury Interactive Corp.                700        27,720(a)
Micron Technology, Inc.                5,500        73,150(a)
Microsoft Corp.                       83,100     2,138,163(h)
Molex, Inc.                            1,550        41,354
Motorola, Inc.                        22,461       496,163
National Semiconductor Corp.           3,200        84,160
NCR Corp.                              1,600        51,056(a)
Network Appliance, Inc.                3,300        78,342(a)
Novell, Inc.                           3,200        23,840(a)
Novellus Systems, Inc.                 1,300        32,604(a)
Nvidia Corp.                           1,500        51,420(a)
Oracle Corp.                          34,300       424,977(a)
Parametric Technology Corp.            2,500        17,425(a)
Paychex, Inc.                          3,200       118,656

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

PMC - Sierra, Inc.                     1,500  $     13,215(a)
QLogic Corp.                             800        27,360(a)
QUALCOMM, Inc.                        14,700       657,825
Sabre Holdings Corp. (Class A)         1,128        22,876
Sanmina-SCI Corp.                      4,300        18,447(a)
Scientific-Atlanta, Inc.               1,300        48,763
Siebel Systems, Inc.                   4,700        48,551
Solectron Corp.                        8,400        32,844(a)
Sun Microsystems, Inc.                30,600       119,952(a)
Symantec Corp.                        10,659       241,533(a)
Symbol Technologies, Inc.              2,200        21,296
Tektronix, Inc.                          800        20,184
Tellabs, Inc.                          4,200        44,184(a)
Teradyne, Inc.                         1,800        29,700(a)
Texas Instruments Incorporated        14,600       494,940
Unisys Corp.                           2,700        17,928(a)
Xerox Corp.                            8,600       117,390(a)
Xilinx, Inc.                           3,100        86,335
Yahoo! Inc.                           11,400       385,776(a)
                                                15,290,020

MATERIALS -- 2.8%

Air Products & Chemicals, Inc.         2,100       115,794
Alcoa, Inc.                            7,784       190,085
Allegheny Technologies
   Incorporated                          800        24,784
Ball Corp.                             1,000        36,740
Bemis Co.                              1,000        24,700
Dow Chemical Co.                       8,794       366,446
E.I. du Pont de Nemours and Co.        9,003       352,648
Eastman Chemical Co.                     700        32,879
Ecolab Inc.                            1,700        54,281
Engelhard Corp.                        1,100        30,701
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 1,600        77,744
Georgia-Pacific Corp.                  2,355        80,211
Hercules Incorporated                  1,000        12,220(a)
International Flavors &
   Fragrances Inc.                       800        28,512
International Paper Co.                4,475       133,355
Louisiana-Pacific Corp.                  900        24,921
MeadWestvaco Corp.                     1,600        44,192
Monsanto Co.                           2,453       153,926
Newmont Mining Corp.                   4,000       188,680
Nucor Corp.                            1,400        82,586
Pactiv Corp.                           1,300        22,776(a)
Phelps Dodge Corp.                       900       116,937
PPG Industries, Inc.                   1,500        88,785
Praxair, Inc.                          2,900       138,997
Rohm & Haas Co.                        1,300        53,469
Sealed Air Corp.                         700        33,222(a)
Sigma-Aldrich Corp.                      600        38,436
Temple-Inland Inc.                     1,100        44,935
United States Steel Corp.              1,000        42,350
Vulcan Materials Co.                     900        66,789
Weyerhaeuser Co.                       2,200       151,250
                                                 2,853,351

                                      NUMBER
                                   OF SHARES         VALUE

TELECOMMUNICATION SERVICES -- 3.0%

Alltel Corp.                           3,400  $    221,374
AT&T Corp.                             7,232       143,194
BellSouth Corp.                       16,400       431,320
CenturyTel, Inc.                       1,200        41,976
Citizens Communications Co.            2,900        39,295
Qwest Communications
   International Inc.                 14,617        59,930(a)
SBC Communications Inc.               30,053       720,370(h)
Sprint Corporation                    26,701       634,950
Verizon Communications Inc.           25,166       822,677
                                                3,115,086

UTILITIES -- 3.5%

AES Corp.                              6,000        98,580(a)
Allegheny Energy, Inc.                 1,500        46,080(a)
Ameren Corp.                           1,800        96,282
American Electric Power
   Company, Inc.                       3,440       136,568
Calpine Corp.                          5,200        13,468(a)
Centerpoint Energy, Inc.               2,500        37,175
Cinergy Corp.                          1,800        79,938
CMS Energy Corp.                       1,800        29,610(a)
Consolidated Edison, Inc.              2,200       106,810
Constellation Energy Group, Inc.       1,600        98,560
Dominion Resources, Inc.               3,084       265,656
DTE Energy Co.                         1,600        73,376
Duke Energy Corp.                      8,300       242,111
Dynegy Inc. (Class A)                  3,400        16,014(a)
Edison International                   2,900       137,112
Entergy Corp.                          1,900       141,208
Exelon Corp.                           6,050       323,312
FirstEnergy Corp.                      2,931       152,764
FPL Group, Inc.                        3,500       166,600
KeySpan Corp.                          1,600        58,848
Nicor Inc.                               400        16,812
NiSource Inc.                          2,447        59,340
Peoples Energy Corp.                     300        11,814
PG&E Corp.                             3,300       129,525
Pinnacle West Capital Corp.              900        39,672
PPL Corp.                              3,400       109,922
Progress Energy, Inc.                  2,175        97,331
Public Service Enterprise
   Group Incorporated                  2,100       135,156
Sempra Energy                          2,350       110,591
Southern Co.                           6,600       236,016
TECO Energy, Inc.                      1,700        30,634
TXU Corp.                              2,200       248,336
Xcel Energy Inc.                       3,615        70,890
                                                 3,616,111

TOTAL COMMON STOCK
   (COST $86,582,181)                          100,027,912

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 2.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.2%

GEI Short Term Investment Fund
3.83%                              2,235,011  $  2,235,011(d,l)
Money Market Obligations Trust
3.62%                                  1,267         1,267
                                                 2,236,278

                                   PRINCIPAL
                                      AMOUNT
--------------------------------------------

U.S. GOVERNMENT -- 0.2%

U. S. Treasury Bill
3.37%       12/08/05                $200,000       198,727

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,435,005)                             2,435,005


TOTAL INVESTMENTS
   (COST $89,017,186)                          102,462,917


OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                     144,182
                                              ------------

NET ASSETS -- 100.0%                          $102,607,099
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at September 30, 2005:

                                    NUMBER      CURRENT
                    EXPIRATION        OF        NOTIONAL       UNREALIZED
DESCRIPTION            DATE        CONTRACTS      VALUE       DEPRECIATION
--------------------------------------------------------------------------------
S&P Mini 500
  Index Futures   December 2005       43       $2,653,745        $(13,406)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Value Equity Fund
--------------------------------------------------------------------------------

Q&A


PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE INSTITUTIONAL VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional Value Equity Fund returned 11.48%. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 443 Large-Cap Value Funds returned an average of 13.36% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. In the past twelve months skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors are worried about the economy slowing. The Fed continues to raise short-term interest rates at a measured pace, and the yield curve has flattened. Corporate earnings continue to grow, but only energy and utility companies have seen estimates significantly increase. Within the stock market, small-cap stocks have outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20%, respectively.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Energy has been the year's best performing S&P sector rising nearly 49%. The Fund's energy holdings beat the benchmark handily, returning over 58%. Among our Energy holdings, oil and gas companies EnCana Corp. (+154%), Burlington Resources (+101%), led performance. Utility stocks have been the second best performing sector, rising 39%, and the Fund's overweight position in utilities also helped performance. Not owning beleaguered automobile stocks helped, and picking winners amongst media companies also contributed to performance within the consumer discretionary space--Liberty Global was up 58% over the period. Despite these positives, the portfolio lagged due to issues within information technology and consumer staples.

    In information technology, overweight positions in Unisys (-36%), First Data (-8%), and ADI (-3%) drove sector underperformance, as well as underweighting some of the lower-quality names that have been driving performance within the sector. Unisys was eliminated during the period. Not owning tobacco giant Altria hurt performance considerably during the year, as the stock advanced almost 64% due to positive tobacco litigation outcomes. We have been concerned about further legal troubles and the secular decline of Altria's core tobacco business. Overweights in Sara Lee (-14%) and Kimberly-Clark (-4%) also hurt performance, and we have reduced our weightings in these companies as they undergo restructurings.


PICTURED TO THE LEFT:
PAUL C. REINHARDT

[Photo omitted]

Value Equity Fund
--------------------------------------------------------------------------------

Q&A


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Our process has remained consistent during the year, and we continue to employ a bottom-up relative value process to seek out underappreciated stocks with catalysts for growth or improving fundamentals. We have positioned the portfolio for a mid-cycle slowdown, including lightening up in industrials such as Tyco and Honeywell. We have also gone underweight financial companies on concerns that higher interest rates could pressure earnings power for the group (e.g., reducing our weightings in Citigroup, JP Morgan and US Bancorp). Also within financials, we have reduced our weightings in Fannie Mae and American International Group as the companies faced regulatory investigations during the twelve-month period. As we position ourselves for slowing growth, we increased our weighting in the steady growth healthcare sector, initiating positions in Bristol Myers, Eli Lilly and Novartis. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, a sector with above-average earnings growth.

Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,036.89                             2.24
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.60                             2.24
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.44% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 3.69%
   FOR INVESTMENT CLASS SHARES.

Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    Value Equity Fund                 S&P 500
--------------------------------------------------------------------------------
02/02/00            $10,000.00                   $10,000.00
03/00                10,550.00                    10,788.83
09/00                10,389.99                    10,377.68
03/01                 9,588.65                     8,431.20
09/01                 8,763.60                     7,611.15
03/02                 9,807.11                     8,448.53
09/02                 7,304.47                     6,051.63
03/03                 7,575.65                     6,356.85
09/03                 8,774.53                     7,530.64
03/04                 9,927.70                     8,590.78
09/04                 9,948.62                     8,575.37
03/05                10,696.57                     9,165.64
09/05                11,091.16                     9,625.97


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                      ONE       FIVE      SINCE
                     YEAR       YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Value Equity Fund    11.48%     1.31%      1.84%    2/2/00
--------------------------------------------------------------------------------
S&P 500              12.25%    -1.49%     -0.67%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $90,872
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                         16.3%
Healthcare                         12.5%
Information Technology             12.3%
Energy                             10.8%
Industrials                        10.3%
Consumer Staples                    9.7%
Consumer Discretionary              8.6%
Short-Term                          6.2%
Materials                           5.6%
Utilities                           4.5%
Telecommunication Services          3.2%

TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       4.32%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.64%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             2.63%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.43%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     1.87%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.85%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           1.84%
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         1.83%
--------------------------------------------------------------------------------
 Burlington Resources, Inc.                              1.63%
--------------------------------------------------------------------------------
 Oracle Corp.                                            1.56%

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                VALUE EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 95.6%

CONSUMER DISCRETIONARY -- 9.1%

Cablevision Systems Corp. (Class A)   11,965   $   366,967(a,j)
Comcast Corp. (Class A)               22,419       645,219(a)
Koninklijke Philips Electronics
   N.V. ADR                           18,910       504,519
Liberty Global Inc. (Series C)         8,816       227,012(a)
Liberty Global, Inc. (Series A)        7,557       204,644(a)
Liberty Media Corp. (Series A)        10,076        81,112(a)
Lowe's Companies, Inc.                12,343       794,889
News Corp. (Class A)                  40,933       638,145
Omnicom Group, Inc.                   10,076       842,656
Ross Stores, Inc.                     11,335       268,639
Starwood Hotels & Resorts
   Worldwide Inc. (Class B) (REIT)     9,698       554,435
Target Corp.                          12,595       654,058
Time Warner Inc.                      65,493     1,186,078
Viacom Inc. (Class B)                 25,568       844,000
                                                 7,812,373

CONSUMER STAPLES -- 10.2%

Altria Group, Inc.                     1,960       144,472
Anheuser-Busch Companies, Inc.        10,076       433,671
Clorox Co.                            24,938     1,385,057
Colgate-Palmolive Co.                  3,778       199,441
General Mills, Inc.                    6,928       333,930
Kellogg Co.                           18,514       854,051
Kimberly-Clark Corp.                  18,640     1,109,639
PepsiCo, Inc.                         29,472     1,671,357
Procter & Gamble Co.                  17,255     1,025,982
Sara Lee Corp.                        23,930       453,473
The Coca-Cola Co.                     16,751       723,476
Wal-Mart Stores, Inc.                 11,335       496,700(h)
                                                 8,831,249

ENERGY -- 11.4%

Amerada Hess Corp.                     2,645       363,687
Burlington Resources, Inc.            18,263     1,485,147
ConocoPhillips                        14,736     1,030,194
EnCana Corp.                          18,892     1,101,593
Exxon Mobil Corp.                     61,715     3,921,371(h)
Halliburton Co.                        4,660       319,303
Occidental Petroleum Corp.             8,942       763,915
Schlumberger Ltd.                     10,076       850,213
                                                 9,835,423

FINANCIALS -- 16.5%

AFLAC Incorporated                     3,149       142,650
Allstate Corp.                        22,671     1,253,480
American International Group, Inc.    12,595       780,386
Bank of America Corp.                 39,926     1,680,885(h)

                                      NUMBER
                                   OF SHARES         VALUE

BlackRock Inc. (Class A)               6,544  $    579,929(j)
Chubb Corp.                            9,446       845,889
Citigroup, Inc.                       36,525     1,662,618(h)
Federal Home Loan
   Mortgage Corp.                      7,272       410,577
Federal National Mortgage Assoc.       7,557       338,705
JPMorgan Chase & Co.                   9,446       320,503
MBNA Corp.                            22,671       558,613
Mellon Financial Corp.                24,560       785,183
Merrill Lynch & Company, Inc.         12,595       772,703
Morgan Stanley                        22,041     1,188,892
Principal Financial Group              7,557       357,975
Prudential Financial, Inc.             8,565       578,651
State Street Corp.                    19,018       930,361(e)
SunTrust Banks, Inc.                   6,297       437,327
US Bancorp                             6,927       194,510
Wells Fargo & Co.                      7,557       442,613
                                                14,262,450

HEALTHCARE -- 13.2%

Abbott Laboratories                   40,052     1,698,205(h)
Aetna, Inc.                           10,202       878,800
Bristol-Myers Squibb Co.              22,671       545,464
Eli Lilly & Co.                        9,824       525,780
GlaxoSmithKline PLC ADR               20,888     1,071,137
Guidant Corp.                          1,266        87,215
HCA Inc.                              10,328       494,918
Johnson & Johnson                     13,225       836,878
Medco Health Solutions, Inc.          10,706       587,010(a)
Novartis AG ADR                        6,549       333,999
Pfizer Inc.                           95,721     2,390,153
UnitedHealth Group Incorporated       19,023     1,069,093
Wyeth                                 18,892       874,133
                                                11,392,785

INDUSTRIALS -- 8.3%

Burlington Northern
   Santa Fe Corp.                     10,076       602,545
Deere & Co.                           16,877     1,032,872
Eaton Corp.                           14,610       928,465
General Dynamics Corp.                 5,514       659,199
Honeywell International Inc.           5,038       188,925
ITT Industries, Inc.                   3,149       357,726
Northrop Grumman Corp.                18,263       992,594
Rockwell Collins, Inc.                 4,030       194,730
Textron Inc.                           3,778       270,958
3M Co.                                 3,149       231,011
Tyco International Ltd.               30,228       841,850
Union Pacific Corp.                    1,889       135,441
United Technologies Corp.             13,854       718,191
                                                 7,154,507

INFORMATION TECHNOLOGY -- 13.0%

Analog Devices, Inc.                  25,442       944,916
Applied Materials, Inc.               20,782       352,463
Cisco Systems, Inc.                   59,196     1,061,384(a)
EMC Corporation                       11,335       146,675(a)
First Data Corp.                      28,339     1,133,560


See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

Hewlett-Packard Co.                   15,152  $    442,438
Intel Corp.                           37,785       931,400
International Business
   Machines Corp.                     15,744     1,262,984
Microsoft Corp.                       93,202     2,398,087
Novell, Inc.                          25,190       187,665(a,j)
Oracle Corp.                         114,613     1,420,055(a)
Sun Microsystems, Inc.                71,791       281,421(a)
Symantec Corp.                        16,373       371,012(a)
Xerox Corp.                           20,152       275,075(a)
                                                11,209,135

MATERIALS -- 5.9%

Air Products & Chemicals, Inc.         7,179       395,850
Alcan Inc.                             5,038       159,856
Alcoa, Inc.                           10,076       246,056
Barrick Gold Corp.                    16,121       468,315(j)
Dow Chemical Co.                      11,965       498,582
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                22,671     1,101,584(j)
Monsanto Co.                           5,454       342,238
Newmont Mining Corp.                  10,076       475,285(j)
Praxair, Inc.                         13,225       633,874
Rohm & Haas Co.                        4,690       192,900
Weyerhaeuser Co.                       7,809       536,869
                                                 5,051,409

TELECOMMUNICATION SERVICES -- 3.3%

Alltel Corp.                          14,610       951,257
Sprint Corporation                    29,850       709,833
Verizon Communications Inc.           15,114       494,077
Vodafone Group PLC ADR                27,709       719,603
                                                 2,874,770

UTILITIES -- 4.7%

American Electric Power
   Company, Inc.                      14,862       590,021
Constellation Energy Group, Inc.      15,492       954,307
Dominion Resources, Inc.              12,595     1,084,933
Entergy Corp.                          9,572       711,391
PG&E Corp.                            19,144       751,402
                                                 4,092,054

TOTAL COMMON STOCK
   (COST $72,591,321)                           82,516,155

                                      NUMBER
                                   OF SHARES         VALUE

EXCHANGE TRADED FUNDS -- 3.2%

Financial Select Sector
   SPDR Fund                          18,652   $   550,607
Industrial Select Sector
   SPDR Fund                          73,076     2,203,972

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,433,242)                             2,754,579


TOTAL INVESTMENTS IN SECURITIES
   (COST $75,024,563)                           85,270,734

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 3.1%

GEI Short Term Investment Fund
3.83%                              2,672,647     2,672,647(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 3.4%

State Street Navigator Securities
   Lending Prime Portfolio
3.82%                              2,928,293     2,928,293(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $5,600,940)                             5,600,940


TOTAL INVESTMENTS
   (COST $80,625,503)                           90,871,674


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (5.3)%                             (4,604,873)
                                               -----------

NET ASSETS -- 100.0%                           $86,266,801
                                               ===========


See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------

Q&A


PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") IS SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND. PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUNDS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

Q. HOW DID THE GE INSTITUTIONAL SMALL-CAP VALUE FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional Small-Cap Value Fund returned 21.11%. The Russell 2000 Index, the Fund's benchmark, returned 17.90% and the Fund's Lipper peer group of 604 Small-Cap Core Funds returned an average of 18.86% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory. The shift in investor sentiment hit some sectors of the market fairly hard. Retailing, cyclical industries, and some industrials wilted as the economic horizon appeared less rosy. Energy related issues continued to garner investor focus as the most recent storms exacerbated an already tight supply/demand situation. Despite these events, the resilience of the economy continued. The industrial and homestead reconstruction of New Orleans and the Gulf Coast resonated promise through the economy.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Strong stock selection combined with disciplined buying and selling is imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow.

Q. WHICH PARTICULAR STOCKS/SECTORS SIGNIFICANTLY CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The sectors that contributed significantly to the Fund's performance include: Information Technology (375 bps), Energy (67 bps), and Industrials (58 bps). We have found many compelling and reasonably valued stocks in the Industrials sector. We redistributed the Fund's Information Technology holdings to include more software and productivity-enhancement stocks as we believed these investments offered better value in the Information Technology sector.

Q.  WHY DID THE FUND OVERPERFORM ITS BENCHMARK OVER THE LAST SIX MONTHS?

A. The Fund outpaced its benchmark primarily due to strong stock selection. For the twelve-month period, holdings in the Information Technology, Energy, and Industrials sectors provided strong results and were the primary contributors to return. Companies with stable growth and solid financial characteristics continued to provide strong returns.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include reductions in the Consumer Discretionary and Financials sectors and increases in the Energy and Health Care sectors. Investors' fears of inflation and diminished consumer resilience increased selling pressure on the Consumer Discretionary and Financials sectors. Despite the surge in prices of Energy stocks, the forward Price/Earnings and Price/Cash Flow ratios remained below historic levels.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------

Q&A


Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A.  Among the top contributors to return over the last 12 months were:
    Chesapeake Energy (+140 bps), Itron Inc. (+139 bps), Oil States International (+124 bps), Micros Systems (+112 bps), and Standard Pacific (+99 bps). The common theme remains: profitability, free cash flow and good valuations. Among the detractors were W Holding (-64 bps), Noven Pharmaceuticals (-55 bps), Fleetwood Enterprises (-51 bps), Finish Line (-43 bps) and Immunicon (-38 bps). The Fund's holdings in Fleetwood Enterprises were sold during the period.

Q.  WHICH INVESTMENTS STAND OUT?

A. Over the past twelve months, holdings in all sectors, except Materials, provided positive results. Among the prime contributors to return, Energy holdings gained 97.4%, Information Technology stocks rose 37.0%, and Industrial companies advanced 25.7%.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,089.63                             3.20
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,021.77                             3.10
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.61% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 8.96%
   FOR INVESTMENT CLASS SHARES.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                       Small-Cap
                    Value Equity Fund              Russell 2000
--------------------------------------------------------------------------------
08/03/98            $10,000.00                   $10,000.00
09/98                 8,910.00                     8,689.02
03/99                 8,680.73                     9,553.26
09/99                10,155.95                    10,338.27
03/00                13,319.90                    13,112.56
09/00                13,051.23                    12,772.28
03/01                13,285.99                    11,119.37
09/01                13,713.48                    10,071.48
03/02                16,272.03                    12,689.21
09/02                13,284.89                     9,144.80
03/03                12,327.48                     9,274.00
09/03                14,662.24                    12,487.81
03/04                17,820.80                    15,193.66
09/04                17,296.66                    14,831.73
03/05                19,224.89                    16,016.07
09/05                20,948.01                    17,486.27

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Small-Cap Value
 Equity Fund         21.11%     9.93%    10.88%     8/3/98
--------------------------------------------------------------------------------
Russell 2000         17.90%     6.48%     8.11%
--------------------------------------------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $424,580
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Short-Term                      17.5%
Industrials                     17.4%
Financials                      15.6%
Information Technology          14.0%
Healthcare                      13.3%
Consumer Discretionary          12.0%
Energy                           6.7%
Materials                        2.0%
Consumer Staples                 1.2%
Utilities                        0.3%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 The Cooper Companies, Inc.                              2.47%
--------------------------------------------------------------------------------
 Centene Corp.                                           2.27%
--------------------------------------------------------------------------------
 Genesee & Wyoming Inc. (Class A)                        2.17%
--------------------------------------------------------------------------------
 Oil States International, Inc.                          2.12%
--------------------------------------------------------------------------------
 DRS Technologies, Inc.                                  2.08%
--------------------------------------------------------------------------------
 Manitowoc Co.                                           2.07%
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                 1.95%
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                     1.95%
--------------------------------------------------------------------------------
 Parametric Technology Corp.                             1.67%
--------------------------------------------------------------------------------
 Federal Realty Investment Trust (REIT)                  1.67%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                           SMALL-CAP VALUE EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.8%

American Eagle Outfitters            184,200  $  4,334,226
Arbitron, Inc.                        61,500     2,450,160
Brinker International, Inc.           55,500     2,084,580(a)
Finish Line (Class A)                251,700     3,672,303
Interactive Data Corp.               233,800     5,295,570
Linens 'n Things, Inc.                83,300     2,224,110(a)
Marvel Entertainment Inc.            190,900     3,411,383(a,j)
Meritage Homes Corp.                  75,100     5,757,166(a,j)
RARE Hospitality International, Inc.  71,000     1,824,700(a)
Standard-Pacific Corp.               170,000     7,056,700
The Talbots, Inc.                    106,900     3,198,448
The Warnaco Group, Inc.               94,300     2,066,113(a)
Timberland Co. (Class A)             145,500     4,914,990(a)
Triarc Companies, Inc. (Class A)      41,400       695,520(j)
Triarc Companies, Inc. (Class B)     120,400     1,838,508(j)
                                                50,824,477

CONSUMER STAPLES -- 1.4%

Smithfield Foods, Inc.               170,300     5,054,504(a,j)

ENERGY -- 7.8%

Chesapeake Energy Corp.              216,700     8,288,775
Hydril Company                        63,800     4,379,232(a)
Oil States International, Inc.       247,800     8,997,618(a)
St. Mary Land & Exploration Co.      188,900     6,913,740(j)
                                                28,579,365

FINANCIALS -- 18.0%

BioMed Realty Trust, Inc. (REIT)     220,600     5,470,880
CarrAmerica Realty Corp. (REIT)       33,700     1,211,515
Cullen/Frost Bankers, Inc.            88,000     4,341,920
Federal Realty Investment
   Trust (REIT)                      116,300     7,086,159
HCC Insurance Holdings, Inc.         204,850     5,844,371
Hilb Rogal & Hobbs Co.               134,200     5,008,344(j)
Jones Lang LaSalle Inc.              104,900     4,831,694
Omega Healthcare
   Investors, Inc. (REIT)            280,500     3,904,560
Platinum Underwriters
   Holdings Ltd.                      70,500     2,107,245
Raymond James Financial, Inc.        154,250     4,954,510
Sandy Spring Bancorp, Inc.            62,000     2,089,400(j)
Sizeler Property
   Investors Inc. (REIT)             134,500     1,632,830
Sky Financial Group, Inc.             91,800     2,580,498(j)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Sterling Bancorp                      80,740  $  1,817,457(j)
The Mills Corp. (REIT)                33,200     1,828,656
W Holding Company, Inc.              390,645     3,734,566(j)
Webster Financial Corp.               84,700     3,808,112
Westamerica Bancorporation            80,100     4,137,165
                                                66,389,882

HEALTHCARE -- 15.4%

Centene Corp.                        384,500     9,624,035(a,j)
Computer Programs and
   Systems, Inc.                     169,700     5,861,438
Immunicon Corp.                      125,200       492,036(a,j)
Intermagnetics General Corp.         200,450     5,600,573(a)
KV Pharmaceutical Co. (Class A)      174,100     3,093,757(a,j)
LifePoint Hospitals, Inc.             89,200     3,900,716(a)
Medical Action Industries Inc.       129,300     2,218,788(a)
Molina Healthcare, Inc.              102,000     2,548,980(a,j)
Noven Pharmaceuticals Inc.           284,400     3,981,600(a)
The Cooper Companies, Inc.           137,100    10,503,231(j)
Thoratec Corp.                       265,600     4,717,056(a,j)
Varian, Inc.                         117,500     4,032,600(a)
                                                56,574,810

INDUSTRIALS -- 20.0%

ADESA, Inc.                          251,900     5,566,990
Comfort Systems USA, Inc.            186,100     1,639,541(a)
DRS Technologies, Inc.               179,000     8,835,440
EDO Corp.                             70,500     2,117,115
Genesee & Wyoming Inc. (Class A)     291,199     9,231,008(a)
Harsco Corp.                          41,400     2,714,598
Manitowoc Co.                        174,500     8,768,625
Mine Safety Appliances Co.            90,600     3,506,220(j)
Mueller Industries, Inc.             116,900     3,246,313
Oshkosh Truck Corp.                  192,000     8,286,720
Quanta Services, Inc.                234,200     2,988,392(a,j)
RailAmerica, Inc.                     93,400     1,111,460(a)
School Specialty Inc.                 45,400     2,214,612(a,j)
Teledyne Technologies Inc.           148,100     5,105,007(a)
TeleTech Holdings Inc.               318,000     3,186,360(a,j)
Woodward Governor Co.                 60,900     5,179,545
                                                73,697,946

INFORMATION TECHNOLOGY -- 16.1%

Blackbaud, Inc.                      104,400     1,479,348(j)
Digital Insight Corp.                157,800     4,112,268(a)
Intergraph Corp.                     135,800     6,071,618(a,j)
Itron, Inc.                           73,300     3,346,878(a)
Manhattan Associates, Inc.           125,500     2,911,600(a)
Micros Systems, Inc.                 147,600     6,457,500(a)
Mobility Electronics, Inc.           360,900     3,847,194(a,j)
MoneyGram International, Inc.        296,600     6,439,186
Parametric Technology Corp.        1,017,100     7,089,187(a)
Photon Dynamics, Inc.                140,600     2,692,490(a)
Plantronics, Inc.                     68,900     2,122,809

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

Rudolph Technologies, Inc.           177,100$    2,385,537(a)
Semitool, Inc.                        45,100       358,545(a)
Semtech Corp.                        135,400     2,230,038(a)
The BISYS Group, Inc.                136,400     1,831,852(a)
Websense, Inc.                       118,000     6,042,780(a)
                                                59,418,830

MATERIALS -- 2.3%

Commercial Metals Co.                171,000     5,769,540
Packaging Corporation of America     145,600     2,826,096
                                                 8,595,636

UTILITIES -- 0.3%

IDACORP, Inc.                         39,000     1,175,070(j)

TOTAL COMMON STOCK
   (COST $300,472,739)                         350,310,520

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.2%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 4.1%

GEI Short Term Investment Fund
3.83%                             15,020,340    15,020,340(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 16.1%

State Street Navigator Securities
   Lending Prime Portfolio
3.82%                             59,249,334    59,249,334(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $74,269,674)                           74,269,674


TOTAL INVESTMENTS
   (COST $374,756,248)                         424,580,194

                                                     VALUE

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (15.3)%                          $(56,402,465)
                                              ------------

NET ASSETS -- 100.0%                          $368,177,729
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Small-Cap Value Equity had the following written option contracts open at September 30, 2005:

                         EXPIRATION DATE/     NUMBER OF
CALL OPTIONS               STRIKE PRICE       CONTRACTS      VALUE
--------------------------------------------------------------------------------
DRS Technologies, Inc.
  (Written Option
  Premium $113,954)      Dec. 2005/$55.00        928       $(60,320)


See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

International Equity Fund
--------------------------------------------------------------------------------

Q&A


RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE International Equity Fund returned 26.26% for Investment Class shares and 26.05% for Service Class shares. The MSCI EAFE Index, the Fund's benchmark, returned 25.79% and the Fund's Lipper peer group of 289 International Multi-Cap Core Funds returned an average of 25.56% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND PERFORMANCE?

A. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. The Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K.


PICTURED TO THE LEFT:
RALPH R. LAYMAN

[Photo omitted]

International Equity Fund
--------------------------------------------------------------------------------

Q&A


Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Soaring oil and gas prices pushed related stocks higher, especially those in emerging markets, such as Lukoil (Russia) and Petrobras (Brazil) in addition to stocks in related industries such as Stolt Offshore (Norway). A tight global supply/demand balance for major commodities also has had a big impact on prices and related stocks. Japanese financials rallied on greater prospects for reform.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. MTFG (bank) and Nomura Holdings (brokerage) were added reflecting our increased optimism that the business environment in Japan is improving, that measures taken by the authorities to clean up balance sheets have been effective and that the saver will put more money into stocks. Chiyoda Corp (Japan) and Stolt Offshore (Norway) were added in response to huge investment taking place in oil and gas service equipment. Several European banks were sold either on valuation grounds (Svenska Handelsbanken -- Sweden) or for qualitative reasons (Bank of Ireland) as were other stocks reflecting our growing concern about the UK consumer (Kingfisher -- retail). Uncertain business prospects also led to the disposal of Aracruz (Brazil - paper) and Novartis (Switzerland -- pharma).

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE END                EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)             OF THE PERIOD ($)              DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,108.01                             2.94
     Service Class                   1,000.00                           1,107.33                             4.21
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,021.95                             2.91
     Service Class                   1,000.00                           1,020.72                             4.17
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.57% FOR INVESTMENT CLASS AND 0.82% FOR SERVICE CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WERE AS
   FOLLOWS: 10.80% FOR INVESTMENT CLASS SHARES, AND 10.73 % FOR SERVICE CLASS SHARES.

International Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                      International
                       Equity Fund                   MSCI EAFE
--------------------------------------------------------------------------------
11/25/97            $10,000.00                   $10,000.00
03/98                12,027.37                    11,571.01
09/98                10,066.17                    10,031.47
03/99                12,472.12                    12,272.45
09/99                13,035.72                    13,136.61
03/00                16,497.03                    15,351.60
09/00                14,551.12                    13,554.35
03/01                12,345.92                    11,379.24
09/01                10,290.32                     9,665.57
03/02                11,488.20                    10,392.19
09/02                 8,644.21                     8,164.62
03/03                 8,322.40                     7,977.61
09/03                10,808.97                    10,288.10
03/04                13,020.57                    12,567.79
09/04                13,136.25                    12,559.81
03/05                14,969.02                    14,459.95
09/05                16,585.89                    15,799.58

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
International
 Equity Fund       26.26%     2.65%     6.66%     11/25/97
--------------------------------------------------------------------------------
MSCI EAFE          25.79%     3.11%     6.01%
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                      International
                       Equity Fund                   MSCI EAFE
--------------------------------------------------------------------------------
01/03/01            $10,000.00                   $10,000.00
03/01                 8,821.46                     8,626.76
06/01                 8,900.62                     8,513.11
09/01                 7,343.89                     7,327.60
12/01                 8,109.06                     7,838.61
03/02                 8,180.19                     7,878.46
06/02                 7,913.45                     7,711.48
09/02                 6,144.04                     6,189.71
12/02                 6,476.88                     6,589.13
03/03                 5,908.57                     6,047.93
06/03                 7,189.51                     7,213.28
09/03                 7,667.61                     7,799.55
12/03                 9,076.84                     9,131.60
03/04                 9,231.93                     9,527.81
06/04                 9,195.44                     9,548.32
09/04                 9,295.78                     9,521.76
12/04                10,516.58                    10,980.49
03/05                10,581.21                    10,962.29
06/05                10,470.41                    10,851.85
09/05                11,716.89                    11,977.88

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      THREE     SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
International
 Equity Fund         26.05%    24.01%     3.40%     1/3/01
--------------------------------------------------------------------------------
MSCI EAFE            25.79%    24.61%     3.87%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.

REGIONAL ALLOCATION AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $933,530
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Continental Europe               51.8%
Short-Term                       21.6%
Japan                            14.5%
Other Region                      9.9%
Pacific Rim (excluding Japan)     2.2%

TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 BHP Billiton PLC                                        2.37%
--------------------------------------------------------------------------------
 Total S.A.                                              2.29%
--------------------------------------------------------------------------------
 GlaxoSmithKline PLC                                     1.98%
--------------------------------------------------------------------------------
 Ente Nazionale Idrocarburi S.p.A.                       1.96%
--------------------------------------------------------------------------------
 Cia Vale do Rio Doce ADR                                1.88%
--------------------------------------------------------------------------------
 Roche Holding AG                                        1.79%
--------------------------------------------------------------------------------
 Nomura Holdings, Inc.                                   1.67%
--------------------------------------------------------------------------------
 Nestle S.A. (Regd.)                                     1.64%
--------------------------------------------------------------------------------
 Koninklijke Philips Electronics N.V.                    1.57%
--------------------------------------------------------------------------------
 Toyota Motor Corp.                                      1.48%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                            INTERNATIONAL EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 98.0%
--------------------------------------------------------------------------------

BRAZIL -- 3.3%

Cia Vale do Rio Doce ADR             399,266  $ 17,511,807
Petroleo Brasileiro S.A. ADR         117,270     7,475,963
                                                24,987,770

CANADA -- 1.5%

Alcan Inc.                            34,817     1,105,468(j)
Canadian National Railway Co.         63,605     4,521,293
Manulife Financial Corp.              16,102       860,179(j)
Nortel Networks Corp.                493,820     1,621,105(a,j)
Potash Corp of Saskatchewan           31,526     2,942,898(j)
                                                11,050,943

CHINA -- 0.2%

China Petroleum & Chemical Corp.   3,354,000     1,534,814

DENMARK -- 0.5%

Group 4 Securicor PLC              1,339,561     3,635,818

FINLAND -- 1.8%

Nokia OYJ                            820,032    13,782,084

FRANCE -- 12.4%

Accor S.A.                            21,903     1,109,637(j)
AXA S.A.                             315,736     8,694,438(j)
BNP Paribas                          173,379    13,221,427(h,j)
Carrefour S.A.                       104,638     4,829,283(j)
Credit Agricole S.A.                 255,946     7,529,385(j)
France Telecom S.A.                  174,396     5,021,022(j)
Lagardere S.C.A. (Regd.)              48,040     3,420,143(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                 71,586     5,920,706(j)
Renault S.A.                          42,686     4,055,393(j)
Sanofi-Aventis                        89,334     7,404,757(j)
Total S.A.                            78,109    21,386,490(h,j)
Veolia Environnement                 241,013    10,202,171(j)
                                                92,794,852

GERMANY -- 5.6%

Allianz AG (Regd.)                    49,922     6,761,572(j)
BASF AG                               95,276     7,179,345(j)
Bayerische Motoren Werke AG           44,337     2,087,949(j)
E.ON AG                              119,925    11,050,830(j)
Linde AG                              53,196     3,931,522
Siemens AG (Regd.)                   143,683    11,104,135
                                                42,115,353

                                      NUMBER
                                   OF SHARES         VALUE

HONG KONG -- 2.2%

Hongkong Land Holdings Ltd.        1,404,992$    4,411,675
Jardine Matheson Holdings Ltd.       172,126     2,943,355
Sun Hung Kai Properties Ltd. (REIT)  905,160     9,363,422
                                                16,718,452

INDIA -- 1.7%

ICICI Bank Ltd.                      362,488     4,949,839
Reliance Industries Ltd.             407,837     7,360,825
                                                12,310,664

ITALY -- 5.1%

Banca Intesa S.p.A.                1,313,583     6,140,880(j)
Ente Nazionale Idrocarburi S.p.A.    613,113    18,265,627(j)
Telecom Italia S.p.A                 631,315     1,762,051
UniCredito Italiano S.p.A.         2,097,221    11,858,735(j)
                                                38,027,293

JAPAN -- 18.2%

Acom Co. Ltd.                        111,853     8,131,893(j)
Aiful Corp.                           32,650     2,739,558(j)
Asahi Glass Co. Ltd.                 967,035    10,161,802(j)
Bank of Yokohama Ltd.                733,768     5,600,047
Canon, Inc.                           46,200     2,498,730
Chiyoda Corp.                        522,427     9,633,602(j)
Honda Motor Co. Ltd.                  18,400     1,042,245
Hoya Corp.                            59,500     1,979,134
Hoya Corp.                           178,500     6,079,142(a)
Komatsu Ltd.                         384,734     5,247,916(j)
Kubota Corp.                         378,000     2,621,387(j)
Mitsubishi Estate Co. Ltd. (REIT)    667,857     9,180,529(j)
Mitsubishi UFJ Financial
   Group, Inc.                           980    12,883,360(j)
Mitsui Sumitomo
   Insurance Co. Ltd.              1,047,000    12,138,327(j)
Nidec Corp.                           75,704     4,508,576(j)
Nidec Corp.                           54,204     3,189,877(a)
Nomura Holdings, Inc.              1,005,888    15,628,805(j)
SMC Corp.                             47,058     6,273,570
Tokyu Corp.                          217,000     1,152,585
Toray Industries Inc.                282,992     1,508,092
Toyota Motor Corp.                   300,467    13,785,322(j)
                                               135,984,499

MALAYSIA -- 0.4%

Malaysia International Shipping
   Corp. BHD                         610,660     3,013,605

MEXICO -- 1.2%

America Movil S.A. de C.V.
   ADR (Series L)                    339,301     8,930,402

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE

NETHERLANDS -- 2.9%

ING Groep N.V.                       222,968  $  6,661,394(j)
Koninklijke Philips Electronics
  N.V.                               549,861    14,657,603
                                                21,318,997

NORWAY -- 1.6%

Stolt Offshore S.A.                  598,911     6,953,621(a)
Telenor ASA                          514,504     4,613,289
                                                11,566,910

RUSSIA -- 0.7%

LUKOIL ADR                            49,983     2,886,518(b)
LUKOIL ADR                            36,460     2,108,117
                                                 4,994,635

SINGAPORE -- 0.5%

CapitaLand Ltd.                    1,990,000     3,698,491

SOUTH KOREA -- 2.1%

Kookmin Bank                         115,895     6,843,536
Samsung Electronics Co. Ltd.          16,170     9,129,102
                                                15,972,638

SPAIN -- 3.2%

Banco Santander Central Hispano
   S.A. (Regd.)                      871,865    11,489,224(j)
Telefonica S.A.                      732,282    12,024,770
Telefonica S.A. ADR                    4,119       203,149
                                                23,717,143

SWEDEN -- 2.6%

Sandvik AB                           208,171    10,382,224(j)
Telefonaktiebolaget LM Ericsson    2,427,276     8,886,922(j)
                                                19,269,146

SWITZERLAND -- 8.2%

ABB Ltd. (Regd.)                   1,023,093     7,507,047(a)
Adecco S.A. (Regd.)                   81,814     3,750,403
Credit Suisse Group (Regd.)          233,343    10,370,800(h)
Holcim Ltd. (Regd.)                   74,046     4,936,400
Nestle S.A. (Regd.)                   52,184    15,340,497(h)
Novartis AG (Regd.)                   57,773     2,941,863
Roche Holding AG                     119,968    16,730,848
                                                61,577,858

TAIWAN -- 1.3%

Taiwan Semiconductor
   Manufacturing Co. Ltd.          5,843,705     9,385,710

                                      NUMBER
                                   OF SHARES         VALUE

UNITED KINGDOM -- 20.8%

BG Group PLC                         849,107 $   8,081,597
BHP Billiton PLC                   1,363,701    22,098,721(h)
Brambles Industries PLC            1,213,350     7,475,319
Diageo PLC                           734,653    10,592,351
GlaxoSmithKline PLC                  725,693    18,512,740(h)
Group 4 Securicor PLC              1,304,173     3,489,660
Kingfisher PLC                       533,545     2,038,813
Lloyds TSB Group PLC                 865,229     7,148,262
National Grid PLC                    124,085     1,166,743
Prudential PLC                       828,740     7,543,210
Reed Elsevier PLC                    642,040     5,957,446
Rio Tinto PLC (Regd.)                236,359     9,692,551
Royal Bank of Scotland Group PLC     339,542     9,665,005
Smith & Nephew PLC                   561,717     4,730,173
Smiths Group PLC                     675,210    11,455,393
Tesco PLC                          1,949,911    10,676,477
Vodafone Group PLC                 4,577,416    11,944,416(h)
Wolseley PLC                         155,870     3,306,239
                                               155,575,116

TOTAL INVESTMENTS IN SECURITIES
   (COST $586,661,814)                         731,963,193

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 27.0%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

GEI Short Term Investment Fund
3.83%                              9,456,008     9,456,008(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 25.7%

State Street Navigator Securities
   Lending Prime Portfolio
3.82%                            192,111,184   192,111,184(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $201,567,192)                         201,567,192


TOTAL INVESTMENTS
   (COST $788,229,006)                         933,530,385


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (25.0)%                          (186,449,783)
                                              ------------


NET ASSETS -- 100.0%                          $747,080,602
                                              ============

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at September 30, 2005:

                                   NUMBER       CURRENT       UNREALIZED
                   EXPIRATION        OF         NOTIONAL    APPRECIATION/
DESCRIPTION           DATE        CONTRACTS      VALUE      DEPRECIATION
--------------------------------------------------------------------------------
DJ EURO Stoxx
  50 Index
  Futures        December 2005      29        $1,202,407    $       --
TOPIX Index
  Futures        December 2005       2           248,897            --


The GE Institutional International Equity had the following short futures contracts open at September 30, 2005:

                                    NUMBER      CURRENT     UNREALIZED
                   EXPIRATION         OF        NOTIONAL   APPRECIATION/
DESCRIPTION           DATE         CONTRACTS     VALUE     DEPRECIATION
--------------------------------------------------------------------------------
FTSE 100 Index
  Futures         December 2005       6        $(582,158)     $2,113
                                                              ------
                                                              $2,113
                                                              ======

The GE Institutional International Equity was invested in the following sectors at September 30, 2005:

                                        PERCENTAGE (BASED ON
SECTORS                                     MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                      22.12%
Short-Term                                      21.59%
Industrials                                     11.22%
Energy                                           8.15%
Materials                                        7.59%
Information Technology                           6.54%
Consumer Discretionary                           5.79%
Healthcare                                       5.39%
Telecommunication Services                       4.77%
Consumer Staples                                 4.44%
Utilities                                        2.40%
                                             ---------
                                               100.00%
                                             =========

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

Q&A


DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1999. (SEE PAGE 1 FOR DAVID'S BIOGRAPHICAL INFORMATION).

Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional Premier Growth Equity Fund returned 9.97% for Investment Class shares and 9.63% for Service Class shares. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 678 Large-Cap Growth Funds returned an average of 12.55% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors were worried about the economy slowing. Against this backdrop, the Federal Reserve has been doing its part to dampen the inflationary effects of high energy costs, and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, underperformed B- and C-rated companies by -9% and -20%, respectively.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Energy stocks have been the best performing sector rising nearly 49% during the year. Utility stocks have been the second best performing sector, rising 39%. As a growth oriented portfolio, the Fund owned no utility stocks and only one energy stock (Schlumberger, up 27%) for most of the year, making it difficult to perform inline with the major market averages. Weakness among our technology stocks, including First Data (-8%), Dell (-4%), Intuit (-1%) offset strength in Paychex (+25%) and QUALCOMM (+16%) which rallied during the period. Our healthcare stocks outperformed this year. United Healthcare (+52%), Amgen (+40%) and Lincare (+38%) were among fund's best performing stocks. Monsanto rose 75% due to the favorable outlook for genetically modified agricultural seeds. Media stocks have struggled over the 12-month period, but a new position in Liberty Global (+58%) helped our consumer discretionary holdings to outperform.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. We began positions in Monsanto and Liberty Global, two of the portfolio's best performing stocks in the last twelve months. We initiated positions in Ebay and Qualcomm after sharp sell-offs during the period. We also initiated a position in Analog Devices, the world's leading analog semiconductor company. Bed Bath & Beyond, a well-managed retailer with above average growth prospects, was a recent addition. Finally, we initiated a position in oil services company, Baker Hughes, increasing our exposure to energy towards the end of the year.

    At September 30, 2005 the fund held 37 stocks in the portfolio and technology and healthcare remain the two largest sectors with respective weights of 26% and 21%. Over the year, we were net sellers of financial stocks, given a flattening yield curve. We continue the strategy of owning industry-leading companies that we believe have above average long-term growth prospects.

PICTURED TO THE LEFT:
DAVID B. CARLSON

[Photo omitted]

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,044.96                             1.90
     Service Class                   1,000.00                           1,044.09                             3.19
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.96                             1.87
     Service Class                   1,000.00                           1,021.73                             3.13
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.62% FOR SERVICE CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WERE AS
   FOLLOWS: 4.50% FOR INVESTMENT CLASS SHARES, AND 4.41% FOR SERVICE CLASS
   SHARES.

Premier Growth Equity Fund
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                     Premier Growth
                       Equity Fund                    S&P 500
--------------------------------------------------------------------------------
10/29/99            $10,000.00                   $10,000.00
03/00                12,103.05                    11,069.14
09/00                11,462.36                    10,647.30
03/01                10,050.64                     8,650.25
09/01                 8,759.44                     7,808.89
03/02                10,258.26                     8,668.03
09/02                 7,405.86                     6,208.85
03/03                 7,782.05                     6,522.01
09/03                 9,384.24                     7,726.29
03/04                10,304.04                     8,813.98
09/04                10,021.89                     8,798.16
03/05                10,546.71                     9,403.77
09/05                11,020.84                     9,876.06

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
 Equity Fund          9.97%    -0.78%     1.66%    10/29/99
--------------------------------------------------------------------------------
S&P 500              12.25%    -1.49%    -0.21%
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                     Premier Growth
                       Equity Fund                    S&P 500
--------------------------------------------------------------------------------
01/03/01            $10,000.00                   $10,000.00
03/01                 9,400.97                     8,815.97
06/01                 9,739.13                     9,331.41
09/01                 8,173.91                     7,958.49
12/01                 9,380.39                     8,808.80
03/02                 9,564.32                     8,834.09
06/02                 8,305.85                     7,650.05
09/02                 6,892.50                     6,327.80
12/02                 7,418.49                     6,861.89
03/03                 7,234.48                     6,646.95
06/03                 8,377.28                     7,670.12
09/03                 8,716.24                     7,874.30
12/03                 9,571.53                     8,833.18
03/04                 9,561.82                     8,982.83
06/04                 9,649.19                     9,137.03
09/04                 9,290.01                     8,966.71
12/04                10,243.69                     9,794.35
03/05                 9,754.97                     9,583.92
06/05                 9,960.23                     9,715.10
09/05                10,185.05                    10,065.26

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                     ONE      THREE     SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
 Equity Fund          9.63%    13.90%     0.39%     1/3/01
--------------------------------------------------------------------------------
S&P 500              12.25%    16.73%     0.14%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in a limited number of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.

SECTOR ALLOCATION AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $505,875
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Information Technology               26.3%
Healthcare                           18.3%
Consumer Discretionary               17.8%
Short-Term                           12.9%
Financials                           11.2%
Energy                                4.9%
Industrials                           3.3%
Telecommunication Services            3.0%
Materials                             2.3%

TEN LARGEST HOLDINGS AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                       4.06%
--------------------------------------------------------------------------------
 First Data Corp.                                        3.70%
--------------------------------------------------------------------------------
 State Street Corp.                                      3.62%
--------------------------------------------------------------------------------
 Intuit Inc.                                             3.54%
--------------------------------------------------------------------------------
 Dover Corp.                                             3.32%
--------------------------------------------------------------------------------
 SLM Corp.                                               3.31%
--------------------------------------------------------------------------------
 Amgen, Inc.                                             3.24%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.24%
--------------------------------------------------------------------------------
 UnitedHealth Group Incorporated                         3.05%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       3.04%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                           PREMIER GROWTH EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE

COMMON STOCK -- 96.7%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.8%

Bed Bath & Beyond, Inc.              187,101$    7,517,718(a)
Carnival Corp.                       280,645    14,026,637
Comcast Corp. (Class A)              473,980    13,641,144(a,j)
eBay, Inc.                           239,485     9,866,782(a)
Expedia, Inc.                        155,915     3,088,666(a,j)
IAC/InterActiveCorp.                  32,429       822,088(a,j)
Liberty Global Inc. (Series C)       523,875    13,489,781(a,j)
Liberty Global, Inc. (Series A)       49,891     1,351,048(a,j)
Liberty Media Corp. (Series A)     1,621,512    13,053,172(a,h)
The Home Depot, Inc.                 349,249    13,320,357
                                                90,177,393

ENERGY -- 5.5%

Baker Hughes Incorporated             74,839     4,466,392(j)
Schlumberger Ltd.                    243,227    20,523,494
                                                24,989,886

FINANCIALS -- 12.4%

AFLAC Incorporated                   330,539    14,973,417(h,j)
Federal National Mortgage Assoc.     149,678     6,708,568
SLM Corp.                            311,829    16,726,508
State Street Corp.                   374,196    18,305,668(e,j)
                                                56,714,161

HEALTHCARE -- 20.3%

Amgen, Inc.                          205,807    16,396,644(a)
Johnson & Johnson                    243,228    15,391,468
LIncare Holdings Inc.                205,807     8,448,377(a,j)
Medtronic Inc.                       236,992    12,707,511
Pfizer Inc.                          486,454    12,146,756
UnitedHealth Group Incorporated      274,409    15,421,786
Zimmer Holdings, Inc.                174,626    12,029,985(a)
                                                92,542,527

INDUSTRIALS -- 3.7%

Dover Corp.                          411,615    16,789,776

INFORMATION TECHNOLOGY -- 29.1%

Analog Devices, Inc.                 249,466     9,265,167(j)
Cisco Systems, Inc.                  561,293    10,063,984(a)
Dell, Inc.                           343,012    11,731,010(a)
First Data Corp.                     467,745    18,709,800(j)
Intel Corp.                          199,570     4,919,401
Intuit Inc.                          399,141    17,885,508(a,j)
Microsoft Corp.                      636,132    16,367,676

                                      NUMBER
                                   OF SHARES         VALUE

Molex Inc. (Class A)                 580,002 $  14,911,852(j)
Paychex, Inc.                        361,722    13,412,652(j)
QUALCOMM, Inc.                       187,100     8,372,725
Yahoo! Inc.                          212,044     7,175,569(a)
                                               132,815,344

MATERIALS -- 2.6%

Monsanto Co.                         187,099    11,740,462

TELECOMMUNICATION SERVICES -- 3.3%

Vodafone Group PLC ADR               580,002    15,062,652(h,j)

TOTAL COMMON STOCK
   (COST $404,378,968)                         440,832,201

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.2%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.2%

GEI Short Term Investment Fund
3.83%                             14,725,919    14,725,919(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 11.0%

State Street Navigator Security
   Lending Prime Portfolio
3.82%                             50,316,894    50,316,894(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $65,042,813)                           65,042,813

TOTAL INVESTMENTS
   (COST $469,421,781)                         505,875,014

LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (10.9)%                           (49,954,720)
                                               -----------

NET ASSETS -- 100.0%                          $455,920,294
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity had the following short futures contracts open at September 30, 2005:

                               NUMBER      CURRENT
                 EXPIRATION      OF       NOTIONAL      UNREALIZED
DESCRIPTION         DATE      CONTRACTS     VALUE      DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures       December 2005     4      $(1,234,300)     $(8,950)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Strategic Investment Fund
--------------------------------------------------------------------------------


THE STRATEGIC INVESTMENT FUND IS JOINTLY MANAGED BY RALPH R. LAYMAN (SEE PAGE 29 FOR RALPH'S BIOGRAPHICAL DETAILS) PAUL M. COLONNA AND CHRISTOPHER D. BROWN.

PAUL COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. MR. COLONNA ALSO MANAGES FIXED INCOME INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE JANUARY 2005. HE IS ALSO PORTFOLIO MANAGER OF GE SHORT-TERM GOVERNMENT FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF MUTUAL FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


PICTURED FROM LEFT TO RIGHT:
RALPH R. LAYMAN,
CHRISTOPHER D. BROWN AND PAUL M. COLONNA

[Photo omitted]

--------------------------------------------------------------------------------

Q&A


Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional Strategic Investment Fund returned 9.33%. The Fund's broad based benchmarks, S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 12.25% and 2.80%, respectively. The Fund's Lipper peer group of 369 Flexible Portfolio Funds returned an average of 11.66% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market. This concern has only grown during the past quarter, as two major hurricanes disrupted U.S. petroleum production and crude oil rose above $60 a barrel. Against this backdrop, the Federal Reserve is doing its part to dampen the inflationary effects of high energy costs and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks have outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20%, respectively.

    Weakness among our technology stocks, including First Data (-8%), Dell (-4%), Molex (-2%), and Intuit (-1%), negatively impacted portfolio performance. Fannie Mae (-28%) and AIG (-8%) declined during the period, hurting performance in the financials sector. Energy and utility stocks were the best performers during the year, rising 48% and 39%, respectively. As the equity portion of this portfolio is growth-oriented, we owned no utility stocks and were modestly underweight energy stocks for most of the year, making it difficult to perform inline with the major market averages.

    Our healthcare stocks outperformed those in the benchmark this year. Amgen (+40%), Lincare (+38%) and Wyeth (+26%) were among fund's best performing stocks. Monsanto rose 75% due to the favorable outlook for genetically modified agricultural seeds, benefiting performance in the materials sector. Our allocation to telecom services, which was driven by Vodafone (+11%), our sole holding in the sector, also outperformed the telecom holdings in the S&P 500 benchmark.

    We initiated positions in companies such as Monsanto, Amgen and Liberty Global, which were among some of the portfolio's best performing stocks in the last twelve months. The portfolio remains overweight information technology, consumer discretionary and healthcare. During the period, we added to positions in the consumer staples, energy, healthcare, materials and information technology sectors. Over the year, we reduced our position in telecom services and were net sellers of financial stocks, given a flattening yield curve. We continue to believe in our strategy of owning high quality, industry-leading companies with above-average long-term growth prospects in this portion of the portfolio.

    In the international equity markets, the broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund.

    The Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance,

Strategic Investment Fund
--------------------------------------------------------------------------------

Q&A


    including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. Soaring oil and gas prices pushed related stocks higher, especially those in emerging markets, such as Lukoil (Russia) and Petrobras (Brazil) in addition to stocks in related industries such as Stolt Offshore (Norway). A tight global supply/demand balance for major commodities also has had a big impact on prices and related stocks. Japanese financials rallied on greater prospects for reform.

    Fixed Income portfolio performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Funds' exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

    Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

Strategic Investment Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,038.21                             1.91
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.92                             1.90
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.38% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 3.82%
   FOR INVESTMENT CLASS SHARES.

Strategic Investment Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                       Strategic
                     Investment Fund                  S&P 500                   LB Aggregate
--------------------------------------------------------------------------------------------------
10/29/99            $10,000.00                   $10,000.00                   $10,000.00
03/00                11,013.66                    11,069.14                    10,170.64
09/00                11,023.71                    10,647.30                    10,659.73
03/01                10,602.69                     8,650.25                    11,445.10
09/01                10,094.71                     7,808.89                    12,040.47
03/02                10,880.97                     8,668.03                    12,057.19
09/02                 9,304.65                     6,208.85                    13,075.52
03/03                 9,574.91                     6,522.01                    13,466.17
09/03                10,914.06                     7,726.29                    13,782.88
03/04                11,935.77                     8,813.98                    14,194.02
09/04                11,800.40                     8,798.16                    14,289.82
03/05                12,426.49                     9,403.77                    14,356.96
09/05                12,901.32                     9,876.06                    14,689.23

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                      ONE       FIVE       SINCE
                     YEAR       YEAR    INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Strategic
 Investment Fund      9.33%     3.20%      4.40%    10/29/99
--------------------------------------------------------------------------------
S&P 500              12.25%    -1.49%     -0.21%
--------------------------------------------------------------------------------
LB Aggregate          2.80%     6.62%      6.71%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

REGIONAL ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $192,600
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Domestic Equity               49.8%
Bonds and Notes               20.6%
Foreign Equity                16.2%
Short-Term and Others         13.4%

TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.14%
--------------------------------------------------------------------------------
 First Data Corp.                                        2.05%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.88%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       1.67%
--------------------------------------------------------------------------------
 American International Group, Inc.                      1.63%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 4.13%, 08/15/10                     1.61%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 4.25%, 08/15/15                     1.55%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.53%
--------------------------------------------------------------------------------
 Wyeth                                                   1.37%
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc. 6.00%,
   01/01/19-08/01/35                                     1.34%
--------------------------------------------------------------------------------

  * INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                            STRATEGIC INVESTMENT FUND

                                      NUMBER
                                   OF SHARES         VALUE

DOMESTIC EQUITY -- 53.8%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.8%

Carnival Corp.                        45,586$    2,278,388
Comcast Corp. (Class A)               89,907     2,587,523(a)
Discovery Holding Co. (Series A)      32,821       473,935(a,j)
eBay, Inc.                            11,214       462,017(a)
Liberty Global Inc. (Series C)        19,744       508,408(a)
Liberty Global, Inc. (Series A)       19,744       534,668(a)
Liberty Media Corp. (Series A)       306,442     2,466,858(a)
Omnicom Group, Inc.                   10,029       838,725
Target Corp.                          18,994       986,358
The Home Depot, Inc.                  65,327     2,491,572
Viacom Inc. (Class B)                 48,625     1,605,111
                                                15,233,563

CONSUMER STAPLES -- 4.8%

Avon Products, Inc.                    8,864       239,328
Clorox Co.                             9,117       506,358(j)
Colgate-Palmolive Co.                 46,424     2,450,723
PepsiCo, Inc.                         43,814     2,484,692
Sara Lee Corp.                        22,793       431,927(j)
The Coca-Cola Co.                     37,837     1,634,180
Wal-Mart Stores, Inc.                 10,282       450,557
                                                 8,197,765

ENERGY -- 4.7%

Burlington Resources, Inc.            21,780     1,771,150
Exxon Mobil Corp.                     50,652     3,218,428
Halliburton Co.                       11,397       780,922
Schlumberger Ltd.                     27,119     2,288,301
                                                 8,058,801

FINANCIALS -- 9.4%

AFLAC Incorporated                    23,553     1,066,951
American International
   Group, Inc.                        50,596     3,134,928(h)
Bank of America Corp.                 40,521     1,705,934
Berkshire Hathaway, Inc. (Class B)       401     1,095,131(a)
Citigroup, Inc.                       40,521     1,844,516(h)
Federal National Mortgage Assoc.      43,227     1,937,434
HCC Insurance Holdings, Inc.          14,436       411,859(j)
MBNA Corp.                            37,482       923,557
Mellon Financial Corp.                19,616       627,124
Merrill Lynch & Company, Inc.          9,117       559,328
State Street Corp.                    50,652     2,477,896(e)
SunTrust Banks, Inc.                   6,331       439,688
                                                16,224,346

                                      NUMBER
                                   OF SHARES         VALUE

HEALTHCARE -- 9.0%

Abbott Laboratories                   56,730$    2,405,352
Aetna, Inc.                            7,169       617,538
Amgen, Inc.                           24,679     1,966,176(a)
Johnson & Johnson                     46,599     2,948,785
LIncare Holdings Inc.                 29,631     1,216,353(a)
Pfizer Inc.                          145,370     3,629,889
Wyeth                                 56,861     2,630,959
                                                15,415,052

INDUSTRIALS -- 3.1%

Corinthian Colleges, Inc.             21,296       282,598(a,j)
Dover Corp.                           54,840     2,236,924
Southwest Airlines Co.                63,370       941,045
Tyco International Ltd.               50,145     1,396,538
Waste Management, Inc.                18,235       521,703
                                                 5,378,808

INFORMATION TECHNOLOGY -- 13.4%

Automatic Data
   Processing, Inc.                   33,936     1,460,605(h)
Certegy, Inc.                         25,326     1,013,547(j)
Checkfree Corp.                        9,008       340,683(a)
Cisco Systems, Inc.                   83,828     1,503,036(a)
Dell, Inc.                            35,451     1,212,424(a)
EMC Corporation                       69,646       901,219(a)
First Data Corp.                      98,622     3,944,880
Intel Corp.                           68,633     1,691,803
Intuit Inc.                           44,142     1,978,003(a)
Microsoft Corp.                      160,059     4,118,318
Molex Inc. (Class A)                  81,042     2,083,590(j)
Novellus Systems, Inc.                35,963       901,952(a,j)
Oracle Corp.                         112,700     1,396,353(a)
Yahoo! Inc.                           16,624       562,556(a)
                                                23,108,969

MATERIALS -- 0.6%

Monsanto Co.                          15,449       969,425

TOTAL COMMON STOCK
   (COST $89,019,223)                           92,586,729

PREFERRED STOCK -- 0.0%*

Zurich Regcaps Funding Trust I
   (COST $46,462)                         45        45,289(b)

TOTAL DOMESTIC EQUITY
   (COST $89,065,685)                           92,632,018


See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

FOREIGN EQUITY -- 18.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.3%

Accor S.A.                               874$       44,278(j)
Bayerische Motoren Werke AG            1,770        83,354
Honda Motor Co. Ltd.                     700        39,651
Kingfisher PLC                        21,296        81,377
Koninklijke Philips Electronics N.V.                21,947585,040
Lagardere S.C.A. (Regd.)               1,917       136,478(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                  2,857       236,296(j)
Reed Elsevier PLC                     25,626       237,782
Renault S.A.                           1,704       161,889(j)
Toyota Motor Corp.                    11,998       550,464(j)
                                                 2,156,609

CONSUMER STAPLES -- 1.0%

Carrefour S.A.                         4,176       192,732(j)
Diageo PLC                            29,322       422,770
Nestle S.A. (Regd.)                    2,083       612,338
Tesco PLC                             77,828       426,137
                                                 1,653,977

ENERGY -- 1.6%

BG Group PLC                          33,891       322,566
China Petroleum & Chemical Corp.     134,000        61,319
Ente Nazionale Idrocarburi S.p.A.     24,437       728,018(j)
LUKOIL ADR                             3,450       199,479(j)
Petroleo Brasileiro S.A. ADR           4,734       301,792(j)
Stolt Offshore S.A.                   23,950       278,070(a)
Total S.A.                             3,118       853,718(j)
                                                 2,744,962

FINANCIALS -- 4.8%

Acom Co. Ltd.                          4,460       324,249(j)
Aiful Corp.                            1,300       109,079
Allianz AG (Regd.)                     1,993       269,937
AXA S.A.                              12,602       347,022
Banca Intesa S.p.A.                   49,875       233,161(j)
Banco Santander Central
   Hispano S.A. (Regd.)               33,154       436,895(j)
Bank of Yokohama Ltd.                 27,803       212,190
BNP Paribas                            7,363       561,483(j)
CapitaLand Ltd.                       79,000       146,824
Credit Agricole S.A.                   9,721       285,971(j)
Credit Suisse Group (Regd.)            9,314       413,956
Hongkong Land Holdings Ltd.           55,000       172,700
ICICI Bank Ltd. ADR                    6,402       180,856(j)
ING Groep N.V.                         8,899       265,867(j)
Jardine Matheson Holdings Ltd.         7,228       123,599
Kookmin Bank                           4,440       262,180
Lloyds TSB Group PLC                  32,827       271,207
Manulife Financial Corp.                 643        34,349(j)
Mitsubishi Estate Co. Ltd. (REIT)     27,000       371,149(j)

                                      NUMBER
                                   OF SHARES         VALUE

Mitsubishi UFJ Financial
   Group, Inc.                            43 $     565,290(j)
Mitsui Sumitomo
   Insurance Co. Ltd.                 42,000       486,924(j)
Nomura Holdings, Inc.                 40,200       624,600(j)
Prudential PLC                        33,078       301,077
Royal Bank of Scotland
   Group PLC                          12,912       367,538
Sun Hung Kai Properties Ltd. (REIT)   36,122       373,664
UniCredito Italiano S.p.A.            90,206       510,070(j)
                                                 8,251,837

HEALTHCARE -- 1.2%

GlaxoSmithKline PLC                   28,965       738,910
Novartis AG (Regd.)                    2,306       117,424
Roche Holding AG                       4,788       667,739
Sanofi-Aventis                         3,566       295,580
Smith & Nephew PLC                    22,420       188,797
                                                 2,008,450

INDUSTRIALS -- 2.6%

ABB Ltd. (Regd.)                      40,835       299,631(a)
Adecco S.A. (Regd.)                    3,265       149,670
Asahi Glass Co. Ltd.                  39,002       409,841(j)
Brambles Industries PLC               48,429       298,366
Canadian National Railway Co.          2,676       190,221
Chiyoda Corp.                         21,185       390,653(j)
Group 4 Securicor PLC                 53,467       145,119
Group 4 Securicor PLC                 52,054       139,284
Komatsu Ltd.                          14,906       203,323(j)
Kubota Corp.                          15,000       104,023(j)
Malaysia International
   Shipping Corp. BHD                 24,382       120,325
Reliance Industries Ltd. GDR           8,158       293,851(b)
Sandvik AB                             8,283       413,103
Siemens AG (Regd.)                     5,735       443,213
SMC Corp.                              1,897       252,900(j)
Smiths Group PLC                      26,950       457,225
Tokyu Corp.                            9,000        47,803
Wolseley PLC                           6,221       131,957
                                                 4,490,508

INFORMATION TECHNOLOGY -- 1.4%

Canon, Inc.                            1,800        97,353
Hoya Corp.                             2,400        79,831(j)
Hoya Corp.                             7,500       255,426(a)
Nidec Corp.                            2,364       139,120(a)
Nidec Corp.                            3,164       188,433(j)
Nokia OYJ                             32,741       550,270
Nortel Networks Corp.                 19,710        64,704(a)
Samsung Electronics Co. Ltd.             650       366,971
Taiwan Semiconductor
   Manufacturing Co. Ltd.            233,319       374,739
Telefonaktiebolaget LM Ericsson       96,882       354,712
                                                 2,471,559

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE

MATERIALS -- 1.5%

Alcan Inc.                             1,390  $     44,134(j)
BASF AG                                3,803       286,568
BHP Billiton PLC                      54,430       882,036
Cia Vale do Rio Doce ADR              11,757       515,662
Holcim Ltd. (Regd.)                    2,955       197,000
Linde AG                               2,123       156,903
Potash Corp of Saskatchewan            1,258       117,432
Rio Tinto PLC (Regd.)                  9,434       386,867
Toray Industries Inc.                 12,000        63,949
                                                 2,650,551

TELECOMMUNICATION SERVICES -- 2.1%

America Movil S.A. de C.V.
   ADR (Series L)                     13,490       355,057
France Telecom S.A.                    6,960       200,385
Telecom Italia S.p.A                  25,198        70,330
Telefonica S.A.                       29,228       479,952
Telefonica S.A. ADR                      172         8,483(j)
Telenor ASA                           20,568       184,423
Vodafone Group PLC                   182,699       476,739
Vodafone Group PLC ADR                72,432     1,881,059
                                                 3,656,428

UTILITIES -- 0.5%

E.ON AG                                4,787       441,112
National Grid PLC                      4,953        46,572
Veolia Environnement                   9,620       407,218(j)
                                                   894,902

TOTAL COMMON STOCK
   (COST $26,190,968)                           30,979,783


PREFERRED STOCK -- 0.1%

Cia Vale do Rio Doce ADR               4,729       184,005(j)
(Cost $76,527)

TOTAL FOREIGN EQUITY
   (COST $26,267,495)                           31,163,788

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 23.1%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 5.9%

U.S. Treasury Bonds
5.38%       02/15/31                $525,000       588,493
8.13%       08/15/19 - 08/15/21      450,000       620,134
U.S. Treasury Inflation Indexed Bonds
2.00%       01/15/14                 645,185       659,140
3.88%       04/15/29                  59,440        81,498

                                   PRINCIPAL
                                      AMOUNT         VALUE

U.S. Treasury Notes
3.88%       09/15/10              $2,205,000 $   2,173,998
4.13%       08/15/10               3,110,000     3,096,441(h)
4.25%       08/15/15               3,010,000     2,991,188
                                                10,210,892

FEDERAL AGENCIES -- 1.2%

Federal Farm Credit Bank
3.75%       01/15/09                 180,000       176,219
Federal Home Loan Bank
2.38%       02/15/06                 965,000       959,393
Federal Home Loan Mortgage Corp.
3.63%       09/15/08                 350,000       342,343
4.38%       07/17/15                 305,000       298,140
4.75%       12/08/10                  60,000        59,867
6.75%       03/15/31                 150,000       189,661
                                                 2,025,623

AGENCY MORTGAGE BACKED -- 8.7%

Federal Home Loan Mortgage Corp.
4.50%       06/01/33 - 10/01/35      207,002       197,024
5.00%       07/01/35 - 10/01/35      158,884       155,532
5.50%       05/01/20                  23,721        24,071
6.00%       04/01/17 - 05/01/35      394,838       402,527
6.50%       03/01/32 - 12/01/34      101,535       104,344
7.00%       08/01/23 - 02/01/35      388,370       407,257
Federal National Mortgage Assoc.
4.00%       05/01/19 - 06/01/19       86,318        83,120
4.50%       05/01/18 - 02/01/35      654,890       633,069
5.00%       06/01/20 - 07/01/35      295,542       291,550
5.50%       06/01/20 - 08/01/35      483,077       486,715
6.00%       01/01/19 - 08/01/35    2,544,470     2,589,407
6.50%       01/01/19 - 02/01/35    1,398,183     1,439,578
7.00%       10/01/22 - 05/01/35      330,236       346,525
4.50%       TBA                      850,000       832,203(c)
5.00%       TBA                    1,500,000     1,485,180(c)
5.50%       TBA                    2,275,000     2,273,578(c)
6.00%       TBA                    2,365,000     2,404,169(c)
Government National
   Mortgage Assoc.
4.50%       08/15/33 - 09/15/34      225,994       217,616
6.00%       04/15/30 - 06/15/35      287,866       294,827
6.50%       06/15/24 - 06/15/34       70,958        73,690
7.00%       06/15/34                  22,138        23,276
5.50%       TBA                      200,000       201,812(c)
                                                14,967,070

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%

Federal Home Loan Mortgage Corp.
2.88%       10/15/18                 146,836        11,380(g,i)
3.38%       12/15/30                 231,315        14,385(g,i)
4.50%       05/15/17 - 11/15/19      150,000       146,008
4.50%       03/15/19                  69,827         8,376(g)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

5.00%       10/15/14 - 12/01/34  $   680,141  $    119,307(g)
5.00%       05/15/20 - 11/15/34      370,000       354,611
5.50%       10/15/34                  29,355        29,860
Federal National Mortgage Assoc.
4.50%       05/25/18                  52,393         5,853(g)
4.50%       12/25/19                  25,000        23,648
5.00%       02/25/11                  13,544           296(g)
5.00%       03/25/35                  50,000        47,219
5.50%       07/25/34 - 02/25/35      171,363       173,970
5.75%       02/25/35                  75,000        76,956
6.50%       12/25/34                  42,484        44,467
Federal National Mortgage
   Assoc. (Class 1)
4.04%       11/01/34                  85,389        66,763(d,f)
Federal National Mortgage
   Assoc. REMIC
4.50%       11/25/13                  59,896         3,430(g)
5.00%       10/25/22                  37,190         5,764(g)
5.50%       08/25/33                 183,462        42,901(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34                  35,000        33,294
                                                 1,208,488

CORPORATE NOTES -- 6.1%

Abbey National PLC
7.95%       10/26/29                  30,000        38,945
AES Corp.
8.75%       06/15/08                  95,000       100,463
AIG SunAmerica Global Financing VII
5.85%       08/01/08                 100,000       102,927(b)
Air Jamaica Ltd.
9.38%       07/08/15                  40,000        39,900(b)
Alberta Energy Co. Ltd.
7.38%       11/01/31                  10,000        12,379
Albertson's, Inc.
7.50%       02/15/11                  25,000        24,488
Allegiance Corp.
7.00%       10/15/26                  10,000        11,122
Allied Waste North America
7.25%       03/15/15                 100,000        98,500(b)
Allstate Life Global Funding Trusts
3.85%       01/25/08                  30,000        29,441
ALROSA Finance S.A.
8.88%       11/17/14                 100,000       118,500(b)
Altria Group, Inc.
7.20%       02/01/07                  20,000        20,604
America Movil S.A. de C.V.
9.27%       01/05/16               1,000,000        91,938(d)
American Electric Power
   Company, Inc. (Series D)
5.25%       06/01/15                 125,000       125,198
American General Corp.
7.50%       08/11/10                  35,000        38,713
American General Finance Corp.
4.88%       07/15/12                  20,000        19,695

                                   PRINCIPAL
                                      AMOUNT         VALUE

ANZ Capital Trust
4.48%       12/31/49              $   45,000  $     43,989(b)
Appalachian Power Co. (Series G)
3.60%       05/15/08                   5,000         4,863
Appalachian Power Co. (Series K)
5.00%       06/01/17                  30,000        29,025
Archer-Daniels-Midland Co.
5.38%       09/15/35                  30,000        29,174
Assurant, Inc.
6.75%       02/15/34                  20,000        21,557
AT&T Corp.
9.05%       11/15/11                  75,000        84,469
BAC CAP TRUST V
5.63%       03/08/35                  40,000        38,824
Banco Mercantil del Norte S.A.
5.88%       02/17/14                  60,000        60,600(b,i)
Banco Santander Chile
5.38%       12/09/14                  30,000        30,142(b)
Bank of America Corp.
3.88%       01/15/08                  80,000        78,807
4.75%       10/15/06                  50,000        50,149
Bank One Corp.
6.50%       02/01/06                  85,000        85,635
Barclays Bank PLC
7.38%       06/29/49                  60,000        67,308(b,i)
Bavaria S.A.
8.88%       11/01/10                  35,000        38,605(b)
BBVA Bancomer Capital Trust I
10.50%      02/16/11                  25,000        25,625(b)
BellSouth Corp.
6.55%       06/15/34                  30,000        32,178
Boeing Co.
8.75%       09/15/31                  10,000        14,436
British Aerospace Finance, Inc.
7.50%       07/01/27                  10,000        11,783(b)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20                  25,000        31,710
Campbell Soup Co.
5.50%       03/15/07                  10,000        10,107
Capital One Bank
6.50%       06/13/13                   5,000         5,366
Capital One Financial Corp.
8.75%       02/01/07                  45,000        47,227
Carolina Power & Light Co.
5.15%       04/01/15                  20,000        20,033
5.70%       04/01/35                  10,000        10,116
6.13%       09/15/33                  10,000        10,753
Case New Holland Inc.
6.00%       06/01/09                 150,000       144,000
Cendant Corp.
6.25%       01/15/08                  30,000        30,717
Charter One Bank FSB
6.38%       05/15/12                  20,000        21,617
Chesapeake Energy Corp.
7.75%       01/15/15                 105,000       111,825
Citigroup, Inc.
5.00%       03/06/07                  25,000        25,180

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

6.63%       06/15/32              $   55,000  $     62,218
Clear Channel Communications, Inc.
4.63%       01/15/08                  15,000        14,712
CNA Financial Corp.
5.85%       12/15/14                  80,000        79,722
CNF Inc.
6.70%       05/01/34                   5,000         5,385
Comcast Cable Communications
   Holdings, Inc.
9.46%       11/15/22                 125,000       168,105
Consolidated Natural Gas Co.
5.38%       11/01/06                  10,000        10,073
Consumers Energy Co.
5.15%       02/15/17                  20,000        19,532
5.80%       09/15/35                  30,000        29,501
Consumers Energy Co. (Series L)
5.00%       02/15/12                  10,000         9,949
Corp Interamericana de
   Entretenimiento S.A.
8.88%       06/14/15                  40,000        39,300(b)
COX Communications, Inc.
5.45%       12/15/14                  30,000        29,809
CSX Corp.
5.50%       08/01/13                  15,000        15,365
CSX Transportation, Inc.
9.75%       06/15/20                   8,000        11,269
D.R. Horton, Inc.
7.50%       12/01/07                  35,000        36,629
DaimlerChrysler NA Holding Corp.
4.05%       06/04/08                  30,000        29,310
4.75%       01/15/08                  30,000        29,885
6.50%       11/15/13                 195,000       205,949
DBS Bank Ltd.
5.00%       11/15/19                  35,000        34,600(b,i)
Detroit Edison Co. (Series B)
5.45%       02/15/35                  45,000        43,595
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 150,000       147,250
Dex Media, Inc.
8.50%       08/15/10                 140,000       148,050
Digicel Ltd.
9.25%       09/01/12                 100,000       103,500(b)
DirecTV Holdings LLC
6.38%       06/15/15                 100,000        99,250(b)
Dominion Resources Inc. (Series B)
4.13%       02/15/08                  60,000        59,065
Dominion Resources Inc. (Series G)
3.66%       11/15/06                  20,000        19,790(k)
Duke Capital LLC
4.30%       05/18/06                  30,000        29,981
4.33%       11/16/06                  35,000        34,819
5.67%       08/15/14                  15,000        15,197
8.00%       10/01/19                  30,000        36,178
Echostar DBS Corp.
5.75%       10/01/08                 145,000       143,006

                                   PRINCIPAL
                                      AMOUNT         VALUE

El Paso Electric Co.
6.00%       05/15/35              $   45,000  $     46,167
Emmis Communications Corp.
9.75%       06/15/12                  45,000        45,338(i)
Enterprise Products Operating LP
4.00%       10/15/07                  20,000        19,600
EOP Operating LP (REIT)
7.75%       11/15/07                  60,000        63,494
FirstEnergy Corp. (Series B)
6.45%       11/15/11                  15,000        15,971
Flextronics International Ltd.
6.25%       11/15/14                 150,000       149,250
Ford Motor Credit Co.
6.63%       06/16/08                  75,000        73,187
7.00%       10/01/13                  73,000        67,789
7.38%       10/28/09                  75,000        72,650
FPL Group Capital, Inc.
7.38%       06/01/09                  35,000        38,053
Gaz Capital for Gazprom
8.63%       04/28/34                 100,000       131,500(b)
Genentech, Inc.
5.25%       07/15/35                  20,000        19,228(b)
Georgia Power Co.
4.88%       07/15/07                  15,000        15,060
Golden West Financial Corp.
4.75%       10/01/12                  10,000         9,913
Goodrich Corp.
7.10%       11/15/27                  20,000        22,753
Greater Bay Bancorp
5.25%       03/31/08                  10,000        10,055
Grupo Televisa S.A.
6.63%       03/18/25                 100,000       100,376
GTE Corp.
6.94%       04/15/28                  25,000        27,537
7.51%       04/01/09                  30,000        32,349
Halliburton Co.
8.75%       02/15/21                  50,000        65,643
HSBC Bank USA NA
3.88%       09/15/09                  65,000        63,171
HSBC Finance Corp.
6.75%       05/15/11                  70,000        75,892
Indosat Tbk PT
7.13%       06/22/12                  50,000        50,313(b)
Intelsat Bermuda Ltd.
8.63%       01/15/15                 100,000       102,000(b)
International Business
   Machines Corp.
3.80%       02/01/08                  10,000         9,836
International Lease Finance Corp.
5.00%       04/15/10                  45,000        45,160
iStar Financial, Inc.
4.88%       01/15/09                  10,000         9,919
6.00%       12/15/10                 105,000       108,095
6.05%       04/15/15                  20,000        20,394
7.00%       03/15/08                   5,000         5,216
Jefferson Smurfit Corp. US
7.50%       06/01/13                  65,000        58,500

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

Kansas Gas & Electric
5.65%       03/29/21              $   15,000  $     14,701(b)
Kimco Realty Corp. (REIT)
4.82%       06/01/14                  25,000        24,334
Kinder Morgan Energy Partners LP
5.13%       11/15/14                  25,000        24,689
Kinder Morgan, Inc.
6.50%       09/01/12                  40,000        43,040
Kraft Foods, Inc.
4.13%       11/12/09                  50,000        48,766
5.25%       06/01/07                  75,000        75,730
L-3 Communications Corp.
6.38%       10/15/15                  55,000        55,413(b)
Lyondell Chemical Co. (Series A)
9.63%       05/01/07                  90,000        94,500
MacDermid, Inc.
9.13%       07/15/11                 140,000       149,800
Masco Corp.
6.75%       03/15/06                  15,000        15,151
Meritage Homes Corp.
6.25%       03/15/15                 150,000       137,250
MGM Mirage
5.88%       02/27/14                 150,000       142,500
Midamerican Energy Holdings Co.
3.50%       05/15/08                  10,000         9,636
Morgan Stanley
4.75%       04/01/14                  45,000        43,420
5.30%       03/01/13                 100,000       101,292
Motorola, Inc.
4.61%       11/16/07                  20,000        19,977
National Power Corp.
8.07%       08/23/11                  30,000        30,053(b,i)
Navistar International Corp. (Series B)
6.25%       03/01/12                 150,000       142,500
Nell AF SARL
8.38%       08/15/15                 100,000        97,750(b)
Nelnet, Inc.
5.13%       06/01/10                  55,000        54,020
New Cingular Wireless Services Inc.
7.35%       03/01/06                  50,000        50,581
8.75%       03/01/31                  35,000        47,098
Nexen, Inc.
5.88%       03/10/35                  10,000         9,808
Nexstar Broadcasting Group, Inc.
7.00%       01/15/14                 100,000        90,000
Nextel Communications, Inc.
   (Series D)
7.38%       08/01/15                  75,000        80,292
Nordea Bank AB
5.42%       12/29/49                  20,000        20,038(b,i)
Norfolk Southern Railway Co.
9.75%       06/15/20                  22,000        31,494
Northeast Utilities (Series B)
3.30%       06/01/08                  10,000         9,599
Northrop Grumman Corp.
4.08%       11/16/06                  90,000        89,533

                                   PRINCIPAL
                                      AMOUNT         VALUE

NorthWestern Corp.
5.88%       11/01/14              $   30,000  $     30,307
Novelis Inc.
7.25%       02/15/15                 100,000        94,500(b)
Ocean Energy, Inc.
4.38%       10/01/07                   5,000         4,954
Odyssey Re Holdings Corp.
7.65%       11/01/13                  45,000        47,257
Ohio Power Co. (Series E)
6.60%       02/15/33                   5,000         5,623
Pacific Gas & Electric Co.
6.05%       03/01/34                  20,000        20,877
PanAmSat Corp.
9.00%       08/15/14                 100,000       105,500
Park Place Entertainment.
9.38%       02/15/07                  90,000        94,950
Pemex Finance Ltd.
9.69%       08/15/09                  28,000        30,414
Pemex Project Funding
   Master Trust
6.13%       08/15/08                  50,000        51,471
7.38%       12/15/14                 190,000       211,386
Pepco Holdings, Inc.
4.50%       06/01/10                  20,000        20,079(i)
5.50%       08/15/07                  20,000        20,262
Petrobras International Finance Co.
7.75%       09/15/14                  15,000        16,238
Petro-Canada
5.95%       05/15/35                  60,000        60,037
Potomac Edison Co.
5.35%       11/15/14                  15,000        15,163(b)
Procter & Gamble - Esop (Series A)
9.36%       01/01/21                  35,000        45,640
PSI Energy, Inc.
6.65%       06/15/06                  10,000        10,146
Public Service Company
   of New Mexico
4.40%       09/15/08                  15,000        14,815
Puget Energy, Inc.
5.48%       06/01/35                  30,000        29,218
Quest Diagnostics Inc.
6.75%       07/12/06                  15,000        15,234
Qwest Corp.
7.63%       06/15/15                 100,000       102,125(b)
Rabobank Capital Funding II
5.26%       12/31/49                  50,000        50,140(b,i)
Rabobank Capital Funding Trust
5.25%       12/29/49                  20,000        19,926(b,i)
RBS Capital Trust I
5.51%       09/29/49                 130,000       131,230(i)
Reckson Operating
   Partnership LP (REIT)
5.88%       08/15/14                  20,000        20,351
Resona Preferred Global Securities
   Cayman Ltd.
7.19%       12/29/49                  65,000        67,292(b,i)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

Royal Bank of Scotland Group PLC
7.65%       08/31/49               $  30,000  $     36,400(i)
San Diego Gas & Electric Co.
5.35%       05/15/35                  15,000        14,640
SBC Communications, Inc.
5.10%       09/15/14                  25,000        24,773
Simon Property Group LP (REIT)
4.60%       06/15/10                  30,000        29,583
4.88%       08/15/10                  20,000        19,916
Sinclair Broadcast Group, Inc.
8.00%       03/15/12                 100,000       102,375
SouthTrust Bank
7.00%       11/15/08                   5,000         5,448
Sprint Capital Corp.
6.00%       01/15/07                  80,000        81,397
8.38%       03/15/12                  10,000        11,765
8.75%       03/15/32                 115,000       154,291
Standard Chartered Bank
   Hong Kong Ltd.
4.38%       12/03/14                  10,000        10,000(i)
State of Illinois
4.95%       06/01/23                   5,000         4,896
5.10%       06/01/33                  15,000        14,856
Stewart Enterprises, Inc.
6.25%       02/15/13                 105,000        99,750(b)
Sumitomo Mitsui Banking Corp.
5.63%       07/29/49                  20,000        19,904(b,i)
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                  75,000        73,919
TELUS Corp.
7.50%       06/01/07                  50,000        52,147
8.00%       06/01/11                  30,000        34,378
Thomson Corp.
5.50%       08/15/35                  25,000        24,584
Time Warner Entertainment Co. LP
8.38%       07/15/33                  40,000        49,978
Transcontinental Gas
   Pipe Line Corp.
6.25%       01/15/08                 145,000       146,631
TXU Electric Delivery Co.
5.00%       09/01/07                  25,000        25,096
6.38%       05/01/12                   5,000         5,373
Tyco International Group S.A.
5.80%       08/01/06                  15,000        15,141
Tyson Foods, Inc.
7.25%       10/01/06                  35,000        35,868
UBS Preferred Funding Trust I
8.62%       10/29/49                  25,000        28,948(i)
UFJ Finance Aruba AEC
6.75%       07/15/13                 145,000       158,958
Union Pacific Corp.
6.65%       01/15/11                  15,000        16,199
United Rentals North America, Inc.
7.75%       11/15/13                 100,000        96,500
United Utilities PLC
6.45%       04/01/08                  20,000        20,718

                                   PRINCIPAL
                                      AMOUNT         VALUE

Valero Energy Corp.
3.50%       04/01/09               $  15,000  $     14,334
Verizon
6.50%       09/15/11                  20,000        21,026
Verizon Global Funding Corp.
7.75%       06/15/32                 145,000       177,097
Viacom, Inc.
5.63%       05/01/07                  10,000        10,119
VTB Capital S.A.
6.25%       07/02/35                 100,000       104,125(b)
6.58%       07/30/07                  30,000        31,236(i)
Wells Fargo & Co.
5.25%       12/01/07                  25,000        25,354
Westar Energy, Inc.
5.15%       01/01/17                  15,000        14,900
Westfield Capital
   Corporation Limited
4.38%       11/15/10                  35,000        34,155(b)
Westlake Chemical Corp.
8.75%       07/15/11                  85,000        91,588
Weyerhaeuser Co.
6.13%       03/15/07                  20,000        20,332
Wisconsin Energy Corp.
5.88%       04/01/06                   5,000         5,034
WR Berkley Corp.
5.60%       05/15/15                  30,000        29,976
                                                10,455,844

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%

Bank of America Alternative
   Loan Trust
6.50%       07/25/35                  97,856       100,449
Master Alternative Loans Trust
6.50%       05/25/35                 118,234       121,510
Master Alternative Loans
   Trust (Class 3)
6.50%       01/25/35                  41,761        43,229
                                                   265,188

SOVEREIGN BONDS -- 0.3%

Government of Argentina
7.70%       08/03/12                  40,000        32,260(d)
Government of Bahamas
6.63%       05/15/33                  10,000        11,558(b)
Government of Brazil
8.25%       01/20/34                  35,000        35,175
8.75%       02/04/25                  40,000        42,260
Government of Colombia
8.13%       05/21/24                  40,000        43,060
Government of Jamaica
9.00%       06/02/15                  25,000        25,838
Government of Mexico
6.75%       09/27/34                  10,000        10,650

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

Government of Philippine
8.88%       03/17/15               $  40,000$       42,700
9.50%       02/02/30                  40,000        42,900
Government of Uruguay
9.25%       05/17/17                 100,000       112,125
Government of Venezuela
7.00%       12/01/18                 100,000        98,500
9.25%       09/15/27                  40,000        47,320
Province of Quebec Canada
5.00%       07/17/09                  60,000        60,944
                                                   605,290

TOTAL BONDS AND NOTES
   (COST $40,103,358)                           39,738,395

                                           NUMBER
                                          OF SHARES    VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.9%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund           21,770      642,650
Industrial Select Sector SPDR Fund          85,771    2,586,853

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,989,967)                             3,229,503

                                   NUMBER OF
                                   CONTRACTS         VALUE
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

CALL OPTIONS

U.S. Treasury Notes 2 Yr
   (COST $1,280)                     630,000            --


PUT OPTIONS

Eurodollar Futures
   (COST $1,205)                           5         2,281


TOTAL PURCHASED OPTIONS
   (COST $2,485)                                     2,281


TOTAL INVESTMENTS IN SECURITIES
   (COST $158,428,990)                         166,765,985


                                     NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.0%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 7.7%

GEI Short Term Investment Fund
3.83%                             13,283,236    13,283,236(d,l)
--------------------------------------------------------------------------------

                                     NUMBER
                                  OF SHARES          VALUE

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 7.3%

State Street Navigator Securities
   Lending Prime Portfolio
3.82%                             12,550,981  $ 12,550,981(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $25,834,217)                           25,834,217

TOTAL INVESTMENTS
   (COST $184,263,207)                         192,600,202

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (11.9)%                              (20,454,185)
                                               -----------

NET ASSETS -- 100.0%                          $172,146,017
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following written option contracts open at September 30, 2005:

                      EXPIRATION DATE/     NUMBER OF
CALL OPTIONS            STRIKE PRICE       CONTRACTS       VALUE
--------------------------------------------------------------------------------

U.S. Treasury Notes
  10 Yr. Futures
  (Written Option
  Premium $1,071)     Oct. 2005/$101.68     140,000         $(5)

The GE Institutional Strategic Investment Fund had the following Short future contract open at September 30, 2005:


                                       NUMBER      CURRENT
                     EXPIRATION          OF       NOTIONAL      UNREALIZED
DESCRIPTION             DATE         CONTRACTS      VALUE      APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 10 Yr.
  Futures           December 2005         3      $(329,766)       $1,065

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Income Fund
--------------------------------------------------------------------------------

Q&A


PAUL M. COLONNA HAS BEEN THE PORTFOLIO MANAGER OF THE INCOME FUND SINCE JANUARY 2005 AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY AND MARK DELANEY. SEE PAGE 40 FOR PAUL'S BIOGRAPHICAL INFORMATION.

BILL HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PICTURED  BY ROW FROM LEFT TO RIGHT:
PAUL M. COLONNA, MARK DELANEY
AND BILL HEALEY.

[Photo omitted]

Income Fund
--------------------------------------------------------------------------------

Q&A


Q. HOW DID THE GE INSTITUTIONAL INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A.  For the twelve-month period ended September 30, 2005, the GE
    Institutional Income Fund returned 2.72%. The Lehman Brothers Aggregate Index, the Fund's benchmark, returned 2.80% and the Fund's Lipper peer group of 458 Intermediate Investment Grade Debt Funds returned an average of 2.42% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Funds' exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,024.79                             1.25
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.57                             1.24
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.24% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 2.48%
   FOR INVESTMENT CLASS SHARES.

Income Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                       Income Fund                 LB Aggregate
--------------------------------------------------------------------------------
11/21/97            $10,000.00                   $10,000.00
03/98                10,290.76                    10,257.76
09/98                10,921.11                    10,941.19
03/99                10,904.80                    10,923.66
09/99                10,842.65                    10,901.15
03/00                11,048.41                    11,128.07
09/00                11,559.12                    11,663.20
03/01                12,394.92                    12,522.51
09/01                13,038.16                    13,173.92
03/02                12,999.98                    13,192.21
09/02                14,090.28                    14,306.41
03/03                14,504.98                    14,733.83
09/03                14,844.46                    15,080.35
03/04                15,284.90                    15,530.21
09/04                15,346.43                    15,635.01
03/05                15,382.17                    15,708.48
09/05                15,763.49                    16,072.03

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                     ONE      FIVE      SINCE
                    YEAR      YEAR   INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Income Fund         2.72%     6.40%     5.96%      11/21/97
--------------------------------------------------------------------------------
LB Aggregate        2.80%     6.62%     6.24%
--------------------------------------------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions and invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.

SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $319,323
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Mortgage Backed          40.8%
Corporate Notes          24.8%
Asset Backed             14.0%
Treasuries               11.9%
Short-Term & Others       5.3%
Federal Agencies          2.3%
Sovereign Bonds           0.9%

QUALITY RATINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------------------------------------
         MOODY'S/S&P/                   PERCENTAGE OF
         FITCH RATING*                  MARKET VALUE
--------------------------------------------------------------------------------
           Aaa / AAA                       73.76%
--------------------------------------------------------------------------------
            Aa / AA                         3.59%
--------------------------------------------------------------------------------
             A / A                          7.51%
--------------------------------------------------------------------------------
            Below A                         7.58%
--------------------------------------------------------------------------------
       Ba / BB and lower                    7.56%
--------------------------------------------------------------------------------
         NR / Other **                      0.00%
--------------------------------------------------------------------------------

AN INVESTMENT IN THE GE INSTITUTIONAL INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


* MOODY'S INVESTORS SERVICES INC, STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.
** LESS THAN 0.01%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INCOME FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   INCOME FUND

                                   PRINCIPAL
                                      AMOUNT         VALUE

BONDS AND NOTES -- 117.2%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 15.9%

U.S. Treasury Bonds
5.38%       02/15/31              $2,853,000 $   3,198,042(j)
7.13%       02/15/23               1,630,000     2,115,740(h,j)
8.13%       08/15/19 - 08/15/21    2,181,000     3,001,600(h,j)
U.S. Treasury Inflation Indexed Bonds
2.00%       01/15/14               3,923,993     4,008,869(h)
3.88%       04/15/29                 392,307       537,889(h)
U.S. Treasury Notes
3.88%       09/15/10              13,900,000    13,704,566(j)
4.13%       08/15/08 - 08/15/10    5,330,000     5,307,440(j)
4.25%       08/15/15               6,050,000     6,012,187(j)
                                                37,886,333

FEDERAL AGENCIES -- 3.1%

Federal Farm Credit Bank
3.75%       01/15/09               1,180,000     1,155,216(h)
Federal Home Loan Bank
2.38%       02/15/06               1,515,000     1,506,198(h)
Federal Home Loan Mortgage Corp.
3.63%       09/15/08                 539,000       527,209(h,j)
4.38%       07/17/15               1,470,000     1,436,938(j)
4.75%       12/08/10               1,630,000     1,626,396(h,j)
6.75%       03/15/31                 915,000     1,156,933(h)
                                                 7,408,890

AGENCY MORTGAGE BACKED -- 32.6%

Federal Home Loan Mortgage Corp.
4.50%       06/01/33 - 10/01/35    1,100,775     1,047,449
5.00%       07/01/35 - 10/01/35      829,586       812,096
5.50%       05/01/20                 161,649       164,038
6.00%       04/01/17 - 05/01/35    1,949,816     1,988,674
6.50%       01/01/27 - 12/01/34    2,135,904     2,195,147(h)
7.00%       10/01/16 - 02/01/35      318,341       332,783
7.50%       09/01/12 - 09/01/33       66,398        70,192
8.00%       11/01/30                  49,302        52,703
8.50%       02/01/30 - 05/01/30      113,373       123,249
Federal National Mortgage Assoc.
4.00%       05/01/19 - 06/01/19      582,600       561,014
4.50%       05/01/18 - 02/01/35    4,049,273     3,914,405
5.00%       06/01/20 - 07/01/35    1,731,870     1,707,894
5.50%       04/01/14 - 08/01/35    3,367,217     3,392,651
5.50%       10/01/24                 139,915       137,717(i)
6.00%       02/01/14 - 08/01/35    6,839,682     6,964,301
6.50%       07/01/17 - 02/01/35    4,886,329     5,026,208
7.00%       03/01/15 - 05/01/35    1,885,030     1,970,840(h)
7.50%       09/01/13 - 03/01/34      819,676       866,462(h)
8.00%       12/01/12 - 11/01/33      390,120       417,200

                                   PRINCIPAL
                                      AMOUNT         VALUE

8.50%       05/01/31             $    15,697  $     16,965
9.00%       06/01/09 - 12/01/22       76,181        81,804
4.50%       TBA                    5,245,000     5,135,180(c)
5.00%       TBA                   14,075,000    13,990,156(c)
5.50%       TBA                    5,395,000     5,391,628(c)
6.00%       TBA                   17,050,000    17,327,697(c)
Government National
   Mortgage Assoc.
4.50%       08/15/33 - 09/15/34    1,160,848     1,117,814
6.00%       04/15/27 - 06/15/35    1,144,069     1,171,700
6.50%       04/15/19 - 08/15/34      629,563       654,143
7.00%       03/15/12 - 06/15/34      146,219       152,805
7.50%       08/15/31 - 10/15/33      225,930       239,584
8.00%       05/15/30 - 09/15/30        5,447         5,859
8.50%       10/15/17                  31,236        33,924
9.00%       11/15/16 - 12/15/21      122,320       134,849
5.50%       TBA                      700,000       706,343(c)
                                                77,905,474

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.5%

Federal Home Loan Mortgage Corp.
2.88%       10/15/18                 862,663        66,856(g,i)
3.38%       12/15/30               1,927,621       119,874(g,i)
4.50%       04/15/13 - 03/15/19    1,745,441       186,110(g)
4.50%       05/15/17 - 11/15/19      600,000       581,721
4.62%       10/15/33                 280,000       217,560(i)
5.00%       01/15/11 - 12/01/34    7,567,922     1,178,621(g,h)
5.00%       05/15/20 - 11/15/34    3,185,000     3,058,260
5.00%       09/25/43               3,073,192        26,890(d,g,h)
5.50%       04/15/17 - 06/15/33      806,904       145,840(g)
5.50%       10/15/34                 445,224       452,876
5.70%       12/15/33                 175,000       147,280(i)
7.50%       01/15/16                  86,903        90,379
7.50%       07/15/27                  33,536         6,111(g)
7.94%       06/15/33                 673,158       671,273(i)
8.00%       02/01/23 - 07/01/24       26,933         5,611(g)
Federal Home Loan
   Mortgage STRIPS
4.14%       08/01/27                   6,268         5,397(d,f)
Federal National Mortgage Assoc.
1.16%       12/25/42                 740,409        18,279(g,h,i)
2.22%       06/25/43               2,706,382       121,787(g,i)
3.17%       10/25/29                 619,908        47,268(g,i)
3.27%       12/25/30                 966,161        61,442(g,h,i)
3.67%       05/25/18               1,224,874        94,805(g,h,i)
3.77%       09/25/42               2,092,696       172,647(g,h,i)
3.82%       04/25/17 - 10/25/17    1,377,540       113,332(g,h,i)
3.87%       08/25/16                 456,326        27,699(g,i)
4.00%       02/25/28                  49,732        49,168
4.27%       06/25/42                 609,843        46,501(g,i)
4.50%       05/25/18                 314,356        35,119(g)
4.50%       12/25/19                 225,000       212,828
4.75%       11/25/14                 189,139        16,001(g)
5.00%       02/25/11 - 02/25/32      518,033        42,408(g)
5.00%       03/25/35                 300,000       283,313
5.50%       01/25/27                 385,980        45,292(g)
5.50%       07/25/34                 485,403       492,684(h)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INCOME FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

5.50%       02/25/35            $    468,127 $     475,319
5.75%       02/25/35                 450,000       461,738
6.00%       12/25/34                 275,000       287,375
6.50%       12/25/34                 236,022       247,041
6.54%       09/25/31                 401,244       388,284(i)
8.00%       07/25/14                 268,312       277,536
Federal National Mortgage
   Assoc. (Class 1)
4.04%       11/01/34                 990,511       774,456(d,f)
Federal National Mortgage
   Assoc. (Class S)
3.27%       02/25/31                 604,906        40,075(g,i)
Federal National Mortgage
   Assoc. REMIC
4.50%       11/25/13                 874,481        45,792(g)
5.00%       10/25/22                 280,616        43,495(g)
5.50%       08/25/33               1,111,779       259,982(g)
8.18%       03/25/31                 610,292       611,722(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
1080.91%    03/25/22                      43           599(g)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%    05/25/22                      39           999(g)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
7.50%       11/01/23                 159,084        37,434(g)
8.00%       08/01/23 - 07/01/24       57,331        11,657(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34                 335,000       318,669(h)
Vendee Mortgage Trust
13.00%      05/15/33               1,961,506        49,880(d,g,h)
                                                13,173,285

ASSET BACKED -- 13.5%

American Express Credit Account
   Master Trust (Class A)
3.89%       12/15/08                 200,000       200,160(i)
Bank One Issuance Trust
3.59%       05/17/10                  90,000        88,504
Bank One Issuance Trust (Class A)
3.88%       12/15/10               3,500,000     3,508,945(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
4.20%       01/25/34                 142,269       142,787(i)
BMW Vehicle Owner Trust (Class B)
2.93%       03/25/09                 192,000       189,649
Capital One Master Trust (Class C)
6.70%       06/15/11                 200,000       209,790(b)
Capital One Prime Auto Receivables
   Trust (Class A)
3.85%       09/17/07                 153,683       153,712(i)
Carmax Auto Owner Trust
4.35%       03/15/10                 235,000       233,492

                                   PRINCIPAL
                                      AMOUNT         VALUE

Chase Funding Mortgage Loan
   Asset-Backed Certificates
4.08%       03/25/32            $     48,046 $      48,161(i)
Chase Issuance Trust
4.52%       12/15/10                 941,000       936,003
Citibank Credit Card Issuance Trust
4.08%       03/07/08               1,012,000     1,013,434(i)
4.29%       06/25/09               2,000,000     2,007,071(i)
4.45%       04/07/10                 252,000       249,682
CNH Wholesale Master
   Note Trust (Class A)
3.88%       06/15/11               2,000,000     1,999,710(i)
Countrywide Home Equity
   Loan Trust (Class A)
4.00%       07/15/27                 124,739       124,840(i)
Federal National Mortgage Assoc.
3.95%       12/26/31                 115,829       115,508
First USA Credit Card Master Trust
   (Class A)
3.93%       11/19/08               1,400,000     1,400,974(i)
Fleet Credit Card Master Trust II
   (Class A)
3.91%       04/15/10               2,200,000     2,204,975(h,i)
Fleet Home Equity Loan Trust
   (Class A)
4.05%       01/20/33                 370,902       371,282(i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
3.81%       07/15/09               4,000,000     4,002,354(i)
GMAC Mortgage Corp. Loan Trust
3.92%       08/25/35               1,000,000       998,541(i)
Hertz Vehicle Financing LLC
3.92%       05/25/08               3,000,000     3,001,964(b,i)
Honda Auto Receivables
   Owner Trust (Class A)
4.15%       10/15/10                 255,000       252,277
Household Automotive Trust (Class A)
4.09%       07/17/09                 405,461       405,977(h,i)
Long Beach Mortgage Loan Trust
3.95%       09/25/35               3,927,663     3,927,575(i)
MBNA Master Credit Card
   Trust USA (Class A)
4.03%       08/15/08                 700,000       700,851(i)
Peco Energy Transition Trust
6.52%       12/31/10                 169,000       181,920
Residential Asset Mortgage
   Products, Inc.
4.07%       03/25/34                  95,675        95,717(i)
4.16%       12/25/33                 292,198       293,104(i)
Residential Asset Securities Corp.
4.08%       07/25/32                  48,819        48,895(i)
Residential Asset Securities
   Corp. (Class A)
4.10%       04/25/32                 300,967       301,210(i)
4.16%       07/25/30                 179,000       176,557(i)
4.20%       01/25/33                 220,914       221,585(i)
Saxon Asset Securities Trust
4.06%       05/25/35               1,515,191     1,515,979(i)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INCOME FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE

Saxon Asset Securities Trust
   (Class A)
4.23%       12/25/32             $     4,206  $      4,206(i)
SLM Student Loan Trust (Class A)
3.92%       06/15/18                 434,247       434,583(i)
Volkswagen Auto Lease Trust
   (Class A)
3.94%       10/20/10                 157,000       155,065
Wachovia Asset Securitization Inc.
   (Class A)
4.05%       06/25/34                 329,164       329,482(i)
Wells Fargo Home Equity Trust
3.97%       09/25/24                 117,000       114,792(i)
                                                32,361,313

CORPORATE NOTES -- 31.8%

Abbey National PLC
7.95%       10/26/29                 280,000       363,486
AES Corp.
8.75%       06/15/08                 515,000       544,613
AIG SunAmerica Global Financing VII
5.85%       08/01/08                 305,000       313,926(b)
Air Jamaica Ltd.
9.38%       07/08/15                 260,000       259,350(b)
Alberta Energy Co. Ltd.
7.38%       11/01/31                  80,000        99,028
Albertson's, Inc.
7.50%       02/15/11                 160,000       156,721
Allegiance Corp.
7.00%       10/15/26                 170,000       189,067
Allied Waste North America
7.25%       03/15/15                 630,000       620,550(b,h)
Allstate Life Global Funding Trusts
3.85%       01/25/08                 315,000       309,130(h)
Alltel Corp.
4.66%       05/17/07                 400,000       399,628(h)
ALROSA Finance S.A.
8.88%       11/17/14                 275,000       325,875(b)
Altria Group, Inc.
7.20%       02/01/07                 150,000       154,531
America Movil S.A. de C.V.
9.27%       01/05/16               5,200,000       478,079(d)
American Electric Power
   Company, Inc. (Series D)
5.25%       06/01/15                 220,000       220,348(h)
American General Corp.
7.50%       08/11/10                 165,000       182,504
American General Finance Corp.
4.88%       07/15/12                 280,000       275,737(h)
ANZ Capital Trust
4.48%       12/31/49                 300,000       293,259(b)
Appalachian Power Co. (Series G)
3.60%       05/15/08                 135,000       131,292
Appalachian Power Co. (Series K)
5.00%       06/01/17                 195,000       188,662
Archer-Daniels-Midland Co.
5.38%       09/15/35                 195,000       189,630

                                   PRINCIPAL
                                      AMOUNT         VALUE

Assurant, Inc.
6.75%       02/15/34                $190,000  $    204,793
AT&T Corp.
9.05%       11/15/11                 490,000       551,863(h)
BAC CAP TRUST V
5.63%       03/08/35                 290,000       281,473
Banco Mercantil del Norte S.A.
5.88%       02/17/14                 390,000       393,900(b,i)
Banco Santander Chile
5.38%       12/09/14                 305,000       306,445(b)
Bank of America Corp.
3.88%       01/15/08                 145,000       142,838
Bank One Corp.
6.50%       02/01/06                 325,000       327,427
Barclays Bank PLC
7.38%       06/29/49                 400,000       448,720(b,i)
Bavaria S.A.
8.88%       11/01/10                 205,000       226,115(b)
BBVA Bancomer Capital Trust I
10.50%      02/16/11                 320,000       328,000(b,h)
BellSouth Corp.
6.55%       06/15/34                 270,000       289,604(h)
Boeing Co.
8.75%       09/15/31                 110,000       158,800
Braskem S.A.
9.38%       06/01/15                 155,000       168,175(b)
BRE Properties Inc. (REIT)
5.95%       03/15/07                 350,000       354,725(h)
British Aerospace Finance, Inc.
7.50%       07/01/27                 180,000       212,088(b)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20                 285,000       361,493(h)
Campbell Soup Co.
5.50%       03/15/07                 230,000       232,450
Capital One Bank
6.50%       06/13/13                 110,000       118,045
Capital One Financial Corp.
8.75%       02/01/07                 295,000       309,601(h)
Carolina Power & Light Co.
5.15%       04/01/15                 140,000       140,228
5.70%       04/01/35                  70,000        70,812
6.13%       09/15/33                 150,000       161,296
Case New Holland Inc.
6.00%       06/01/09                 870,000       835,200(h)
Cendant Corp.
6.25%       01/15/08                 195,000       199,658(h)
Charter One Bank FSB
6.38%       05/15/12                 170,000       183,745
Chesapeake Energy Corp.
7.75%       01/15/15                 570,000       607,050
China Development Bank
5.00%       10/15/15                 260,000       256,818
Citigroup, Inc.
6.63%       06/15/32                 515,000       582,588
Clear Channel Communications, Inc.
4.63%       01/15/08                 130,000       127,503(h)
CNA Financial Corp.
5.85%       12/15/14                 370,000       368,716(h)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INCOME FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

CNF Inc.
6.70%       05/01/34              $   25,000 $      26,927
Comcast Cable Communications
   Holdings, Inc.
9.46%       11/15/22                 305,000       410,177(h)
Consolidated Edison Company
   of New York
5.63%       07/01/12                 170,000       178,211(h)
Consolidated Natural Gas Co.
5.38%       11/01/06                 255,000       256,861(h)
Consumers Energy Co.
5.15%       02/15/17                 180,000       175,784
5.80%       09/15/35                 195,000       191,755
Consumers Energy Co. (Series L)
5.00%       02/15/12                 240,000       238,772
Corp Interamericana de
   Entretenimiento S.A.
8.88%       06/14/15                 260,000       255,450(b)
Countrywide Financial Corp.
3.92%       09/13/06               4,000,000     3,998,540(i)
Countrywide Home Loans, Inc.
5.63%       05/15/07                 265,000       268,761(h)
COX Communications, Inc.
5.45%       12/15/14                 285,000       283,186(h)
CSX Corp.
5.50%       08/01/13                 150,000       153,649
CSX Transportation, Inc.
9.75%       06/15/20                 115,000       161,985
D.R. Horton, Inc.
7.50%       12/01/07                 220,000       230,239
DaimlerChrysler NA Holding Corp.
4.05%       06/04/08                 195,000       190,518
4.75%       01/15/08                 195,000       194,252
6.50%       11/15/13                 605,000       638,969
DBS Bank Ltd.
5.00%       11/15/19                 335,000       331,172(b,i)
Detroit Edison Co. (Series B)
5.45%       02/15/35                 310,000       300,321(h)
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 470,000       461,384(h)
Dex Media, Inc.
8.50%       08/15/10                 775,000       819,563(h)
Digicel Ltd.
9.25%       09/01/12                 250,000       258,750(b,j)
DirecTV Holdings LLC
6.38%       06/15/15                 575,000       570,688(b,h)
Dominion Resources Inc. (Series B)
4.13%       02/15/08                 185,000       182,117(h)
Dominion Resources Inc. (Series G)
3.66%       11/15/06                 470,000       465,059(h,k)
Duke Capital LLC
4.30%       05/18/06                 180,000       179,885
4.33%       11/16/06                  50,000        49,741(h)
5.67%       08/15/14                 345,000       349,535
Echostar DBS Corp.
5.75%       10/01/08                 825,000       813,656(h)
El Paso Electric Co.
6.00%       05/15/35                 295,000       302,648(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE

Emmis Communications Corp.
9.75%       06/15/12                $250,000 $     251,875(i)
Enterprise Products Operating LP
4.00%       10/15/07                 645,000       632,102(h)
EOP Operating LP (REIT)
7.75%       11/15/07                 255,000       269,848(h)
FirstEnergy Corp. (Series B)
6.45%       11/15/11                 250,000       266,191
Flextronics International Ltd.
6.25%       11/15/14                 865,000       860,675(h)
Ford Motor Credit Co.
7.00%       10/01/13                 487,000       452,238(j)
7.38%       10/28/09                 490,000       474,648(h)
Gaz Capital for Gazprom
8.63%       04/28/34                 515,000       677,225(b)
Genentech, Inc.
5.25%       07/15/35                 140,000       134,594(b)
Georgia Power Co.
4.88%       07/15/07                 305,000       306,216
Gerdau S.A.
8.88%       12/31/49                 200,000       200,000(b)
Goodrich Corp.
7.10%       11/15/27                 200,000       227,528
Greater Bay Bancorp
5.25%       03/31/08                 225,000       226,246
Grupo Televisa S.A.
6.63%       03/18/25                 710,000       712,670
Grupo Transportacion Ferroviaria
   Mexicana S.A. de C.V.
9.38%       05/01/12                 160,000       172,800(b)
GTE Corp.
6.94%       04/15/28                 240,000       264,355
7.51%       04/01/09                 195,000       210,268
Halliburton Co.
8.75%       02/15/21                 490,000       643,299
HSBC Bank USA NA
3.88%       09/15/09                 605,000       587,974(h)
HSBC Capital Funding LP
4.61%       12/29/49                 255,000       243,942(b,i)
HSBC Capital Funding LP (Series 1)
9.55%       12/31/49                  64,000        75,909(b,i)
HSBC Finance Corp.
6.50%       11/15/08                 260,000       272,917
6.75%       05/15/11                 330,000       357,779(h)
Indosat Tbk PT
7.13%       06/22/12                 260,000       261,625(b)
Intelsat Bermuda Ltd.
8.63%       01/15/15                 580,000       591,600(b,h)
International Business
   Machines Corp.
3.80%       02/01/08                 195,000       191,804
International Lease Finance Corp.
5.00%       04/15/10                 295,000       296,048(h)
iStar Financial, Inc.
4.88%       01/15/09                 100,000        99,195
6.00%       12/15/10                 395,000       406,643
6.05%       04/15/15                 140,000       142,760
7.00%       03/15/08                  90,000        93,890

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

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--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

Jefferson Smurfit Corp. US
7.50%       06/01/13              $  365,000  $    328,500
Kansas Gas & Electric
5.65%       03/29/21                 150,000       147,014(b)
Kimco Realty Corp. (REIT)
4.82%       06/01/14                 195,000       189,806
Kinder Morgan Energy Partners LP
5.13%       11/15/14                 225,000       222,200
Kinder Morgan, Inc.
6.50%       09/01/12                 235,000       252,857(h)
Kraft Foods, Inc.
4.13%       11/12/09                 175,000       170,682(h)
5.25%       06/01/07                 205,000       206,995
L-3 Communications Corp.
6.38%       10/15/15                 300,000       302,250(b)
Lyondell Chemical Co. (Series A)
9.63%       05/01/07                 520,000       546,000(h)
MacDermid, Inc.
9.13%       07/15/11                 775,000       829,250(h)
Marsh & McLennan Companies Inc.
3.71%       07/13/07               1,000,000       995,418(i)
Masco Corp.
6.75%       03/15/06                 255,000       257,563
Meritage Homes Corp.
6.25%       03/15/15                 870,000       796,050(h)
MGM Mirage
5.88%       02/27/14                 895,000       850,250(h)
Midamerican Energy Holdings Co.
3.50%       05/15/08                 260,000       250,539(h)
Morgan Stanley
4.75%       04/01/14                 295,000       284,639
5.30%       03/01/13                 200,000       202,584
Motorola, Inc.
4.61%       11/16/07                 270,000       269,687
National Power Corp.
8.07%       08/23/11                 195,000       195,343(b,i)
Navistar International Corp.
   (Series B)
6.25%       03/01/12                 895,000       850,250(h)
NB Capital Trust IV
8.25%       04/15/27                 229,000       247,730
Nell AF SARL
8.38%       08/15/15                 250,000       244,375(b)
Nelnet, Inc.
5.13%       06/01/10                 360,000       353,583(h)
New Cingular Wireless Services Inc.
7.35%       03/01/06                 180,000       182,090
8.75%       03/01/31                 315,000       423,885(h)
Nexen, Inc.
5.88%       03/10/35                 165,000       161,825
Nexstar Broadcasting Group, Inc.
7.00%       01/15/14                 575,000       517,500
Nextel Communications, Inc.
   (Series D)
7.38%       08/01/15                 490,000       524,577
Noble Group Ltd.
6.63%       03/17/15                 100,000        92,315(b)

                                   PRINCIPAL
                                      AMOUNT         VALUE

Nordea Bank AB
5.42%       12/29/49                $170,000  $    170,320(b,i)
Norfolk Southern Corp.
6.00%       04/30/08                  55,000        56,441
Norfolk Southern Railway Co.
9.75%       06/15/20                 205,000       293,463
Northeast Utilities (Series B)
3.30%       06/01/08                 170,000       163,178
Northrop Grumman Corp.
4.08%       11/16/06                 145,000       144,247
NorthWestern Corp.
5.88%       11/01/14                 200,000       202,047
Novelis Inc.
7.25%       02/15/15                 580,000       548,100(b)
Ocean Energy, Inc.
4.38%       10/01/07                 115,000       113,944
Odyssey Re Holdings Corp.
7.65%       11/01/13                 345,000       362,307
Ohio Power Co. (Series E)
6.60%       02/15/33                  95,000       106,843
Pacific Gas & Electric Co.
6.05%       03/01/34                 145,000       151,360
PanAmSat Corp.
9.00%       08/15/14                 575,000       606,625
Park Place Entertainment.
9.38%       02/15/07                 520,000       548,600(h)
Pemex Finance Ltd.
9.03%       02/15/11                 398,000       439,675
9.69%       08/15/09                 456,000       495,307
Pemex Project Funding Master Trust
6.13%       08/15/08                 545,000       561,028
7.38%       12/15/14                 260,000       289,266(j)
Pepco Holdings, Inc.
4.50%       06/01/10                 315,000       316,241(i)
5.50%       08/15/07                 285,000       288,738
Petrobras International Finance Co.
7.75%       09/15/14                 100,000       108,250(j)
Petro-Canada
5.95%       05/15/35                 395,000       395,247
Potomac Edison Co.
5.35%       11/15/14                 135,000       136,466(b)
Procter & Gamble - Esop (Series A)
9.36%       01/01/21                 525,000       684,605
PSI Energy, Inc.
6.65%       06/15/06                 190,000       192,765
Public Service Company
   of New Mexico
4.40%       09/15/08                 275,000       271,611
Puget Energy, Inc.
3.36%       06/01/08                 170,000       163,860
5.48%       06/01/35                 195,000       189,914
Quest Diagnostics Inc.
6.75%       07/12/06                 195,000       198,040
Qwest Corp.
7.63%       06/15/15                 750,000       765,938(b,h)
Rabobank Capital Funding II
5.26%       12/31/49                 415,000       416,160(b,i)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.


                                                                              61
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Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

Rabobank Capital Funding Trust
5.25%       12/29/49              $  190,000   $   189,300(b,i)
RBS Capital Trust I
5.51%       09/29/49                 610,000       615,772(i)
Reckson Operating
   Partnership LP (REIT)
5.88%       08/15/14                 200,000       203,507
Resona Preferred Global
   Securities Cayman Ltd.
7.19%       12/29/49                 600,000       621,157(b,i)
Royal Bank of Scotland
   Group PLC
7.65%       08/31/49                 293,000       355,507(i)
Russian Standard Finance S.A.
7.50%       10/07/10                 150,000       150,000(b)
San Diego Gas & Electric Co.
5.35%       05/15/35                 100,000        97,600
SBC Communications, Inc.
5.10%       09/15/14                 240,000       237,820
Simon Property Group LP (REIT)
4.60%       06/15/10                 200,000       197,223
4.88%       08/15/10                 155,000       154,349
Sinclair Broadcast Group, Inc.
8.00%       03/15/12                 575,000       588,656
Sprint Capital Corp.
6.00%       01/15/07                 460,000       468,034(h)
8.38%       03/15/12                 260,000       305,892
8.75%       03/15/32                 720,000       965,998(h)
Standard Chartered Bank
   Hong Kong Ltd.
4.38%       12/03/14                 170,000       170,000(i)
State of Illinois
4.95%       06/01/23                  80,000        78,335
5.10%       06/01/33                 180,000       178,276
Stewart Enterprises, Inc.
6.25%       02/15/13                 625,000       593,750(b,h)
Sumitomo Mitsui Banking Corp.
5.63%       07/29/49                 140,000       139,327(b,i)
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                 200,000       197,116
5.50%       01/27/15                 310,000       304,882
TELUS Corp.
7.50%       06/01/07                 310,000       323,313
8.00%       06/01/11                 195,000       223,457
Thomson Corp.
5.50%       08/15/35                 195,000       191,754
Time Warner Entertainment Co. LP
8.38%       07/15/33                 280,000       349,849
Toyota Motor Credit Corp.
3.82%       09/15/06               3,000,000     2,998,890(i)
Transcontinental Gas
   Pipe Line Corp.
6.25%       01/15/08                 785,000       793,831
TXU Electric Delivery Co.
5.00%       09/01/07                 200,000       200,765
6.38%       05/01/12                  60,000        64,479
Tyco International Group S.A.
5.80%       08/01/06                 375,000       378,530

                                   PRINCIPAL
                                      AMOUNT         VALUE

Tyson Foods, Inc.
7.25%       10/01/06              $  215,000  $    220,335
UBS Preferred Funding Trust I
8.62%       10/29/49                 185,000       214,218(i)
UFJ Bank Ltd.
7.40%       06/15/11                 310,000       344,527
UFJ Finance Aruba AEC
6.75%       07/15/13                 290,000       317,916
Union Pacific Corp.
6.65%       01/15/11                 190,000       205,188
United Rentals North America, Inc.
7.75%       11/15/13                 605,000       583,825(h)
United Utilities PLC
6.45%       04/01/08                 235,000       243,439
Valero Energy Corp.
3.50%       04/01/09                 320,000       305,788
Verizon
6.50%       09/15/11                 180,000       189,236
Verizon Global Funding Corp.
7.75%       06/15/32                 385,000       470,223
Viacom, Inc.
5.63%       05/01/07                  15,000        15,178
VTB Capital S.A.
6.25%       07/02/35                 395,000       411,294(b)
6.58%       07/30/07                 180,000       187,418(i)
Westar Energy, Inc.
5.15%       01/01/17                 125,000       124,169
Westfield Capital Corporation Limited
4.38%       11/15/10                 280,000       273,239(b)
Westlake Chemical Corp.
8.75%       07/15/11                 455,000       490,263
Weyerhaeuser Co.
6.13%       03/15/07                 322,000       327,349
Wisconsin Electric Power
3.50%       12/01/07                 225,000       219,507
Wisconsin Energy Corp.
5.88%       04/01/06                 105,000       105,722
                                                76,051,550

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.5%

Bank of America Alternative
   Loan Trust
6.50%       07/25/35                 269,105       276,236
Bear Stearns Commercial
   Mortgage Securities
6.02%       02/14/31                 258,000       266,828
CalSTRS Trust
4.13%       11/20/12                 522,000       516,316(b)
Countrywide Asset-Backed
   Certificates
4.11%       07/25/35               7,000,000     6,999,834(i)
Crusade Global Trust (Class A)
4.08%       09/18/34                  68,320        68,451(i)
CS First Boston Mortgage
   Securities Corp.
1.73%       03/15/35               6,631,726       328,673(b,g,h,i)
4.73%       07/15/37               4,705,000       154,246(b,d,g)
6.13%       04/15/37               1,200,000     1,278,488(h)

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

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Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE

CS First Boston Mortgage
   Securities Corp. (Class A)
4.51%       07/15/37             $   282,000   $   277,784
First Union-Lehman Brothers-
   Bank of America
6.56%       11/18/35                 272,992       282,674(h)
GMAC Commercial Mortgage
   Securities, Inc.
6.42%       05/15/35               1,174,105     1,219,421
6.47%       04/15/34                 155,000       165,720
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
4.71%       12/10/41               7,502,000       213,647(d,g,h,i)
Granite Master Issuer PLC
3.97%       12/20/24               4,000,000     3,999,944(i)
Homeside Mortgage Securities
   Trust (Class A)
3.81%       01/20/27                 177,137       177,246(i)
Impac CMB Trust (Class A)
3.99%       10/25/35               5,000,000     5,000,000(i)
4.21%       12/25/33                 373,602       374,041(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
1.33%       01/12/39               4,167,455       183,553(b,g,h,i)
6.47%       11/15/35                 257,000       277,315
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%       10/15/37                 332,000       330,371(i)
LB-UBS Commercial
   Mortgage Trust
4.06%       09/15/27                 549,000       535,476(i)
4.51%       12/15/29                 261,000       255,715
4.53%       01/15/36               1,793,106       130,561(b,d,g)
4.67%       01/18/12               6,515,000       226,315(d,g,h)
4.87%       03/15/34               1,174,737        19,824(b,d,g,h)
6.23%       03/15/26                  75,000        78,268
6.24%       01/15/36               3,685,354        99,044(b,d,g)
6.45%       02/15/40               5,062,016       111,809(b,d,g,h)
8.90%       03/15/36               4,664,116       125,348(b,d,g,h)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%       12/15/30                 175,000       186,309
6.65%       11/15/27                 806,000       873,469(h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16                  65,000        70,728(b)
LB-UBS Commercial Mortgage
   Trust (Class X)
7.00%       12/15/39               3,937,802        71,328(b,d,g,h)
Master Alternative
   Loans Trust
5.00%       08/25/18                 265,060        35,949(g)
6.50%       08/25/34 - 05/25/35    1,158,690     1,194,319(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE

Master Alternative Loans
   Trust (Class 3)
6.50%       01/25/35              $  315,529  $    326,621
Morgan Stanley Capital I
7.11%       04/15/33                 245,000       263,481
Morgan Stanley Dean Witter Capital I
4.59%       04/15/34                 855,137        21,752(b,d,g)
4.82%       10/15/35               1,315,180        31,975(b,d,g)
Morgan Stanley Dean Witter
   Capital I (Class A)
6.39%       10/15/35                 320,000       344,707
6.54%       02/15/31                 377,817       392,798(h)
Morgan Stanley Dean Witter
   Capital I (Class X)
1.45%       02/01/31               1,122,105        44,869(b,g,i)
Puma Finance Ltd. (Class A)
3.74%       10/11/34                 175,391       175,579(i)
4.12%       03/25/34                 418,803       419,297(i)
Residential Mortgage Securities
3.83%       08/10/30               1,948,160     1,948,160(b,i)
Wachovia Bank Commercial
   Mortgage Trust
5.29%       07/15/42                 549,000       555,070(i)
Washington Mutual Inc.
4.17%       01/25/45               1,385,828     1,389,063(i)
                                                32,318,622

SOVEREIGN BONDS -- 1.3%

Government of Argentina
7.70%       08/03/12                 260,000       209,690(d)
Government of Bahamas
6.63%       05/15/33                 210,000       242,707(b)
Government of Brazil
8.25%       01/20/34                 255,000       256,275
8.75%       02/04/25                 260,000       274,690(h)
Government of Colombia
8.13%       05/21/24                 260,000       279,890
Government of Jamaica
9.00%       06/02/15                 155,000       160,192
Government of Mexico
6.75%       09/27/34                  15,000        15,975
Government of Philippine
8.88%       03/17/15                 260,000       277,550
9.50%       02/02/30                 260,000       278,850
Government of Uruguay
9.25%       05/17/17                 200,000       224,250
Government of Venezuela
7.00%       12/01/18                 515,000       507,275
9.25%       09/15/27                 260,000       307,580
                                                 3,034,924

TOTAL BONDS AND NOTES
   (COST $283,538,233)                         280,140,391

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

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Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE

PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $325,238)                       315 $     317,025(b)

                                   NUMBER OF
                                   CONTRACTS         VALUE
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

CALL OPTIONS

U S Treasury Notes 2 Yr. Futures   3,570,000             1

PUT OPTIONS

Euro Dollar Futures                       20         9,125

TOTAL PURCHASED OPTIONS
   (COST $12,071)                                    9,126

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 9.3%
--------------------------------------------------------------------------------

ASSET BACKED -- 5.2%

AESOP Funding II LLC (Class A)
3.92%       04/20/10              $2,000,000     2,002,798(b,i)
Countrywide Home Equity Loan
   Trust (Class A)
4.01%       05/15/28               2,742,883     2,744,741(i)
Option One Mortgage Loan Trust
   (Class A)
4.25%       02/25/33               1,334,247     1,338,224(i)
Residential Asset Mortgage
   Products, Inc.
4.10%       12/25/33               1,000,000     1,000,805(i)
Residential Asset Mortgage
   Products, Inc. (Class A)
4.13%       01/25/34                 322,719       323,308(i)
Structured Asset Investment
   Loan Trust
4.00%       04/25/35               3,000,000     2,998,450(i)
Structured Asset Securities Corp.
4.03%       02/25/35               2,000,000     2,001,596(i)
                                                12,409,922

CORPORATE NOTES -- 1.2%

Countrywide Financial Corp.
3.92%       09/13/06               1,000,000       999,635(i)
Prudential Financial, Inc.
4.00%       06/13/08               2,000,000     2,000,392(i)
                                                 3,000,027

                                   PRINCIPAL
                                      AMOUNT         VALUE

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%

Crusade Global Trust (Class A)
4.08%       09/18/34            $    285,578   $   286,124(i)
Granite Master Issuer PLC
3.90%       12/20/54               1,000,000     1,000,000(i)
Interstar Millennium Trust (Class A)
4.06%       03/14/36                 151,969       151,979(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
3.94%       10/15/17               2,200,000     2,201,343(b,i)
MortgageIT Trust (Class 1)
4.09%       05/25/35               2,678,009     2,679,821(i)
National RMBS Trust
4.00%       03/20/34                 346,494       346,667(i)
Residential Accredit Loans, Inc.
4.13%       03/25/34                 189,121       189,311(i)
                                                 6,855,245

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $22,257,425*)                          22,265,194

TOTAL INVESTMENTS IN SECURITIES
   (COST $306,132,967)                         302,731,736

                                     NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.0%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.6%

GEI Short Term Investment Fund
3.83%                              1,404,987    $1,404,987(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 6.4%

GEI Short Term Investment Fund
3.83%                             15,185,887    15,185,887(d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $16,590,874)                           16,590,874


TOTAL INVESTMENTS
   (COST $322,723,841)                         319,322,610


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (33.6)%                              (80,476,001)
                                              ------------

NET ASSETS -- 100.0%                          $238,846,609
                                              ============

* $21,368,251 OF THE COST OF THESE SECURITIES REFLECTS THE INVESTMENT OF CASH COLLATERAL FROM SECURITIES ON LOAN AT SEPTEMBER 30, 2005.

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

INCOME FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Income Fund had the following written option contracts open at September 30, 2005:


                      EXPIRATION DATE/   NUMBER OF
CALL OPTIONS            STRIKE PRICE     CONTRACTS   VALUE
--------------------------------------------------------------------------------

U.S. Treasury Notes
  10 Yr. Futures
  (Written Option
  Premium $6,163)     Oct. 2005/101.68    805,000    $(31)

The GE Institutional Income Fund had the following long futures contracts open at September 30, 2005:

                               NUMBER    CURRENT      UNREALIZED
                 EXPIRATION      OF     NOTIONAL     APPRECIATION/
DESCRIPTION         DATE      CONTRACTS   VALUE      DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 5 Yrs   December 2005    65    $ 6,945,859    $(45,404)

The GE Institutional Income Fund had the following short futures contracts open at September 30, 2005:

                                 NUMBER       CURRENT      UNREALIZED
                 EXPIRATION        OF        NOTIONAL     APPRECIATION/
DESCRIPTION         DATE        CONTRACTS     VALUE       DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 10 Yrs  December 2005      15     $(1,648,828)      $  3,676
                                                            --------
                                                            $(41,728)
                                                            ========

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Money Market Fund
--------------------------------------------------------------------------------


Q&A


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.

Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Institutional Money Market Fund returned 2.33%. The 90-day U.S. Treasury Bill, the Fund's benchmark, returned 2.74% and the Fund's Lipper peer group of 361 Money Market Funds returned an average of 1.85% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. The main driver of return for the Fund relative to its benchmark is yield curve positioning along the short end of the yield curve. With a consistent Fed raising fed funds 25 basis points at each of eight meetings since September 30, 2004, the average maturity of the Fund was kept short to take advantage of rising short term rates.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

PICTURED TO THE RIGHT:
DONALD J. DUNCAN

[Photo omitted]

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2005 - SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,014.31                             1.47
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.33                             1.48
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.29% FOR INVESTMENT CLASS (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS 1.43%
   FOR INVESTMENT CLASS SHARES.

Money Market Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    Money Market Fund              90 Day T-Bill
--------------------------------------------------------------------------------
12/02/97            $10,000.00                   $10,000.00
03/98                10,178.79                    10,170.98
09/98                10,453.23                    10,423.88
03/99                10,709.44                    10,653.11
09/99                10,967.80                    10,900.06
03/00                11,273.17                    11,193.12
09/00                11,627.79                    11,526.47
03/01                11,981.73                    11,843.10
09/01                12,222.08                    12,046.46
03/02                12,351.22                    12,157.71
09/02                12,456.90                    12,260.19
03/03                12,542.75                    12,336.40
09/03                12,605.24                    12,396.97
03/04                12,662.06                    12,456.60
09/04                12,731.03                    12,536.97
03/05                12,843.85                    12,686.90
09/05                13,027.71                    12,892.53

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                       ONE      FIVE      SINCE
                      YEAR      YEAR    INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
Money Market Fund     2.33%     2.30%     3.43%        12/2/97
--------------------------------------------------------------------------------
90 Day T-Bill         2.74%     2.25%     3.35%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.

SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $11,579
(in thousands) as of September 30, 2005

[Pie chart omitted -- plot points are as follows:]

Commercial Paper            38.9%
Certificates of Deposit     23.2%
U.S. Agencies               18.5%
Repurchase Agreements       10.0%
Corporate Notes              8.1%
Time Deposit                 1.3%

FUND YIELD
AT SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                  FUND     IBC'S MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                    3.48%+          3.10%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                  3.54%           3.15%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

** IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD OF ALL MAJOR MONEY MARKET
   FUNDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT SEPTEMBER 30, 2005.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 70 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MONEY MARKET FUND

Schedule of Investments                                       September 30, 2005
--------------------------------------------------------------------------------


                                MONEY MARKET FUND

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST

SHORT-TERM INVESTMENTS -- 99.9%

--------------------------------------------------------------------------------
U.S. GOVERNMENTS -- 18.5%

U.S. AGENCIES

Federal Home Loan
   Mortgage Corp.
3.73%       01/10/06              $1,660,000    $1,642,931(d)
3.79%       12/13/05                 500,000       496,198(d)
                                                 2,139,129

COMMERCIAL PAPER -- 38.9%

Abbey National PLC
3.85%       10/03/05                 450,000       449,904
Bank of America Corp.
3.68%       11/01/05                 470,000       468,511
Barclays PLC
3.75%       10/21/05                 460,000       459,042
Citigroup Inc.
3.86%       12/22/05                 460,000       455,956
Credit Suisse First Boston
3.68%       11/09/05                 470,000       468,126
Deutsche Bank AG
3.92%       12/27/05                 460,000       455,640
HBOS PLC
3.53%       10/11/05                 410,000       409,598
Jupiter Securitization Corp.
3.63%       10/05/05                 460,000       459,814
Rabobank USA Financial Corp.
3.54%       11/10/05                 410,000       408,387
Sheffield Receivables Corp.
3.64%       10/03/05                 470,000       469,905
                                                 4,504,883

REPURCHASE AGREEMENTS -- 10.0%

Barclays
   3.83% dated 09/30/05,
   $580,185 to be received
   on 10/03/05, collateralized
   by $591,965 U.S. Government
   Agency Bond, Zero Coupon,
   maturing 03/13/06                 580,000       580,000

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST

UBS
   3.83% dated 09/30/05,
   $580,185 to be received
   on 10/03/05, collateralized
   by $592,118 U.S. Government
   Agency Bond, Zero Coupon,
   maturing 05/15/07                $580,000  $    580,000
                                                 1,160,000

CORPORATE NOTES -- 8.1%

American Express Credit Corp.
3.93%       09/19/06                 470,000       470,632(i)
Morgan Stanley
3.67%       10/03/06                 470,000       470,142(i)
                                                   940,774

TIME DEPOSIT -- 1.3%

State Street Corp.
3.45%       10/03/05                 153,760       153,759(e)

CERTIFICATES OF DEPOSIT -- 23.1%

BNP Paribas
3.80%       12/12/05                 470,000       470,000
Calyon
3.53%       10/13/05                 410,000       410,000
Dexia Credit Local S.A.
3.53%       10/11/05                 410,000       410,000
Royal Bank of Canada N Y Branch
3.82%       12/13/05                 470,000       470,000
Societe Generale
3.78%       11/01/05                 460,000       460,000
Wachovia Bank
3.76%       10/25/05                 460,000       460,000
                                                 2,680,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $11,578,545)                           11,578,545

OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                      13,104
                                               -----------

NET ASSETS -- 100.0%                           $11,591,649
                                               ===========

See Notes to Schedules of Investments on page 71 and Notes to Financial Statements on page 88.

Notes to Performance                              September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Strategic Investment Fund for which we use the specific Lipper peer group and the Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

The views, expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

Notes to Schedules of Investments                             September 30, 2005
--------------------------------------------------------------------------------


(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $2,886,518, $2,393,303 and $24,900,319 or 0.39%, 1.39% and 10.42% of net
    assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

(j) All or a portion of security out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date. Rate shown is as of September 30, 2005.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

*   Less than 0.1%.


Abbreviations:

ADR         American Depository Receipt

GDR         Global Depository Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SPDR        Standard and Poors Depository Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                      U.S.
                                                                                     EQUITY
                                                                                     FUND
                                            ----------------------------------------------------------------------------------------
                                                                                 INVESTMENT CLASS
                                            ----------------------------------------------------------------------------------------
                                                        9/30/05          9/30/04         9/30/03          9/30/02        9/30/01
                                            ----------------------------------------------------------------------------------------
INCEPTION DATE                                              --               --              --               --        11/25/97

 Net asset value, beginning
   of period ...............................            $ 11.13          $ 10.20          $ 8.54          $ 10.43        $ 13.90
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income .................................               0.19             0.13            0.11(b)          0.11           0.11
   Net realized and unrealized
    gains (losses)
     on investments ........................               0.91             0.91            1.65            (1.88)         (2.33)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................               1.10             1.04            1.76            (1.77)         (2.22)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income .................................               0.16             0.11            0.10             0.12           0.12
   Net realized gains ......................                --               --              --               --            1.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................               0.16             0.11            0.10             0.12           1.25
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............            $ 12.07          $ 11.13         $ 10.20           $ 8.54        $ 10.43
====================================================================================================================================
TOTAL RETURN (A) ...........................              9.89%           10.24%          20.70%          (17.28%)       (17.49%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .........................           $381,472         $346,065        $302,846         $200,647       $237,144
   Ratios to average net assets:
    Net investment
       income* .............................              1.65%            1.18%           1.17%            1.02%          0.90%
    Expenses* ..............................              0.37%            0.37%           0.38%            0.38%          0.38%
    Portfolio turnover rate ................                42%              29%             27%              51%            47%

                                                                                         U.S.
                                                                                       EQUITY
                                                                                         FUND
                                            ----------------------------------------------------------------------------------------
                                                                                   SERVICE CLASS
                                            ----------------------------------------------------------------------------------------
                                                        9/30/05          9/30/04         9/30/03          9/30/02     9/30/01(C)

                                            ----------------------------------------------------------------------------------------
INCEPTION DATE                                              --               --              --               --          1/3/01

 Net asset value, beginning
   of period ...............................            $ 11.11          $ 10.18          $ 8.52          $ 10.41        $ 12.28
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income .................................               0.16             0.10            0.09(b)          0.09           0.06
   Net realized and unrealized
    gains (losses)
     on investments ........................               0.91             0.92            1.64            (1.89)         (1.93)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................               1.07             1.02            1.73            (1.80)         (1.87)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income .................................               0.13             0.09            0.07             0.09            --
   Net realized gains ......................                --               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................               0.13             0.09            0.07             0.09            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............            $ 12.05          $ 11.11         $ 10.18           $ 8.52        $ 10.41
====================================================================================================================================
TOTAL RETURN (A) ...........................              9.63%           10.02%          20.38%          (17.53%)       (15.23%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .........................           $ 26,171          $24,348         $22,033          $18,087        $25,669
   Ratios to average net assets:
    Net investment
       income* .............................              1.43%            0.93%           0.93%            0.76%          0.66%
    Expenses* ..............................              0.62%            0.62%           0.63%            0.63%          0.63%
    Portfolio turnover rate ................                42%              29%             27%              51%            47%


                                                                                       S&P 500
                                                                                         INDEX
                                                                                          FUND
                                            ----------------------------------------------------------------------------------------
                                                                                 INVESTMENT CLASS

                                            ----------------------------------------------------------------------------------------
                                                        9/30/05          9/30/04         9/30/03          9/30/02        9/30/01
                                            ----------------------------------------------------------------------------------------
INCEPTION DATE                                              --               --              --               --        11/25/97

 Net asset value, beginning
   of period ...............................            $ 10.71           $ 9.59          $ 7.80          $ 10.05        $ 15.17
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income .................................               0.23             0.17            0.16            0.11           0.22
   Net realized and unrealized
    gains (losses)
     on investments ........................               1.06             1.13            1.73            (2.13)         (3.97)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................               1.29             1.30            1.89            (2.02)         (3.75)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income .................................               0.20             0.18            0.10             0.23           0.15
   Net realized gains ......................               --                --              --                --           1.22
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................               0.20             0.18            0.10             0.23           1.37
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............            $ 11.80          $ 10.71          $ 9.59           $ 7.80        $ 10.05
====================================================================================================================================
TOTAL RETURN (A) ...........................             12.08%           13.62%          24.34%          (20.74%)       (26.83%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .........................           $102,607          $91,628         $81,601          $74,867        $46,119
   Ratios to average net assets:
    Net investment
       income* .............................              1.96%            1.57%           1.63%            1.45%          1.16%
    Expenses* ..............................              0.15%            0.15%           0.15%            0.15%          0.15%
    Portfolio turnover rate ................                12%              13%             16%              59%             8%

                                                                                         VALUE
                                                                                        EQUITY
                                                                                         FUND
                                            ----------------------------------------------------------------------------------------
                                                                                 INVESTMENT CLASS
                                            ----------------------------------------------------------------------------------------
                                                        9/30/05          9/30/04         9/30/03          9/30/02        9/30/01
                                            ----------------------------------------------------------------------------------------
INCEPTION DATE                                              --               --              --               --          2/2/00

 Net asset value, beginning
   of period ...............................             $ 9.51           $ 8.49          $ 7.18           $ 8.71        $ 10.39
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income .................................               0.23             0.12            0.11             0.10           0.11
   Net realized and unrealized
    gains (losses)
     on investments ........................               0.86             1.01            1.32            (1.53)         (1.73)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................               1.09             1.13            1.43            (1.43)         (1.62)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income .................................               0.20             0.11            0.12             0.10           0.04
   Net realized gains ......................               --                --              --                --           0.02
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................               0.20             0.11            0.12             0.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............            $ 10.40           $ 9.51          $ 8.49           $ 7.18         $ 8.71
====================================================================================================================================
TOTAL RETURN (A) ...........................             11.48%           13.38%          20.13%          (16.65%)       (15.65%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .........................            $86,267         $134,299        $126,580          $91,475        $92,776
   Ratios to average net assets:
    Net investment
       income* .............................              1.88%            1.41%           1.43%            1.25%          1.07%
    Expenses* ..............................              0.43%            0.41%           0.42%            0.42%          0.42%
Portfolio turnover rate ....................                36%              45%             35%              36%            60%

See Notes to Financial Highlights and Notes to Financial Statements.

72 & 73

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                   SMALL-CAP
                                                                                VALUE EQUITY
                                                                                        FUND
                                               -------------------------------------------------------------------------------------
                                                                                          INVESTMENT CLASS
                                               -------------------------------------------------------------------------------------
                                                9/30/05           9/30/04            9/30/03            9/30/02          9/30/01
                                               -------------------------------------------------------------------------------------
INCEPTION DATE                                      --               --                --                  --             8/3/98

Net asset value, beginning of period .........  $ 12.87          $ 10.99           $ 10.14             $ 12.20           $ 12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ......................     0.11             0.03              0.05(b)             0.04              0.09
  Net realized and unrealized gains
  (losses) on investments ....................     2.54             1.94              0.98               (0.18)             0.50
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .................................     2.65             1.97              1.03               (0.14)             0.59
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................     0.09             0.03              0.03                0.08              0.02
  Net realized gains .........................     0.72             0.06              0.15                1.84              1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................     0.81             0.09              0.18                1.92              1.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............  $ 14.71          $ 12.87           $ 10.99             $ 10.14           $ 12.20
====================================================================================================================================
TOTAL RETURN (A) .............................   21.11%           17.97%            10.37%              (3.13%)            5.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $368,178         $206,327           $98,463             $18,773           $19,932
  Ratios to average net assets:
    Net investment income* ...................    0.79%            0.32%             0.50%               0.34%             0.75%
    Expenses* ................................    0.61%            0.62%             0.66%               0.70%             0.70%
    Portfolio turnover rate ..................      33%             107%              111%                145%              151%

                                                                                   INTERNATIONAL
                                                                                          EQUITY
                                                                                            FUND
                                               -------------------------------------------------------------------------------------
                                                                                  INVESTMENT CLASS
                                               -------------------------------------------------------------------------------------
                                                9/30/05            9/30/04             9/30/03            9/30/02          9/30/01
                                               -------------------------------------------------------------------------------------
INCEPTION DATE                                      --                 --                  --                 --          11/25/97

Net asset value, beginning of period .........  $ 10.22             $ 8.52              $ 6.93             $ 8.36          $ 13.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ......................     0.19               0.15                0.14(b)            0.10             0.15
  Net realized and unrealized gains
  (losses) on investments ....................     2.47               1.67                1.57              (1.41)           (3.68)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .................................     2.66               1.82                1.71              (1.31)           (3.53)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................     0.16               0.12                0.12               0.12             0.11
  Net realized gains .........................      --                  --                 --                 --              1.46
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................     0.16               0.12                0.12               0.12             1.57
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............  $ 12.72            $ 10.22              $ 8.52             $ 6.93           $ 8.36
====================================================================================================================================
TOTAL RETURN (A) .............................   26.26%             21.53%              25.04%            (16.00%)         (29.28%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $738,984           $511,858            $349,983           $263,346         $258,911
  Ratios to average net assets:
    Net investment income* ...................    1.85%              1.73%               1.82%              1.29%            1.32%
    Expenses* ................................    0.57%              0.57%               0.59%              0.59%            0.58%
    Portfolio turnover rate ..................      52%                32%                 42%                40%              39%

                                                                                     INTERNATIONAL
                                                                                        EQUITY
                                                                                         FUND
                                              --------------------------------------------------------------------------------------
                                                                                    SERVICE CLASS
                                              --------------------------------------------------------------------------------------
                                               9/30/05            9/30/04             9/30/03             9/30/02       9/30/01(C)
                                              --------------------------------------------------------------------------------------
INCEPTION DATE                                     --                 --                  --                  --            1/3/01

Net asset value, beginning of period .........  $10.19             $ 8.50              $ 6.91              $ 8.34          $ 11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ......................    0.16               0.14                0.12(b)             0.07             0.11
  Net realized and unrealized gains
    (losses) on investments ..................    2.48               1.66                1.57               (1.40)           (3.14)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .................................    2.64               1.80                1.69               (1.33)           (3.03)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................    0.14               0.11                0.10                0.10              --
  Net realized gains .........................     --                 --                  --                  --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................    0.14               0.11                0.10                0.10              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............  $12.69            $ 10.19              $ 8.50              $ 6.91           $ 8.34
====================================================================================================================================
TOTAL RETURN (A) .............................   26.05%             21.23%              24.80%             (16.34%)         (26.65%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...  $8,096            $ 6,032              $4,289             $ 2,781          $ 2,423
  Ratios to average net assets:
    Net investment income* ...................    1.61%              1.52%               1.56%               1.04%            1.54%
    Expenses* ................................    0.82%              0.82%               0.84%               0.84%            0.83%
    Portfolio turnover rate ..................      52%                32%                 42%                 40%              39%


See Notes to Financial Highlights and Notes to Financial Statements.

74 & 75

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                            PREMIER
                                                                             GROWTH
                                        --------------------------------------------------------------------------------
                                                                       INVESTMENT CLASS
                                        --------------------------------------------------------------------------------
                                           9/30/05          9/30/04         9/30/03          9/30/02           9/30/01
                                        --------------------------------------------------------------------------------
INCEPTION DATE                               --               --               --               --            10/29/99

Net asset value, beginning
   of period ...........................   $ 9.59           $ 9.02          $ 7.14           $ 8.48            $ 11.45
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ................     0.10             0.05            0.04(b)          0.02               0.04
  Net realized and unrealized
    gains (losses)
    on investments .....................     0.86             0.56            1.86            (1.32)             (2.66)
------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................     0.96             0.61            1.90            (1.30)             (2.62)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................     0.09             0.04            0.02             0.04               0.02
  Net realized gains ...................       --               --              --               --               0.33
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................     0.09             0.04            0.02             0.04               0.35
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .........  $ 10.46           $ 9.59          $ 9.02           $ 7.14             $ 8.48
========================================================================================================================

TOTAL RETURN (A) .......................    9.97%            6.79%          26.71%          (15.45%)           (23.58%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..................... $332,148         $335,473        $218,716         $124,665           $128,123
  Ratios to average net assets:
     Net investment
       income* .........................    1.05%            0.60%           0.45%            0.28%              0.40%
     Expenses* .........................    0.37%            0.37%           0.39%            0.40%              0.41%
     Portfolio turnover rate ...........      31%              20%             20%              23%                31%


                                                                          PREMIER
                                                                           GROWTH
                                        -----------------------------------------------------------------------------
                                                                       SERVICE CLASS
                                        -----------------------------------------------------------------------------
                                         9/30/05          9/30/04         9/30/03          9/30/02         9/30/01(C)
                                        -----------------------------------------------------------------------------
INCEPTION DATE                             --                --              --                --             1/3/01

Net asset value, beginning
   of period ........................    $9.57             $9.00            $7.12             $8.46           $10.35
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .............     0.09              0.01             0.02(b)           0.02             0.01
  Net realized and unrealized
    gains (losses)
    on investments ..................     0.83              0.58             1.86             (1.34)           (1.90)
---------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............     0.92              0.59             1.88             (1.32)           (1.89)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............     0.07              0.02               --              0.02               --
  Net realized gains ................       --                --               --                --               --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................     0.07              0.02               --              0.02               --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ......   $10.42             $9.57            $9.00             $7.12            $8.46
=====================================================================================================================

TOTAL RETURN (A) ....................    9.63%             6.58%           26.46%           (15.68%)         (18.26%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .................. $123,773          $109,063          $12,501            $9,196           $8,629
  Ratios to average net assets:
     Net investment
       income* ......................    0.77%             0.36%            0.20%             0.03%            0.10%
     Expenses* ......................    0.62%             0.61%            0.64%             0.65%            0.65%
     Portfolio turnover rate ........      31%               20%              20%               23%              31%


                                                                               STRATEGIC
                                                                              INVESTMENT
                                                                                    FUND
                                             --------------------------------------------------------------------------------
                                                                           INVESTMENT CLASS
                                             --------------------------------------------------------------------------------
                                              9/30/05           9/30/04          9/30/03            9/30/02          9/30/01
                                             --------------------------------------------------------------------------------
INCEPTION DATE                                  --                --                --                --            10/29/99

Net asset value, beginning
   of period .............................    $10.46             $9.78            $8.50              $9.34           $10.97
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..................      0.19              0.13             0.16(b)            0.09             0.28
  Net realized and unrealized
    gains (losses)
    on investments .......................      0.78              0.66             1.29              (0.80)           (1.13)
----------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      0.97              0.79             1.45              (0.71)           (0.85)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.15              0.11             0.17               0.13             0.30
  Net realized gains .....................      0.14                --               --                 --             0.48
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.29              0.11             0.17               0.13             0.78
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...........    $11.14            $10.46            $9.78              $8.50            $9.34
============================================================================================================================

TOTAL RETURN (A) .........................     9.33%             8.12%           17.30%             (7.83%)          (8.43%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................  $172,146          $112,960          $64,263            $30,164           $6,097
  Ratios to average net assets:
     Net investment
       income* ...........................     2.03%             1.57%            1.70%              2.28%            2.48%
     Expenses* ...........................     0.38%             0.39%            0.43%              0.44%            0.45%
     Portfolio turnover rate .............      131%              158%             145%                86%              31%


                                                                                    INCOME
                                                                                      FUND
                                                  -------------------------------------------------------------------------------
                                                                               INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   9/30/05          9/30/04         9/30/03          9/30/02            9/30/01
                                                  -------------------------------------------------------------------------------
INCEPTION DATE                                        --               --               --                --            11/21/97

Net asset value, beginning
   of period ................................       $9.87            $10.08            $10.13           $10.12            $9.55
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .....................        0.42              0.38              0.40             0.51             0.59
  Net realized and unrealized
    gains (losses)
    on investments ..........................       (0.16)            (0.05)             0.12             0.27             0.60
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................        0.26              0.33              0.52             0.78             1.19
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................        0.42              0.38              0.42             0.52             0.62
  Net realized gains ........................        0.21              0.16              0.15             0.25               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................        0.63              0.54              0.57             0.77             0.62
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..............       $9.50             $9.87            $10.08           $10.13           $10.12
=================================================================================================================================

TOTAL RETURN (A) ............................       2.72%             3.38%             5.35%            8.07%           12.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..........................    $238,846          $222,114          $223,733         $215,987         $216,870
  Ratios to average net assets:
     Net investment
       income* ..............................       4.35%             3.87%             3.96%            5.07%            6.07%
     Expenses* ..............................       0.24%             0.24%             0.24%            0.24%            0.24%
     Portfolio turnover rate ................        298%              369%              354%             332%             338%



See Notes to Financial Highlights and Notes to Financial Statements.

76 & 77

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                           MONEY MARKET
                                                                                   FUND
                                         --------------------------------------------------------------------------------
                                                                          INVESTMENT CLASS
                                         --------------------------------------------------------------------------------
                                          9/30/05           9/30/04           9/30/03            9/30/02          9/30/01
                                         --------------------------------------------------------------------------------
INCEPTION DATE                               --                --                --                 --            12/2/97

Net asset value, beginning
  of period ............................   $1.00             $1.00             $1.00              $1.00            $1.00
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income ................    0.02              0.01              0.01               0.02             0.05
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ................    0.02              0.01              0.01               0.02             0.05
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................    0.02              0.01              0.01               0.02             0.05
  Return of capital ....................      --                --                --                 --               --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................    0.02              0.01              0.01               0.02             0.05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .........   $1.00             $1.00             $1.00              $1.00            $1.00
=========================================================================================================================

TOTAL RETURN (A) .......................    2.33%             1.00%             1.19%              1.91%            5.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .....................  $11,592           $63,972           $83,194           $114,324           $6,821
  Ratios to average net assets:
    Net investment income* .............    2.04%             0.99%             1.19%              1.70%            4.89%
    Expenses* ..........................    0.26%             0.21%             0.18%              0.18%            0.23%



                                                                      MONEY MARKET
                                                                              FUND
                                            -----------------------------------------------------------------------
                                                                     SERVICE CLASS
                                            -----------------------------------------------------------------------
                                            9/30/05       9/30/04       9/30/03       9/30/02(D)         9/30/01(C)
                                            -----------------------------------------------------------------------
INCEPTION DATE                                 --            --            --            --                1/3/01

Net asset value, beginning
  of period ..............................   $ --          $ --          $ --           $1.00              $1.00
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income ..................     --            --            --            0.01               0.03
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..................     --            --            --            0.01               0.03
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................     --            --            --            0.01               0.03
  Return of capital ......................     --            --            --            1.00                 --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     --            --            --            1.01               0.03
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...........   $ --          $ --          $ --           $  --              $1.00
===================================================================================================================

TOTAL RETURN (A) .........................     --            --            --           1.17%              3.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................   $ --          $ --          $ --           $  --            $40,894
  Ratios to average net assets:
    Net investment income* ...............     --            --            --           1.76%              4.23%
    Expenses* ............................     --            --            --           0.45%              0.48%


See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Information is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.

(d) The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

* Annualized for periods less than one year.


See Notes to Financial Highlights and Notes to Financial Statements.

Statements of Assets
and Liabilities September 30, 2005

                                                                                         U.S.            S&P 500          VALUE
                                                                                      EQUITY               INDEX         EQUITY
                                                                                        FUND                FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $365,439,731; $83,638,716;
      $75,024,563; $300,472,739; $586,661,814; $404,378,968; $158,428,990;
      $306,132,967; and $0, respectively) .......................................   $ 401,109,985    $  96,809,060    $  85,270,734
   Investments in affiliated securities, at market (cost $0;
      $2,943,465; $0; $0; $0; $0; $0; $0; and $0, respectively) .................              --        3,218,852               --
   Short-term investments (at amortized cost) ...................................       8,530,672          199,994        2,928,293
   Short-term affiliated investments (at amortized cost) ........................       5,693,453        2,235,011        2,672,647
   Cash .........................................................................              --               --               --
   Restricted cash** ............................................................              --               --               --
   Foreign currency (cost $0; $0; $0; $0; $2,067,890; $0; $8,436;
      $0; and $0, respectively) .................................................              --               --               --
   Receivable for investments sold ..............................................       8,915,003               --          844,185
   Income receivables ...........................................................         494,417          116,734          124,705
   Receivable for fund shares sold ..............................................         141,050          137,821               --
   Variation margin receivable ..................................................              --            5,375               --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..............................................................     424,884,580      102,722,847       91,840,564
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $113,954; $0; $0; $1,071; $6,163; and $0, respectively) ...................              --               --               --
   Payable upon return of securities loaned .....................................       8,530,672               --        2,928,293
   Payable for investments purchased ............................................       7,848,452           47,560        2,613,256
   Payable for fund shares redeemed .............................................         735,959           55,267              981
   Payable to GEAM ..............................................................         125,509           12,921           31,233
   Variation margin payable .....................................................           1,290               --               --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .........................................................      17,241,882          115,748        5,573,763
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................   $ 407,642,698    $ 102,607,099    $  86,266,801
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..............................................................     387,236,451      109,405,780       78,197,535
   Undistributed net investment income ..........................................       4,232,118        1,271,014        1,076,565
   Accumulated net realized gain (loss) .........................................     (19,490,226)     (21,502,020)      (3,253,470)
   Net unrealized appreciation/(depreciation) on:
      Investments ...............................................................      35,670,254       13,445,731       10,246,171
      Futures ...................................................................          (5,899)         (13,406)              --
      Written options ...........................................................              --               --               --
      Foreign currency related transaction ......................................              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................   $ 407,642,698    $ 102,607,099    $  86,266,801
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ...................................................................   $ 381,471,648    $ 102,607,099    $  86,266,801
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ..............................................      31,602,869        8,697,901        8,298,143
   Net asset value, offering and redemption price per share .....................          $12.07          $11.80            $10.40
SERVICE CLASS:
   Net assets ...................................................................   $  26,171,050               --               --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ..............................................       2,172,091               --               --
   Net asset value, offering and redemption price per share .....................          $12.05               --               --


                                                                                        SMALL-CAP    INTERNATIONAL         PREMIER
                                                                                     VALUE EQUITY           EQUITY          GROWTH
                                                                                             FUND             FUND     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $365,439,731; $83,638,716;
      $75,024,563; $300,472,739; $586,661,814; $404,378,968; $158,428,990;
      $306,132,967;
      and $0, respectively) ......................................................   $ 350,310,520   $ 731,963,193    $ 440,832,201
   Investments in affiliated securities, at market (cost $0;
      $2,943,465; $0; $0; $0; $0; $0; $0; and $0, respectively) ..................              --              --               --
   Short-term investments (at amortized cost) ....................................      59,249,334     192,111,184       50,316,894
   Short-term affiliated investments (at amortized cost) .........................      15,020,340       9,456,008       14,725,919
   Cash ..........................................................................              --              --              925
   Restricted cash** .............................................................              --         677,589               --
   Foreign currency (cost $0; $0; $0; $0; $2,067,890; $0; $8,436;
      $0; and $0, respectively) ..................................................              --       2,067,492               --
   Receivable for investments sold ...............................................          98,870      11,403,156        3,835,234
   Income receivables ............................................................         316,037       1,868,339          231,621
   Receivable for fund shares sold ...............................................       6,052,950       6,252,199          105,714
   Variation margin receivable ...................................................              --          12,052               --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ...............................................................     431,048,051     955,811,212      510,048,508
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $113,954; $0; $0; $1,071; $6,163; and $0, respectively) ....................          60,320              --               --
   Payable upon return of securities loaned ......................................      59,249,334     192,111,184       50,316,894
   Payable for investments purchased .............................................       3,376,069      15,471,300        3,559,482
   Payable for fund shares redeemed ..............................................           7,261         812,962          110,487
   Payable to GEAM ...............................................................         177,338         335,164          138,876
   Variation margin payable ......................................................              --              --            2,475
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..........................................................      62,870,322     208,730,610       54,128,214
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................   $ 368,177,729   $ 747,080,602    $ 455,920,294
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...............................................................     311,085,750     662,944,179      436,883,896
   Undistributed net investment income ...........................................         889,215      10,098,662        1,988,415
   Accumulated net realized gain (loss) ..........................................       6,311,349     (71,237,571)     (19,396,300)
   Net unrealized appreciation/(depreciation) on:
      Investments ................................................................      49,837,781     145,301,379       36,453,233
      Futures ....................................................................              --           2,113           (8,950)
      Written options ............................................................          53,634              --               --
      Foreign currency related transaction .......................................              --         (28,160)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................   $ 368,177,729   $ 747,080,602    $ 455,920,294
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ....................................................................   $ 368,177,729   $ 738,984,130    $ 332,147,675
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ...............................................      25,030,245      58,083,621       31,750,578
   Net asset value, offering and redemption price per share ......................          $14.71          $12.72           $10.46
SERVICE CLASS:
   Net assets ....................................................................              --   $   8,096,472    $ 123,772,619
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ...............................................              --         638,205       11,876,349
   Net asset value, offering and redemption price per share ......................              --          $12.69           $10.42



                                                                                      STRATEGIC                           MONEY
                                                                                     INVESTMENT       INCOME             MARKET
                                                                                           FUND         FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $365,439,731; $83,638,716;
      $75,024,563; $300,472,739; $586,661,814; $404,378,968; $158,428,990;
      $306,132,967;
      and $0, respectively) .....................................................   $ 166,765,985    $ 302,731,736    $          --
   Investments in affiliated securities, at market (cost $0;
      $2,943,465; $0; $0; $0; $0; $0; $0; and $0, respectively) .................              --               --               --
   Short-term investments (at amortized cost) ...................................      12,550,981               --       11,578,545
   Short-term affiliated investments (at amortized cost) ........................      13,283,236       16,590,874               --
   Cash .........................................................................              --               --               --
   Restricted cash** ............................................................              --               --               --
   Foreign currency (cost $0; $0; $0; $0; $2,067,890; $0; $8,436;
      $0; and $0, respectively) .................................................           8,425               --               --
   Receivable for investments sold ..............................................       3,515,437        4,244,759               --
   Income receivables ...........................................................         485,484        1,901,762           13,662
   Receivable for fund shares sold ..............................................       2,858,102               --               --
   Variation margin receivable ..................................................           1,742               --               --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..............................................................     199,469,392      325,469,131       11,592,207
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $113,954; $0; $0; $1,071; $6,163; and $0, respectively) ...................               5               31               --
   Payable upon return of securities loaned .....................................      12,550,981       36,554,138               --
   Payable for investments purchased ............................................      14,692,369       49,968,669               --
   Payable for fund shares redeemed .............................................          28,454           41,491               --
   Payable to GEAM ..............................................................          51,566           46,865              558
   Variation margin payable .....................................................              --           11,328               --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .........................................................      27,323,375       86,622,522              558
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................   $ 172,146,017    $ 238,846,609    $  11,591,649
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..............................................................     157,742,823      242,149,367       11,591,701
   Undistributed net investment income ..........................................       2,295,851          294,846               38
   Accumulated net realized gain (loss) .........................................       3,769,683         (160,777)             (90)
   Net unrealized appreciation/(depreciation) on:
      Investments ...............................................................       8,336,995       (3,401,231)              --
      Futures ...................................................................           1,065          (41,728)              --
      Written options ...........................................................           1,066            6,132               --
      Foreign currency related transaction ......................................          (1,466)              --               --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................   $ 172,146,017    $ 238,846,609    $  11,591,649
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ...................................................................   $ 172,146,017    $ 238,846,609    $  11,591,649
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ..............................................      15,458,192       25,155,864       11,591,702
   Net asset value, offering and redemption price per share .....................          $11.14            $9.50            $1.00
SERVICE CLASS:
   Net assets ...................................................................              --               --               --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) ..............................................              --               --               --
   Net asset value, offering and redemption price per share .....................              --               --               --
------------------------------------------------------------------------------------------------------------------------------------


*    Includes $8,434,481, $2,846,578, $57,851,152, $182,707,065, $49,197,763;
     $12,080,083 and $35,191,829 of securities on loan in the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and Income Fund, respectively.
** Cash on deposit with a broker as collateral for international futures contracts.


See Notes to Financial Statements.


80 & 81

Statements of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2005


                                                                                     U.S.            S&P 500               VALUE
                                                                                  EQUITY               INDEX              EQUITY
                                                                                    FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividend .......................................................        $  8,397,324         $  1,958,796        $  2,419,640
      Dividend from affliated investments ............................                  --               82,412                  --
      Interest* ......................................................               8,777                5,014               2,212
      Interest from affliated investments** ..........................             186,033               49,177              45,882
      Less: Foreign taxes withheld ...................................             (34,355)                  --              (7,774)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ......................................................           8,557,779            2,095,399           2,459,960
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ...............................           1,556,629              148,628             448,537
      Distributors fees (Notes 4)
          Service Class ..............................................              64,589                   --                  --
      Trustees fees ..................................................              10,892                3,595               4,683
      Other expenses .................................................                  15                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES .................................................           1,632,125              152,223             453,220
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .............................................           6,925,654            1,943,176           2,006,740
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .................................................          20,474,286            1,697,593          12,959,656
         Futures .....................................................            (134,635)             157,017               2,270
         Written options .............................................                  --                   --                  --
         Foreign currency related transactions .......................                  --                   --                  --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .................................................          10,389,203            7,197,202          (2,438,048)
         Futures .....................................................              (5,975)              25,483              (1,163)
         Written options .............................................                  --                   --                  --
         Foreign currency related transactions .......................                  --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ...............................................          30,722,879            9,077,295          10,522,715
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ................................................        $ 37,648,533         $ 11,020,471        $ 12,529,455
------------------------------------------------------------------------------------------------------------------------------------


                                                                                SMALL-CAP        INTERNATIONAL             PREMIER
                                                                             VALUE EQUITY               EQUITY              GROWTH
                                                                                     FUND                 FUND         EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ......................................................       $   3,611,733        $  15,501,805        $   5,991,418
      Dividend from affliated investments ...........................                  --                   --                   --
      Interest* .....................................................              45,569              540,317               12,884
      Interest from affliated investments** .........................             268,546              478,020              560,046
      Less: Foreign taxes withheld ..................................              (5,531)          (1,470,896)             (59,047)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .....................................................           3,920,317           15,049,246            6,505,301
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..............................           1,710,401            3,508,633            1,693,558
      Distributors fees (Notes 4)
          Service Class .............................................                  --               17,943              298,147
      Trustees fees .................................................               1,913               12,249                7,238
      Other expenses ................................................                  47               28,162                    5
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES ................................................           1,712,361            3,566,987            1,998,948
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ............................................           2,207,956           11,482,259            4,506,353
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ................................................           6,253,619           61,419,102           10,997,129
         Futures ....................................................                  --            1,545,258              829,600
         Written options ............................................             525,357                   --                   --
         Foreign currency related transactions ......................                  --             (575,147)                  --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ................................................          41,094,999           69,908,375           26,585,812
         Futures ....................................................                  --                5,375               (8,350)
         Written options ............................................              53,634                   --                   --
         Foreign currency related transactions ......................                  --              (14,791)                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ..............................................          47,927,609          132,288,172           38,404,191
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................................       $  50,135,565        $ 143,770,431        $  42,910,544
------------------------------------------------------------------------------------------------------------------------------------


                                                                                STRATEGIC                                   MONEY
                                                                               INVESTMENT             INCOME               MARKET
                                                                                     FUND               FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .......................................................        $  2,033,287         $     18,931         $         --
      Dividend from affliated investments ............................                  --                   --                   --
      Interest* ......................................................           1,287,234           10,198,324              413,881
      Interest from affliated investments** ..........................             333,211              399,042                   --
      Less: Foreign taxes withheld ...................................             (69,732)                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ......................................................           3,584,000           10,616,297              413,881
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ...............................             557,026              549,560               42,805
      Distributors fees (Notes 4)
          Service Class ..............................................                  --                   --                   --
      Trustees fees ..................................................               1,759                8,986                4,584
      Other expenses .................................................               1,182                3,336                   --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES .................................................             559,967              561,882               47,389
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .............................................           3,024,033           10,054,415              366,492
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .................................................           4,664,513              326,565                  179
         Futures .....................................................             171,109             (192,446)                  --
         Written options .............................................              (2,342)              11,748                   --
         Foreign currency related transactions .......................              (7,785)              22,864                   --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .................................................           3,905,076           (4,058,951)                  --
         Futures .....................................................               2,190             (131,437)                  --
         Written options .............................................               1,066              (10,343)                  --
         Foreign currency related transactions .......................              (2,826)                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ...............................................           8,731,001           (4,032,000)                 179
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ................................................        $ 11,755,034         $  6,022,415         $    366,671
------------------------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses for the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and the Income Fund was $8,777, $2,212, $44,771, $521,034, $11,959,
     $23,473 and $104,002, respectively.

** Income attributable to security lending activity, net of rebate expenses for the Income Fund was $69,604.


See Notes to Financial Statements.


82 & 83

Statements of
Changes in Net Assets


                                                                        U.S.                         S&P 500
                                                                     EQUITY                            INDEX
                                                                       FUND                             FUND
------------------------------------------------------------------ -----------------------------------------------------
                                                               YEAR           YEAR            YEAR            YEAR
                                                               ENDED          ENDED           ENDED           ENDED
                                                              9/30/05        9/30/04         9/30/05         9/30/04
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................  $   6,925,654   $   4,115,167   $   1,943,176   $   1,377,880
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps .......................................     20,339,651       4,152,452       1,854,610         839,848
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written,
       options, and foreign currency translation .......     10,383,228      24,856,777       7,222,685       8,488,360
------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................     37,648,533      33,124,396      11,020,471      10,706,088
------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................     (5,405,417)     (3,291,565)     (1,677,172)     (1,417,623)
         Service Class .................................       (277,207)       (187,227)             --              --
       Net realized gains
         Investment Class ..............................             --              --              --              --
------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................     (5,682,624)     (3,478,792)     (1,677,172)     (1,417,623)
------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................     31,965,909      29,645,604       9,343,299       9,288,465
------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................     65,723,271      34,150,969      33,356,101      32,243,696
       Service Class ...................................      6,542,589       5,521,639              --              --
     Value of distributions reinvested
       Investment Class ................................      5,241,625       3,287,063       1,677,172       1,417,628
       Service Class ...................................        277,207         187,222              --              --
     Cost of shares redeemed
       Investment Class ................................    (65,480,077)    (21,864,145)    (33,397,764)    (32,928,099)
       Service Class ...................................     (7,040,859)     (5,395,153)             --              --
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................      5,263,756      15,887,595       1,635,509         733,225
     Contribution of capital (Note 2) ..................             --              --              --           5,295
------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............     37,229,665      45,533,199      10,978,808      10,026,985
NET ASSETS
   Beginning of period .................................    370,413,033     324,879,834      91,628,291      81,601,306
------------------------------------------------------------------------------------------------------------------------
   End of period .......................................  $ 407,642,698   $ 370,413,033   $ 102,607,099   $  91,628,291
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................  $   4,232,118   $   2,989,088   $   1,271,014   $   1,004,473
------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................      5,551,352       3,055,012       2,935,342       3,052,282
     Issued for distribution reinvested ................        441,586         304,358         146,222         138,847
     Shares redeemed ...................................     (5,477,237)     (1,972,126)     (2,940,273)     (3,147,852)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................        515,701       1,387,244         141,291          43,277
========================================================================================================================
   SERVICE CLASS:
     Shares sold .......................................        557,683         497,966              --              --
     Issued for distribution reinvested ................         23,354          17,335              --              --
     Shares redeemed ...................................       (600,134)       (488,347)             --              --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................        (19,097)         26,954              --              --
========================================================================================================================





                                                                       VALUE                          SMALL-CAP
                                                                      EQUITY                       VALUE EQUITY
                                                                        FUND                               FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               YEAR            YEAR            YEAR            YEAR
                                                               ENDED           ENDED           ENDED           ENDED
                                                              9/30/05         9/30/04         9/30/05         9/30/04
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................   $   2,006,740   $   1,999,172   $   2,207,956   $     486,987
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps .......................................      12,961,926       4,053,421       6,778,976      12,677,991
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written,
       options, and foreign currency translation .......      (2,439,211)     11,863,650      41,148,633       4,523,683
--------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................      12,529,455      17,916,243      50,135,565      17,688,661
--------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................      (2,285,113)     (1,909,228)     (1,551,924)       (320,035)
         Service Class .................................              --              --              --              --
       Net realized gains
         Investment Class ..............................              --              --     (12,515,812)       (594,961)
--------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................      (2,285,113)     (1,909,228)    (14,067,736)       (914,996)
--------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................      10,244,342      16,007,015      36,067,829      16,773,665
--------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................       5,902,845      24,782,521     141,743,603     130,494,560
       Service Class ...................................              --              --              --              --
     Value of distributions reinvested
       Investment Class ................................       2,277,459       1,904,830      14,067,736         915,024
       Service Class ...................................              --              --              --              --
     Cost of shares redeemed
       Investment Class ................................     (66,456,789)    (34,975,080)    (30,028,378)    (40,319,538)
       Service Class ...................................              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................     (58,276,485)     (8,287,729)    125,782,961      91,090,046
     Contribution of capital (Note 2) ..................              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............     (48,032,143)      7,719,286     161,850,790     107,863,711
NET ASSETS
   Beginning of period .................................     134,298,944     126,579,658     206,326,939      98,463,228
--------------------------------------------------------------------------------------------------------------------------
   End of period .......................................   $  86,266,801   $ 134,298,944   $ 368,177,729   $ 206,326,939
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................   $   1,076,565   $   1,354,938   $     889,215   $     294,715
--------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................         590,739       2,784,032      10,166,327      10,221,650
     Issued for distribution reinvested ................         226,388         210,014       1,040,513          76,316
     Shares redeemed ...................................      (6,644,350)     (3,769,947)     (2,203,115)     (3,230,284)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................      (5,827,223)       (775,901)      9,003,725       7,067,682
==========================================================================================================================
   SERVICE CLASS:
     Shares sold .......................................              --              --              --              --
     Issued for distribution reinvested ................              --              --              --              --
     Shares redeemed ...................................              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................              --              --              --              --
==========================================================================================================================




                                                                 INTERNATIONAL
                                                                        EQUITY
                                                                          FUND
----------------------------------------------------------------------------------------
                                                               YEAR            YEAR
                                                               ENDED           ENDED
                                                              9/30/05         9/30/04
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................   $  11,482,259   $   7,935,878
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps .......................................      62,389,213      15,751,557
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written,
       options, and foreign currency translation .......      69,898,959      56,110,616
----------------------------------------------------------------------------------------
     Net increase from operations ......................     143,770,431      79,798,051
----------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................      (8,151,227)     (5,338,325)
         Service Class .................................         (81,393)        (56,641)
       Net realized gains
         Investment Class ..............................              --              --
----------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................      (8,232,620)     (5,394,966)
----------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................     135,537,811      74,403,085
----------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................     162,746,052     162,728,213
       Service Class ...................................       1,416,342       1,478,998
     Value of distributions reinvested
       Investment Class ................................       7,629,405       5,104,295
       Service Class ...................................          81,393          56,641
     Cost of shares redeemed
       Investment Class ................................     (77,229,806)    (79,476,274)
       Service Class ...................................        (991,446)       (676,549)
----------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................      93,651,940      89,215,324
     Contribution of capital (Note 2) ..................              --              --
----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............     229,189,751     163,618,409
NET ASSETS
   Beginning of period .................................     517,890,851     354,272,442
----------------------------------------------------------------------------------------
   End of period .......................................   $ 747,080,602   $ 517,890,851
========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................   $  10,098,662   $   7,424,170
----------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................      14,134,836      16,537,553
     Issued for distribution reinvested ................         683,026         537,860
     Shares redeemed ...................................      (6,837,134)     (8,066,891)
----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................       7,980,728       9,008,522
========================================================================================
   SERVICE CLASS:
     Shares sold .......................................         124,607         150,496
     Issued for distribution reinvested ................           7,293           5,975
     Shares redeemed ...................................         (85,737)        (69,093)
----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................          46,163          87,378
========================================================================================




See Notes to Financial Statements.


84 & 85

Statements of
Changes in Net Assets

                                                                              PREMIER                       STRATEGIC
                                                                               GROWTH                      INVESTMENT
                                                                           EQUITY FUND                           FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            YEAR           YEAR            YEAR
                                                                       ENDED           ENDED          ENDED           ENDED
                                                                      9/30/05         9/30/04        9/30/05         9/30/04
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ....................................  $   4,506,353   $   1,817,104   $   3,024,033   $   1,454,565
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .................     11,826,729       3,260,565       4,825,495       1,943,691
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written, options,
       and foreign currency translation ........................     26,577,462       6,162,729       3,905,506       2,099,778
---------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ..............................     42,910,544      11,240,398      11,755,034       5,498,034
---------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ......................................     (3,039,693)     (1,044,463)     (1,899,782)       (838,685)
         Service Class .........................................       (835,851)        (31,904)             --              --
       Net realized gains
         Investment Class ......................................             --              --      (1,785,690)             --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................     (3,875,544)     (1,076,367)     (3,685,472)       (838,685)
---------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions .......................................     39,035,000      10,164,031       8,069,562       4,659,349
---------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ........................................     57,432,406     141,912,142      68,811,212      58,388,335
       Service Class ...........................................     21,093,806     102,186,514              --              --
     Value of distributions reinvested
       Investment Class ........................................      2,843,636         996,353       3,685,472         838,720
       Service Class ...........................................        835,851          31,904              --              --
     Cost of shares redeemed
       Investment Class ........................................    (92,770,452)    (37,649,203)    (21,380,603)    (15,189,147)
       Service Class ...........................................    (17,085,850)     (4,323,043)             --              --
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ..........    (27,650,603)    203,154,667      51,116,081      44,037,908
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................     11,384,397     213,318,698      59,185,643      48,697,257
NET ASSETS
   Beginning of period .........................................    444,535,897     231,217,199     112,960,374      64,263,117
---------------------------------------------------------------------------------------------------------------------------------
   End of period ...............................................  $ 455,920,294   $ 444,535,897   $ 172,146,017   $ 112,960,374
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD .............  $   1,988,415   $   1,357,606   $   2,295,851   $   1,179,385
---------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...............................................      5,727,211      14,492,516       6,288,822       5,605,760
     Issued for distribution reinvested ........................        272,379         104,659         337,189          82,470
     Shares redeemed ...........................................     (9,222,537)     (3,862,842)     (1,963,708)     (1,460,787)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .........................     (3,222,947)     10,734,333       4,662,303       4,227,443
=================================================================================================================================
   SERVICE CLASS:
     Shares sold ...............................................      2,074,264      10,459,172              --              --
     Issued for distribution reinvested ........................         80,216           3,351              --              --
     Shares redeemed ...........................................     (1,677,836)       (451,270)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................        476,644      10,011,253              --              --
=================================================================================================================================



                                                                                                                MONEY
                                                                               INCOME                          MARKET
                                                                                 FUND                            FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR           YEAR            YEAR           YEAR
                                                                        ENDED          ENDED           ENDED          ENDED
                                                                       9/30/05        9/30/04         9/30/05        9/30/04
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ....................................   $  10,054,415   $   8,427,507   $     366,492   $     710,017
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .................         168,731       4,956,361             179              --
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written, options,
       and foreign currency translation ........................      (4,200,731)     (5,309,785)             --              --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ..............................       6,022,415       8,074,083         366,671         710,017
--------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ......................................     (10,096,849)     (8,505,398)       (366,492)       (710,017)
         Service Class .........................................              --              --              --              --
       Net realized gains
         Investment Class ......................................      (4,979,545)     (3,507,085)             --              --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................     (15,076,394)    (12,012,483)       (366,492)       (710,017)
--------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions .......................................      (9,053,979)     (3,938,400)            179              --
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ........................................      28,973,527      27,097,678       3,849,310      25,844,600
       Service Class ...........................................              --              --              --              --
     Value of distributions reinvested
       Investment Class ........................................      15,076,273      11,915,663         317,450         704,439
       Service Class ...........................................              --              --              --              --
     Cost of shares redeemed
       Investment Class ........................................     (18,263,140)    (36,694,443)    (56,547,149)    (45,770,831)
       Service Class ...........................................              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ..........      25,786,660       2,318,898     (52,380,389)    (19,221,792)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      16,732,681      (1,619,502)    (52,380,210)    (19,221,792)
NET ASSETS
   Beginning of period .........................................     222,113,928     223,733,430      63,971,859      83,193,651
--------------------------------------------------------------------------------------------------------------------------------
   End of period ...............................................   $ 238,846,609   $ 222,113,928   $  11,591,649   $  63,971,859
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD .............   $     294,846   $     321,968   $          38   $          38
--------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...............................................       2,996,604       2,767,859       3,849,311      25,844,600
     Issued for distribution reinvested ........................       1,564,055       1,209,178         317,450         704,439
     Shares redeemed ...........................................      (1,902,153)     (3,673,135)    (56,547,149)    (45,770,831)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .........................       2,658,506         303,902     (52,380,388)    (19,221,792)
================================================================================================================================
   SERVICE CLASS:
     Shares sold ...............................................              --              --              --              --
     Issued for distribution reinvested ........................              --              --              --              --
     Shares redeemed ...........................................              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................................              --              --              --              --
================================================================================================================================



See Notes to Financial Statements.


86 & 87

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


1.  ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It currently comprises eleven investment funds (each a "Fund" and collectively the "Funds") although only the following nine are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds are presently authorized to issue two classes of shares -- the Investment Class and the Service Class. As of September 30, 2005, the following Funds had two share classes active: U.S. Equity Fund, International Equity Fund and Premier Growth Equity Fund. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------


securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.



At September 30, 2005, information on the tax cost of investments is as follows:

                                                                                                           Net Tax Unrealized
                                                                                                              Appreciation/
                                         Cost of Investments  Gross Tax Unrealized   Gross Tax Unrealized   (Depreciation) on
                                          for Tax Purposes        Appreciation           Depreciation          Investments
------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                             $385,937,978        $  48,266,076           $(18,869,944)        $  29,396,132
S&P 500 Index Fund                             91,100,548           18,447,268             (7,084,899)           11,362,369
Value Equity Fund                              82,049,315           12,138,475             (3,316,116)            8,822,359
Small-Cap Value Equity Fund                   374,948,605           60,361,295            (10,676,072)           49,685,223
International Equity Fund                     792,993,100          147,639,178             (7,101,893)          140,537,285
Premier Growth Equity Fund                    474,708,476           50,675,427            (19,508,889)           31,166,538
Strategic Investment Fund                     184,899,961           12,275,625             (4,574,318)            7,701,307
Income Fund                                   322,687,258            1,147,170             (4,505,686)           (3,358,516)
Money Market Fund                              11,578,545                   --                     --                    --



                                        Net Tax Appreciation/     Undistributed        Undistributed
                                          (Depreciation) on          Income/         Long-Term Gains/      Post October
                                        Derivatives, Currency     (Accumulated         (Accumulated           Losses
                                         and Other Net Assets    Ordinary Loss)        Capital Loss)    (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                           $         --           $  4,085,203         $(13,075,088)      $         --
S&P 500 Index Fund                                   --              1,228,910          (19,389,960)                --
Value Equity Fund                                    --              1,041,320           (1,794,413)                --
Small-Cap Value Equity Fund                          --              3,622,469            3,784,287                 --
International Equity Fund                       (26,047)            10,283,389          (66,071,970)          (586,234)
Premier Growth Equity Fund                           --              1,535,457          (13,665,597)                --
Strategic Investment Fund                        (2,328)             2,544,637            4,169,017             (9,784)
Income Fund                                      (3,187)                83,593                   --            (24,653)
Money Market Fund                                    --                     38                  (90)                --


Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

As of September 30, 2005, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, U.S Equity Fund, S&P 500 Index Fund, Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, and Money Market Fund utilized capital loss carryovers in the amounts of $18,499,643; $2,047,157; $11,919,308; $63,137,435; $10,372,709 and $115,
respectively.

Fund                                    Amount            Expires
-----------------------------------------------------------------------
U.S. Equity Fund                   $  7,907,212           09/30/11
                                      5,167,876           09/30/12

S&P 500 Index Fund                    8,086,968           09/30/10
                                      6,423,606           09/30/11
                                      4,879,386           09/30/12

Value Equity Fund                     1,794,413           09/30/11

International Equity Fund            36,290,672           09/30/11
                                     29,781,298           09/30/12

Premier Growth Equity Fund           10,947,651           09/30/11
                                      2,717,946           09/30/12

Money Market Fund                            90           09/30/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2004 as follows:

Fund                                Capital          Currency
-----------------------------------------------------------------
International Equity Fund        $        --          $586,234
Strategic Investment Fund                 --             9,784
Income Fund                          24,653                 --



The tax composition of distributions paid during the years ended September 30, 2005 and September 30, 2004 were as follows:


                                              Year ended September 30, 2005                Year ended September 30, 2004
                                         -----------------------------------------------------------------------------------
                                           Ordinary                  Long-Term         Ordinary                  Long-Term
                                            Income                 Capital Gains        Income                 Capital Gains
----------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                         $  5,682,624          $             --       $  3,478,792          $             --
S&P 500 Index Fund                          1,677,172                        --          1,417,623                        --
Value Equity Fund                           2,285,113                        --          1,909,228                        --
Small-Cap Value Equity Fund                11,581,748                 2,485,988            914,996                        --
International Equity Fund                   8,232,620                        --          5,394,966                        --
Premier Growth Equity Fund                  3,875,544                        --          1,076,367                        --
Strategic Investment Fund                   2,639,657                 1,045,815            838,685                        --
Income Fund                                12,272,003                 2,804,405         10,441,275                 1,571,208
Money Market Fund                             366,492                        --            710,017                        --


Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.



The reclassifications for the year ended September 30, 2005 were as follows:

                                               Undistributed                   Accumulated
                                           Net Investment Income            Net Realized Loss             Paid In Capital
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                             $           --                 $           --                       $  --
S&P 500 Index Fund                                      537                           (536)                         (1)
Value Equity Fund                                        --                             --                          --
Small-Cap Value Equity Fund                              --                             --                          --
International Equity Fund                          (575,147)                       575,147                          --
Premier Growth Equity Fund                               --                             --                          --
Strategic Investment Fund                            (7,785)                         7,785                          --
Income Fund                                          15,312                        (15,312)                         --
Money Market Fund                                        --                             --                          --


INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

CONTRIBUTION OF CAPITAL During the year ended September 30, 2004, the S&P 500 Index Fund had received a contribution of capital for the reimbursment of certain trading cost and other expenses incurred by the Funds.

3.  LINE OF CREDIT

Effective December 15, 2004, and expiring December 14, 2005, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Trust during the period ended September 30, 2005. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

4. FEES AND COMPENSATION PAID TO AFFILIATES

Advisory and Administration Fees Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:


---------------------------------------------------------------------------------------------------------------------------
                                                                 Average Daily                              Advisory and
                                                              Net Assets of Fund                        Administration Fees*
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                               First $25 million                                .55%
Value Equity Fund                                               Next $25 million                                .45%
Premier Growth Equity Fund                                      Over $50 million                                .35%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                                    All Assets                                .15%
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                                    First $25 million                                .70%
                                                                Next $25 million                                .65%
                                                                Over $50 million                                .60%
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                      First $25 million                                .75%
                                                                Next $50 million                                .65%
                                                                Over $75 million                                .55%
---------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                                      First $25 million                                .45%
                                                                Next $25 million                                .40%
                                                                Over $50 million                                .35%
---------------------------------------------------------------------------------------------------------------------------
Income Fund                                                   First $25 million                                 .35%
                                                               Next $25 million                                 .30%
                                                               Next $50 million                                 .25%
                                                              Over $100 million                                 .20%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                              First $25 million                                .25%
                                                                Next $25 million                                .20%
                                                                Next $50 million                                .15%
                                                               Over $100 million                                .10%



* From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

SECURITY LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number and duration of the lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program. For the period ended September 30, 2005, the Income Fund paid $775,990 to GEAM. GEAM paid all fees received to third-party brokers.

5.  SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, effective May 1, 2001, SSgA Funds Management, Inc., ("SSgA"), is the Sub-Adviser to the S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund) and Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund.

SSgA and Palisade are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays SSgA and Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

6. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended September 30, 2005, were as follows:

                                     Purchases                  Sales
-------------------------------------------------------------------------
U.S. Equity Fund                    $181,363,665            $172,772,980
S&P 500 Index Fund                    13,997,396              11,438,528
Value Equity Fund                     37,579,469              94,970,585
Small-Cap Value Equity Fund          198,775,503              88,757,453
International Equity Fund            406,997,310             311,715,468
Premier Growth Equity Fund           135,273,361             161,153,583
Strategic Investment Fund            236,992,588             187,036,061
Income Fund                          897,302,573             824,581,656

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

OPTIONS During the period ended September 30, 2005, the following option contracts were written:

                                        GE Small-Cap                   GE Strategic
                                        Value Equity                    Investment                      Income Fund
                              ------------------------------  ------------------------------  -----------------------------
                                   Number                          Number                         Number
                                of Contracts        Premium     of Contracts       Premium     of Contracts        Premium
---------------------------------------------------------------------------------------------------------------------------
Balance as of
   September 30, 2004                   --         $      --            --       $     --              168      $   40,100
---------------------------------------------------------------------------------------------------------------------------

Written                              3,293           673,358       210,000          1,607        1,215,945         232,164
Closed and Expired                  (2,365)         (559,404)      (70,000)          (536)        (411,113)       (266,101)

---------------------------------------------------------------------------------------------------------------------------
Balance as of
   September 30, 2005                  928         $ 113,954       140,000         $1,071          805,000      $    6,163
---------------------------------------------------------------------------------------------------------------------------



SECURITY LENDING At September 30, 2005, the following Funds participated in security lending:

                                              Loaned securities
                                        (including accrued interest)                  Collateral*
-----------------------------------------------------------------------------------------------------
U.S. Equity Fund                                $   8,434,481                       $   8,623,329
Value Equity Fund                                   2,846,578                           2,915,260
Small-Cap Value Equity Fund                        57,851,152                          59,416,848
International Equity Fund                         182,707,065                         192,018,286
Premier Growth Equity Fund                         49,197,763                          50,347,022
Strategic Investment Fund                          12,080,083                          12,546,313
Income Fund                                        35,367,766                          36,554,138


* Collateral was adjusted on October 3, 2005 to reflect the September 30, 2005 change in value of securities on loan.

Notes to Financial Statements                                 September 30, 2005
--------------------------------------------------------------------------------

7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2005 were:

                                             5% or Greater Shareholders
                                          -------------------------------
                                                                  % of                   % of Fund Held
                                           Number               Fund Held               by GE Affiliates*
------------------------------------------------------------------------------------------------------------

U.S. Equity Fund                              4                      65%                        14%
S&P 500 Index Fund                            1                      86%                         0%
Value Equity Fund                             6                      92%                         0%
Small-Cap Value Equity Fund                   2                      96%                        91%
International Equity Fund                     4                      80%                        57%
Premier Growth Equity Fund                    3                      50%                         0%
Strategic Investment Fund                     4                      96%                        80%
Income Fund                                   4                      71%                         0%
Money Market Fund                             3                      94%                        38%



Investment activities of these shareholders could have a material impact on these Funds.

* Included in the 5% or Greater Shareholders percentage.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
GE Institutional Funds

We have audited the accompanying statements of assets and liabilities of the U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund, and Money Market Fund, each a series of GE Institutional Funds, including the schedule of investments, as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund, and Money Market Fund, as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  KPMG LLP

Boston, Massachusetts
November 18, 2005

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2005, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:


                                 Total Foreign          Total Foreign
                                 Source Income            Taxes Paid
-----------------------------------------------------------------------
International Equity Fund         $15,501,805              $1,558,251


During the year ended September 30, 2005, the following Funds paid to shareholders of record on December 22, 2004, the following long-term capital gain dividends reported on Form 1099 for 2004:


Fund                                           Per Share Amount
---------------------------------------------------------------
Small-Cap Value Equity Fund                       $0.14242
Income Fund                                        0.11883
Strategic Investment Fund                          0.08237


For corporate shareholders the following represent the amounts that may be eligible for the dividends received deduction:


Fund name                                                 DRD
--------------------------------------------------------------
U.S. Equity Fund                                       100.00%
Small-Cap Value Equity Fund                             14.36%
S&P 500 Index Fund                                     100.00%
Premier Growth Equity Fund                             100.00%
Strategic Investment Fund                               29.71%
Value Equity Fund                                      100.00%


Please consult a tax advisor if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Advisory Agreement Renewal                                           (unaudited)
--------------------------------------------------------------------------------

The Board of Trustees, including the independent trustees, of the GE Institutional Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004. The Board, including the independent trustees, also at that meeting unanimously approved the sub-advisory agreements between Palisade Capital Management, L.L.C. and GEAM on behalf of the Institutional Small-Cap Value Equity Fund and between SSgA Funds Management and GEAM on behalf of the Institutional S&P 500 Index Fund.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM and the sub-advisers at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the Funds' advisory agreements and the related sub-advisory agreements for the Institutional Small-Cap Value Equity and S&P 500 Index Funds, the independent trustees reviewed the proposed continuance of the agreements with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for their consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM or the sub-advisers were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM and each of the sub-advisers, and the independent trustees concurred that GEAM and the sub-advisers provide high quality advisory and administrative services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. The independent trustees specifically considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the processes used for selecting investments, selecting brokers and for compliance activities, and the quality of the investment professionals employed by GEAM. The Board also recognized GEAM's responsibility for supervising the sub-advisers' services. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM and, where relevant, representatives of the sub-advisers, discussed in detail their investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin

Advisory Agreement Renewal                                           (unaudited)
--------------------------------------------------------------------------------

information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees reviewed comparative fee information for each sub-adviser, as well as an analysis of the profitability to the sub-adviser of the sub-advisory agreement, and did not find the subadvisory fees to be excessive on the basis of this information.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes most of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through lower fees and through subsidies of operating expenses). The Board reviewed the applicable fee breakpoints and concluded that no changes were needed.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM and the sub-advisers in concluding that the contractual advisory and sub-advisory fees are reasonable for the Funds. An example of those benefits would be the soft dollars generated by portfolio transactions by the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory and sub-advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     Executive Vice President - Chief
Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Chairman of the Board and President of GE
Funds since 1993 and GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee and Executive Vice President of
GE Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Manager of Mutual Fund Operations
at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE     GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.



--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team                                                      (unaudited)
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC




CUSTODIAN
State Street Bank & Trust Company



OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $114,500 in 2004 and $118,600 in 2005.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Institutional Funds (the "Funds") Board of Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $337,665 in 2004 and $174,236 in 2005.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 08, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 08, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  December 08, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.